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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09477

ING Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  December 31

Date of reporting period:                         March 31, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING GET U.S. Core Portfolio Series 1
ING GET U.S. Core Portfolio Series 2
ING GET U.S. Core Portfolio Series 3
ING GET U.S. Core Portfolio Series 4
ING GET U.S. Core Portfolio Series 5
ING GET U.S. Core Portfolio Series 6
ING GET U.S. Core Portfolio Series 7
ING GET U.S. Core Portfolio Series 8
ING GET U.S. Core Portfolio Series 9
ING GET U.S. Core Portfolio Series 10
ING GET U.S. Core Portfolio Series 11
ING GET U.S. Core Portfolio Series 12
ING VP Global Equity Dividend Portfolio

The schedules are not audited.

		PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 1		as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 43.1%

		Advertising: 0.1%
1,200	@	Interpublic Group of Cos., Inc.	$11,472
1,000		Omnicom Group	83,250
			94,722

		Aerospace/Defense: 1.1%
6,950		Boeing Co.	541,614
2,700		General Dynamics Corp.	172,746
150		L-3 Communications Holdings, Inc.	12,869
3,060		Lockheed Martin Corp.	229,898
1,843		Northrop Grumman Corp.	125,858
3,115		Raytheon Co.	142,792
850		Rockwell Collins, Inc.	47,898
5,100		United Technologies Corp.	295,647
			1,569,322

		Agriculture: 0.8%
10,100		Altria Group, Inc.	715,686
5,370		Archer-Daniels-Midland Co.	180,701
1,490		Monsanto Co.	126,278
640		Reynolds America, Inc.	67,520
			1,090,185

		Airlines: 0.0%
3,600		Southwest Airlines Co.	64,764
			64,764

		Apparel: 0.2%
3,400	@	Coach, Inc.	117,572
1,000		Jones Apparel Group, Inc.	35,370
900		Liz Claiborne, Inc.	36,882
1,320		Nike, Inc.	112,332
820		VF Corp.	46,658
			348,814

		Auto Manufacturers: 0.1%
13,600		Ford Motor Co.	108,256
400	@	Navistar International Corp.	11,032
900		Paccar, Inc.	63,432
			182,720

		Auto Parts & Equipment: 0.0%
1,300	@	Goodyear Tire & Rubber Co.	18,824
200		Johnson Controls, Inc.	15,186
			34,010

		Banks: 2.6%
1,700		AmSouth Bancorp	45,985
23,620		Bank of America Corp.	1,075,655
4,200		Bank of New York	151,368
2,760		BB&T Corp.	108,192
1,400		Comerica, Inc.	81,158
550		Compass Bancshares, Inc.	27,836

			PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 1			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 43.1% (continued)

500		First Horizon National Corp.	$20,825
1,250		Huntington Bancshares, Inc.	30,163
2,750		Keycorp	101,200
450		M&T Bank Corp.	51,363
1,200		Marshall & Ilsley Corp.	52,296
2,200		Mellon Financial Corp.	78,320
2,960		National City Corp.	103,304
1,000		Northern Trust Corp.	52,500
1,500		PNC Financial Services Group, Inc.	100,965
2,400		Regions Financial Corp.	84,408
1,600		State Street Corp.	96,688
2,000		SunTrust Banks, Inc.	145,520
1,371		Synovus Financial Corp.	37,140
9,800		US BanCorp.	298,900
8,235		Wachovia Corp.	461,572
8,300		Wells Fargo & Co.	530,121
450		Zions Bancorporation	37,229
			3,772,708

		Beverages: 1.3%
4,000		Anheuser-Busch Cos., Inc.	171,080
450		Brown-Forman Corp.	34,637
16,900		Coca-Cola Co.	707,603
1,750		Coca-Cola Enterprises, Inc.	35,595
1,000	@	Constellation Brands, Inc.	25,050
1,350		Pepsi Bottling Group, Inc.	41,027
13,770		PepsiCo, Inc.	795,768
			1,810,760

		Biotechnology: 0.5%
6,200	@	Amgen, Inc.	451,050
1,700	@	Biogen Idec, Inc.	80,070
600	@	Chiron Corp.	27,486
1,250	@	Genzyme Corp.	84,025
200	@	Millipore Corp.	14,612
			657,243

		Building Materials: 0.1%
950		American Standard Cos, Inc.	40,717
2,250		Masco Corp.	73,103
550		Vulcan Materials Co.	47,658
			161,478

		Chemicals: 0.6%
1,150		Air Products & Chemicals, Inc.	77,269
5,100		Dow Chemical Co.	207,060
500		Eastman Chemical Co.	25,590
1,300		Ecolab, Inc.	49,660
4,700		EI Du Pont de Nemours & Co.	198,387
350		Engelhard Corp.	13,864
700		International Flavors & Fragrances, Inc.	24,024
1,150		PPG Industries, Inc.	72,853
2,000		Praxair, Inc.	110,300
1,100		Rohm & Haas Co.	53,757
650		Sherwin-Williams Co.	32,136
50		Sigma-Aldrich Corp.	3,290
192	@	Tronox, Inc.	3,255
			871,445

		PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 1		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 43.1% (continued)

		Commercial Services: 0.4%
700	@	Apollo Group, Inc.	$36,757
1,051		Cendant Corp.	18,235
1,150		Equifax, Inc.	42,826
1,700		H&R Block, Inc.	36,805
2,820		McKesson Corp.	147,007
1,300		Moody’s Corp.	92,898
1,900		Paychex, Inc.	79,154
1,250		Robert Half International, Inc.	48,263
1,300		RR Donnelley & Sons Co.	42,536
			544,481

		Computers: 1.9%
700	@	Affiliated Computer Services, Inc.	41,762
4,210	@	Apple Computer, Inc.	264,051
900	@	Computer Sciences Corp.	49,995
12,000	@	Dell, Inc.	357,120
2,600		Electronic Data Systems Corp.	69,758
12,200	@	EMC Corp.	166,286
23,600		Hewlett-Packard Co.	776,440
10,550		International Business Machines Corp.	870,059
650	@	Lexmark International, Inc.	29,497
1,500	@	NCR Corp.	62,685
1,750	@	Network Appliance, Inc.	63,053
1,900	@	Unisys Corp.	13,091
			2,763,797

		Cosmetics/Personal Care: 1.2%
375		Alberto-Culver Co.	16,586
2,650		Colgate-Palmolive Co.	151,315
600		Estee Lauder Cos., Inc.	22,314
26,976		Procter & Gamble Co.	1,554,357
			1,744,572

		Distribution/Wholesale: 0.1%
1,236		Genuine Parts Co.	54,174
450		WW Grainger, Inc.	33,908
			88,082

		Diversified Financial Services: 3.7%
6,200		American Express Co.	325,810
1,340		Ameriprise Financial, Inc.	60,380
600		Bear Stearns Cos, Inc.	83,220
1,550		Capital One Financial Corp.	124,806
5,350		Charles Schwab Corp.	92,074
1,350		CIT Group, Inc.	72,252
25,450		Citigroup, Inc.	1,202,004
3,008		Countrywide Financial Corp.	110,394
2,000	@	E*Trade Financial Corp.	53,960
4,800		Fannie Mae	246,720
250		Federated Investors, Inc.	9,763
800		Franklin Resources, Inc.	75,392
3,400		Freddie Mac	207,400
3,750		Goldman Sachs Group, Inc.	588,600
1,100		Janus Capital Group, Inc.	25,487
17,700		JPMorgan Chase & Co.	737,028
2,310		Lehman Brothers Holdings, Inc.	333,864
4,600		Merrill Lynch & Co., Inc.	362,296
7,450		Morgan Stanley	468,009
2,100		SLM Corp.	109,074
550		T. Rowe Price Group, Inc.	43,016
			5,331,549

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 1	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 43.1% (continued)

		Electric: 1.0%
3,560	@	AES Corp.	$60,734
850	@	Allegheny Energy, Inc.	28,773
3,250		American Electric Power Co., Inc.	110,565
1,650		CenterPoint Energy Resources Corp.	19,685
1,000		Cinergy Corp.	45,410
1,550	@	CMS Energy Corp.	20,073
1,400		Consolidated Edison, Inc.	60,900
1,150		Constellation Energy Group, Inc.	62,917
450		Dominion Resources, Inc.	31,064
900		DTE Energy Co.	36,081
5,250		Duke Energy Corp.	153,038
1,700		Edison International	70,006
700		Exelon Corp.	37,030
2,500		FirstEnergy Corp.	122,250
2,050		FPL Group, Inc.	82,287
2,100		Pacific Gas & Electric Co.	81,690
500		Pinnacle West Capital Corp.	19,550
1,900		PPL Corp.	55,860
1,300		Progress Energy, Inc.	57,174
1,500		Public Service Enterprise Group, Inc.	96,060
2,050		TECO Energy, Inc.	33,046
4,440		TXU Corp.	198,734
450		Xcel Energy, Inc.	8,168
			1,491,095

		Electrical Components & Equipment: 0.2%
2,800		Emerson Electric Co.	234,164
700		Molex, Inc.	23,240
			257,404

		Electronics: 0.3%
3,550	@	Agilent Technologies, Inc.	133,303
950		Applera Corp. - Applied Biosystems Group	25,783
1,350	@	Jabil Circuit, Inc.	57,861
850		PerkinElmer, Inc.	19,950
2,900	@	Sanmina-SCI Corp.	11,890
9,340	@	Solectron Corp.	37,360
800	@	Thermo Electron Corp.	29,672
850	@	Waters Corp.	36,678
			352,497

		Engineering & Construction: 0.1%
800		Fluor Corp.	68,640
			68,640

		Entertainment: 0.1%
2,350		International Game Technology	82,767
			82,767

		Environmental Control: 0.1%
2,800		Waste Management, Inc.	98,840
			98,840

		Food: 0.6%
1,800		Albertson’s, Inc.	46,206
950		Campbell Soup Co.	30,780
2,700		ConAgra Foods, Inc.	57,942

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 1	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 43.1% (continued)

2,900		General Mills, Inc.	$146,972
1,650		HJ Heinz Co.	62,568
1,300		Kellogg Co.	57,252
3,500	@	Kroger Co.	71,260
1,100		McCormick & Co., Inc.	37,246
2,300		Safeway, Inc.	57,776
3,969		Sara Lee Corp.	70,966
1,300		Supervalu, Inc.	40,066
700		Whole Foods Market, Inc.	46,508
1,100		WM Wrigley Jr. Co.	70,400
			795,942

		Forest Products & Paper: 0.1%
500		International Paper Co.	17,285
850		Louisiana-Pacific Corp.	23,120
1,150		MeadWestvaco Corp.	31,407
150		Plum Creek Timber Co., Inc.	5,540
700		Temple-Inland, Inc.	31,185
1,300		Weyerhaeuser Co.	94,159
			202,696

		Gas: 0.1%
200		KeySpan Corp.	8,174
200		Nicor, Inc.	7,912
2,600		Sempra Energy	120,796
			136,882

		Hand/Machine Tools: 0.1%
350		Black & Decker Corp.	30,412
450		Snap-On, Inc.	17,154
450		Stanley Works	22,797
			70,363

		Healthcare — Products: 1.3%
350		Bausch & Lomb, Inc.	22,295
3,300		Baxter International, Inc.	128,073
1,240		Becton Dickinson & Co.	76,359
3,000	@	Boston Scientific Corp.	69,150
600		CR Bard, Inc.	40,686
1,680		Guidant Corp.	131,141
15,200		Johnson & Johnson	900,144
6,150		Medtronic, Inc.	312,113
1,800	@	St. Jude Medical, Inc.	73,800
1,500		Stryker Corp.	66,510
1,200	@	Zimmer Holdings, Inc.	81,120
			1,901,391

		Healthcare — Services: 0.9%
3,840		Aetna, Inc.	188,698
1,110	@	Coventry Health Care, Inc.	59,918
1,300	@	Humana, Inc.	68,445
650	@	Laboratory Corp. of America Holdings	38,012
800		Quest Diagnostics	41,040
9,220		UnitedHealth Group, Inc.	515,029
4,470	@	WellPoint, Inc.	346,112
			1,257,254

		Home Builders: 0.0%
700		Lennar Corp.	42,266
			42,266

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 1	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 43.1% (continued)

		Home Furnishings: 0.0%
300		Harman International Industries, Inc.	$33,339
200		Whirlpool Corp.	18,294
			51,633

		Household Products/Wares: 0.2%
100		Avery Dennison Corp.	5,848
200		Clorox Co.	11,970
750		Fortune Brands, Inc.	60,473
2,550		Kimberly-Clark Corp.	147,390
			225,681

		Housewares: 0.0%
1,350		Newell Rubbermaid, Inc.	34,007
			34,007

		Insurance: 1.7%
1,540	@@	ACE Ltd.	80,095
2,450		Aflac, Inc.	110,569
3,430		Allstate Corp.	178,737
550		AMBAC Financial Group, Inc.	43,780
2,600		American International Group, Inc.	171,834
1,650		AON Corp.	68,492
1,390		Chubb Corp.	132,662
810		Cigna Corp.	105,802
866		Cincinnati Financial Corp.	36,433
1,900		Genworth Financial, Inc.	63,517
1,500		Hartford Financial Services Group, Inc.	120,825
700		Jefferson-Pilot Corp.	39,158
1,300		Lincoln National Corp.	70,967
670		Loews Corp.	67,804
2,807		Marsh & McLennan Cos., Inc.	82,414
900		MBIA, Inc.	54,117
5,140		Metlife, Inc.	248,622
700		MGIC Investment Corp.	46,641
1,950		Principal Financial Group	95,160
1,030		Progressive Corp.	107,388
3,630		Prudential Financial, Inc.	275,190
630		Safeco Corp.	31,632
3,470		St. Paul Cos.	145,011
500		Torchmark Corp.	28,550
1,350		UnumProvident Corp.	27,648
			2,433,048

		Internet: 0.4%
2,700	@	Amazon.com, Inc.	98,577
5,850	@	eBay, Inc.	228,501
700	@	Monster Worldwide, Inc.	34,902
5,459	@	Symantec Corp.	91,875
200	@	VeriSign, Inc.	4,798
1,300	@	Yahoo!, Inc.	41,938
			500,591

		Iron/Steel: 0.1%
1,500		Nucor Corp.	157,185
600		United States Steel Corp.	36,408
			193,593

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 1	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 43.1% (continued)

		Leisure Time: 0.1%
700		Brunswick Corp.	$27,202
2,250		Carnival Corp.	106,583
1,400		Harley-Davidson, Inc.	72,632
100		Sabre Holdings Corp.	2,353
			208,770

		Lodging: 0.1%
1,650		Hilton Hotels Corp.	42,009
1,100		Marriott International, Inc.	75,460
1,000		Starwood Hotels & Resorts Worldwide, Inc.	67,730
			185,199

		Machinery — Construction & Mining: 0.2%
3,400		Caterpillar, Inc.	244,154
			244,154

		Machinery — Diversified: 0.1%
100		Cummins, Inc.	10,510
1,200		Deere & Co.	94,860
850		Rockwell Automation, Inc.	61,124
			166,494

		Media: 0.9%
2,800		Clear Channel Communications, Inc.	81,228
2,150	@	Comcast Corp.	56,244
300		Gannett Co., Inc.	17,976
400		Knight-Ridder, Inc.	25,284
3,220		McGraw-Hill Cos, Inc.	185,536
350		Meredith Corp.	19,527
750		New York Times Co.	18,983
12,200		News Corp., Inc.	202,642
4,600		Time Warner, Inc.	77,234
250		Tribune Co.	6,858
1,200	@	Univision Communications, Inc.	41,364
4,175		Viacom, Inc. - Class B	100,117
4,175	@	Viacom, Inc.	161,990
9,750		Walt Disney Co.	271,928
			1,266,911

		Mining: 0.3%
4,400		Alcoa, Inc.	134,464
1,700		Freeport-McMoRan Copper & Gold, Inc.	101,609
2,200		Newmont Mining Corp.	114,158
1,160		Phelps Dodge Corp.	93,415
			443,646

		Miscellaneous Manufacturing: 2.1%
3,850		3M Co.	291,407
400	@	Cooper Industries Ltd.	34,760
1,450		Danaher Corp.	92,148
1,000		Dover Corp.	48,560
1,500		Eastman Kodak Co.	42,660
650		Eaton Corp.	47,431
52,750		General Electric Co.	1,834,645
4,500		Honeywell International, Inc.	192,465
1,000		Illinois Tool Works, Inc.	96,310
1,700	@@	Ingersoll-Rand Co.	71,043
900		ITT Industries, Inc.	50,598
900		Leggett & Platt, Inc.	21,933
650		Parker Hannifin Corp.	52,397

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 1	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 43.1% (continued)

700		Textron, Inc.	$65,373
			2,941,730

		Office/Business Equipment: 0.1%
1,150		Pitney Bowes, Inc.	49,370
4,700	@	Xerox Corp.	71,440
			120,810

		Oil & Gas: 4.0%
350		Amerada Hess Corp.	49,840
1,000		Anadarko Petroleum Corp.	101,010
1,450		Apache Corp.	94,990
1,850		Burlington Resources, Inc.	170,034
10,826		ChevronTexaco Corp.	627,583
9,100		ConocoPhillips	574,665
2,100		Devon Energy Corp.	128,457
1,200		EOG Resources, Inc.	86,400
49,500		Exxon Mobil Corp.	3,012,533
950		Kerr-McGee Corp.	90,706
1,650		Marathon Oil Corp.	125,681
200		Murphy Oil Corp.	9,964
700	@, @@	Nabors Industries Ltd.	50,106
2,800		Occidental Petroleum Corp.	259,420
400	@	Rowan Cos., Inc.	17,584
1,200		Sunoco, Inc.	93,084
4,600		Valero Energy Corp.	274,988
300		XTO Energy, Inc.	13,071
			5,780,116

		Oil & Gas Services: 0.4%
1,600		Baker Hughes, Inc.	109,440
2,350		Halliburton Co.	171,597
2,800		Schlumberger Ltd.	354,396
			635,433

		Packaging & Containers: 0.0%
800		Ball Corp.	35,064
500		Sealed Air Corp.	28,935
			63,999

		Pharmaceuticals: 2.4%
8,200		Abbott Laboratories	348,254
650		Allergan, Inc.	70,525
2,020		AmerisourceBergen Corp.	97,505
500	@	Barr Pharmaceuticals, Inc.	31,490
2,870		Cardinal Health, Inc.	213,872
2,370	@	Caremark Rx, Inc.	116,557
1,100		Eli Lilly & Co.	60,830
800	@	Express Scripts, Inc.	70,320
1,600	@	Forest Laboratories, Inc.	71,408
2,300	@	Gilead Sciences, Inc.	143,106
1,480	@	Hospira, Inc.	58,401
2,200	@	King Pharmaceuticals, Inc.	37,950
1,350	@	Medco Health Solutions, Inc.	77,247
14,850		Merck & Co., Inc.	523,166
1,100		Mylan Laboratories	25,740
36,750		Pfizer, Inc.	915,810
7,700		Schering-Plough Corp.	146,223
550	@	Watson Pharmaceuticals, Inc.	15,807
7,050		Wyeth	342,066
			3,366,277

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 1	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 43.1% (continued)

		Pipelines: 0.1%
400		Kinder Morgan, Inc.	$36,796
2,250		Williams Cos., Inc.	48,128
			84,924

		Real Estate Investment Trust: 0.1%
450		Apartment Investment & Management Co.	21,105
200		Archstone-Smith Trust	9,754
300		Prologis	16,050
500		Public Storage, Inc.	40,615
1,100		Simon Property Group LP	92,554
			180,078

		Retail: 3.0%
900	@	Autonation, Inc.	19,395
200	@	Autozone, Inc.	19,938
1,350	@	Bed Bath & Beyond, Inc.	51,840
2,805		Best Buy Co., Inc.	156,884
900		Circuit City Stores, Inc.	22,032
3,200		Costco Wholesale Corp.	173,312
800		CVS Corp.	23,896
1,340		Darden Restaurants, Inc.	54,980
1,400		Dollar General Corp.	24,738
450		Family Dollar Stores, Inc.	11,970
1,413		Federated Department Stores	103,149
4,000		Gap, Inc.	74,720
18,220		Home Depot, Inc.	770,706
1,750		JC Penney Co., Inc.	105,718
1,750	@	Kohl’s Corp.	92,768
300		Limited Brands	7,338
5,350		Lowe’s Cos., Inc.	344,754
10,800		McDonald’s Corp.	371,088
1,100		Nordstrom, Inc.	43,098
2,050	@	Office Depot, Inc.	76,342
520	@	Sears Holding Corp.	68,765
6,185		Staples, Inc.	157,841
5,200	@	Starbucks Corp.	195,728
4,300		Target Corp.	223,643
400		Tiffany & Co.	15,016
2,150		TJX Cos., Inc.	53,363
12,200		Wal-Mart Stores, Inc.	576,328
6,640		Walgreen Co.	286,383
550		Wendy’s International, Inc.	34,133
1,850		Yum! Brands, Inc.	90,391
			4,250,257

		Savings & Loans: 0.3%
1,500		Golden West Financial Corp.	101,850
1,800		Sovereign Bancorp, Inc.	39,438
5,049		Washington Mutual, Inc.	215,188
			356,476

		Semiconductors: 1.3%
2,100	@	Advanced Micro Devices, Inc.	69,636
1,900	@	Altera Corp.	39,216
2,500		Analog Devices, Inc.	95,725
8,450		Applied Materials, Inc.	147,960
2,250	@	Broadcom Corp.	97,110

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 1	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 43.1% (continued)

3,521	@	Freescale Semiconductor, Inc.	$97,778
30,310		Intel Corp.	586,499
950		Kla-Tencor Corp.	45,942
1,450		Linear Technology Corp.	50,866
2,000	@	LSI Logic Corp.	23,120
1,550		Maxim Integrated Products	57,583
3,100	@	Micron Technology, Inc.	45,632
2,850		National Semiconductor Corp.	79,344
100	@	Novellus Systems, Inc.	2,400
1,050	@	Nvidia Corp.	60,123
1,400	@	QLogic Corp.	27,090
10,850		Texas Instruments, Inc.	352,300
			1,878,324

		Software: 2.2%
2,600	@	Adobe Systems, Inc.	90,792
1,620	@	Autodesk, Inc.	62,402
2,950		Automatic Data Processing, Inc.	134,756
1,700	@	BMC Software, Inc.	36,822
2,450		CA, Inc.	66,665
1,400	@	Citrix Systems, Inc.	53,060
3,250	@	Compuware Corp.	25,448
1,450	@	Electronic Arts, Inc.	79,344
3,770		First Data Corp.	176,511
1,050	@	Fiserv, Inc.	44,678
250		IMS Health, Inc.	6,443
1,450	@	Intuit, Inc.	77,126
74,750		Microsoft Corp.	2,033,948
2,050	@	Novell, Inc.	15,744
19,510	@	Oracle Corp.	267,092
964	@	Parametric Technology Corp.	15,742
			3,186,573

		Telecommunications: 2.7%
19,503		AT&T, Inc.	527,361
2,050	@	Avaya, Inc.	23,165
12,400		BellSouth Corp.	429,660
1,100		CenturyTel, Inc.	43,032
42,150	@	Cisco Systems, Inc.	913,391
1,700		Citizens Communications Co.	22,559
200	@	Comverse Technology, Inc.	4,706
7,750	@	Corning, Inc.	208,553
16,950		Motorola, Inc.	388,325
8,550		Qualcomm, Inc.	432,716
15,352		Sprint Corp. - FON Group	396,696
3,050	@	Tellabs, Inc.	48,495
14,500		Verizon Communications, Inc.	493,870
			3,932,529

		Textiles: 0.0%
900		Cintas Corp.	38,358
			38,358

		Toys/Games/Hobbies: 0.0%
1,200		Hasbro, Inc.	25,320
2,100		Mattel, Inc.	38,073
			63,393

		Transportation: 0.7%
1,900		Burlington Northern Santa Fe Corp.	158,327

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 1	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 43.1% (continued)

1,080		CSX Corp.		$64,584
300		FedEx Corp.		33,882
3,500		Norfolk Southern Corp.		189,245
1,350		Union Pacific Corp.		126,023
5,800		United Parcel Service, Inc.		460,404
				1,032,465
		Total Common Stock
		(Cost $56,418,431)		61,754,158

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 53.7%

		Federal Home Loan Bank: 24.6%
$40,000,000		5.230%, due 09/12/08		$35,297,720
				35,297,720

		Federal Home Loan Mortgage Corporation: 18.4%
30,000,000		5.160%, due 10/15/08		26,399,130
				26,399,130

		Government Trust Certificate: 10.7%
17,600,000		5.230%, due 11/13/08		15,399,753
				15,399,753
		Total U.S. Government Agency Obligations
		(Cost $80,295,807)		77,096,603

U.S. TREASURY OBLIGATIONS: 2.9%

		U.S. Treasury STRIP: 2.9%
4,594,000		4.860%, due 08/15/08		4,104,280
		Total U.S. Treasury Obligations
		(Cost $4,121,060)		4,104,280

		Total Long-Term Investments:
		(Cost $140,35,298)		$142,955,041

SHORT-TERM INVESTMENTS: 0.4%

		Repurchase Agreement: 0.4%
548,000		Goldman Sachs Repurchase Agreement dated, 03/31/06, 4.790%, due 04/03/06, $548,219 to be received upon repurchase (Collateralized by $577,000 Federal Home Loan Mortgage Corporation, 3.625%, Market Value plus accrued interest $558,998, due 09/15/08)		548,000

		Total Short-Term Investments:
		(Cost $548,000)		$548,000

		Total Investments in Securities
		(Cost $141,383,298)*	100.1%	$143,503,041
		Other Assets and Liabilities—Net	(0.1)	(96,443)
		Net Assets	100.0%	$143,406,598

	@	Non-income producing security
	@@	Foreign Issuer

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 1	as of March 31, 2006 (Unaudited)(continued)

STRIP	Separate Trading of Registered Interest and Principal of Securities

*	Cost for federal income tax purposes is $142,347,188.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$5,769,356
	Gross Unrealized Depreciation	(4,613,503)
	Net Unrealized Appreciation	$1,155,853

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 2	as of March 31, 2006 (Unaudited)

Shares	Value

COMMON STOCK: 37.6%

		Advertising: 0.1%
1,620	@	Interpublic Group of Cos., Inc.	$15,487
700		Omnicom Group	58,275
			73,762

		Aerospace/Defense: 1.0%
4,760		Boeing Co.	370,947
1,900		General Dynamics Corp.	121,562
100		L-3 Communications Holdings, Inc.	8,579
2,110		Lockheed Martin Corp.	158,524
1,308		Northrop Grumman Corp.	89,323
2,124		Raytheon Co.	97,364
580		Rockwell Collins, Inc.	32,683
3,580		United Technologies Corp.	207,533
			1,086,515

		Agriculture: 0.7%
7,010		Altria Group, Inc.	496,729
3,750		Archer-Daniels-Midland Co.	126,188
1,000		Monsanto Co.	84,750
470		Reynolds America, Inc.	49,585
			757,252

		Airlines: 0.0%
2,900		Southwest Airlines Co.	52,171
			52,171

		Apparel: 0.2%
2,260	@	Coach, Inc.	78,151
360		Jones Apparel Group, Inc.	12,733
660		Liz Claiborne, Inc.	27,047
940		Nike, Inc.	79,994
560		VF Corp.	31,864
			229,789

		Auto Manufacturers: 0.1%
10,970		Ford Motor Co.	87,321
200	@	Navistar International Corp.	5,516
600		Paccar, Inc.	42,288
			135,125

		Auto Parts & Equipment: 0.0%
970	@	Goodyear Tire & Rubber Co.	14,046
150		Johnson Controls, Inc.	11,390
			25,436

		Banks: 2.3%
1,440		AmSouth Bancorp	38,952
16,344		Bank of America Corp.	744,306
2,860		Bank of New York	103,074
1,911		BB&T Corp.	74,911
940		Comerica, Inc.	54,492
500		Compass Bancshares, Inc.	25,305

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 2	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 37.6% (continued)

400		First Horizon National Corp.	$16,660
860		Huntington Bancshares, Inc.	20,752
1,920		Keycorp	70,656
350		M&T Bank Corp.	39,949
830		Marshall & Ilsley Corp.	36,171
1,600		Mellon Financial Corp.	56,960
2,040		National City Corp.	71,196
770		Northern Trust Corp.	40,425
1,030		PNC Financial Services Group, Inc.	69,329
1,600		Regions Financial Corp.	56,272
1,130		State Street Corp.	68,286
1,390		SunTrust Banks, Inc.	101,136
991		Synovus Financial Corp.	26,846
6,260		US BanCorp.	190,930
5,667		Wachovia Corp.	317,635
6,010		Wells Fargo & Co.	383,859
270		Zions Bancorporation	22,337
			2,630,439

		Beverages: 1.1%
2,750		Anheuser-Busch Cos., Inc.	117,618
270		Brown-Forman Corp.	20,782
11,720		Coca-Cola Co.	490,716
1,410		Coca-Cola Enterprises, Inc.	28,679
700	@	Constellation Brands, Inc.	17,535
480		Pepsi Bottling Group, Inc.	14,587
9,590		PepsiCo, Inc.	554,206
			1,244,123

		Biotechnology: 0.4%
4,140	@	Amgen, Inc.	301,185
1,200	@	Biogen Idec, Inc.	56,520
400	@	Chiron Corp.	18,324
1,000	@	Genzyme Corp.	67,220
150	@	Millipore Corp.	10,959
			454,208

		Building Materials: 0.1%
760		American Standard Cos, Inc.	32,574
1,600		Masco Corp.	51,984
440		Vulcan Materials Co.	38,126
			122,684

		Chemicals: 0.5%
900		Air Products & Chemicals, Inc.	60,471
3,360		Dow Chemical Co.	136,416
350		Eastman Chemical Co.	17,913
950		Ecolab, Inc.	36,290
3,200		EI Du Pont de Nemours & Co.	135,072
210		Engelhard Corp.	8,318
320		International Flavors & Fragrances, Inc.	10,982
790		PPG Industries, Inc.	50,047
1,230		Praxair, Inc.	67,835
860		Rohm & Haas Co.	42,028
380		Sherwin-Williams Co.	18,787
93	@	Tronox, Inc.	1,576
			585,735

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 2	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 37.6% (continued)

		Commercial Services: 0.3%
500	@	Apollo Group, Inc.	$26,255
671		Cendant Corp.	11,642
880		Equifax, Inc.	32,771
1,120		H&R Block, Inc.	24,248
2,110		McKesson Corp.	109,994
880		Moody’s Corp.	62,885
1,250		Paychex, Inc.	52,075
850		Robert Half International, Inc.	32,819
830		RR Donnelley & Sons Co.	27,158
			379,847

		Computers: 1.7%
450	@	Affiliated Computer Services, Inc.	26,847
2,910	@	Apple Computer, Inc.	182,515
700	@	Computer Sciences Corp.	38,885
8,320	@	Dell, Inc.	247,603
1,800		Electronic Data Systems Corp.	48,294
8,440		EMC Corp.	115,037
17,170		Hewlett-Packard Co.	564,893
7,290		International Business Machines Corp.	601,206
40	@	Lexmark International, Inc.	1,815
690	@	NCR Corp.	28,835
1,460	@	Network Appliance, Inc.	52,604
1,410	@	Unisys Corp.	9,715
			1,918,249

		Cosmetics/Personal Care: 1.1%
75		Alberto-Culver Co.	3,317
1,870		Colgate-Palmolive Co.	106,777
400		Estee Lauder Cos., Inc.	14,876
18,687		Procter & Gamble Co.	1,076,745
			1,201,715

		Distribution/Wholesale: 0.0%
558		Genuine Parts Co.	24,457
250		WW Grainger, Inc.	18,838
			43,295

		Diversified Financial Services: 3.3%
4,390		American Express Co.	230,695
938		Ameriprise Financial, Inc.	42,266
400		Bear Stearns Cos, Inc.	55,480
1,030		Capital One Financial Corp.	82,936
3,650		Charles Schwab Corp.	62,817
700		CIT Group, Inc.	37,464
17,640		Citigroup, Inc.	833,137
2,060		Countrywide Financial Corp.	75,602
1,400	@	E*Trade Financial Corp.	37,772
3,320		Fannie Mae	170,648
150		Federated Investors, Inc.	5,858
580		Franklin Resources, Inc.	54,659
2,400		Freddie Mac	146,400
2,590		Goldman Sachs Group, Inc.	406,526
800		Janus Capital Group, Inc.	18,536
12,300		JPMorgan Chase & Co.	512,172
1,650		Lehman Brothers Holdings, Inc.	238,475
3,210		Merrill Lynch & Co., Inc.	252,820
5,130		Morgan Stanley	322,267
1,600		SLM Corp.	83,104
500		T. Rowe Price Group, Inc.	39,105
			3,708,739

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 2	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 37.6% (continued)

		Electric: 0.9%
2,880	@	AES Corp.	$49,133
650	@	Allegheny Energy, Inc.	22,003
2,190		American Electric Power Co., Inc.	74,504
1,400		CenterPoint Energy Resources Corp.	16,702
700		Cinergy Corp.	31,787
950	@	CMS Energy Corp.	12,303
1,050		Consolidated Edison, Inc.	45,675
790		Constellation Energy Group, Inc.	43,221
250		Dominion Resources, Inc.	17,258
700		DTE Energy Co.	28,063
3,650		Duke Energy Corp.	106,398
1,130		Edison International	46,533
200		Entergy Corp.	13,788
500		Exelon Corp.	26,450
1,770		FirstEnergy Corp.	86,553
1,400		FPL Group, Inc.	56,196
1,590		Pacific Gas & Electric Co.	61,851
500		Pinnacle West Capital Corp.	19,550
1,420		PPL Corp.	41,748
900		Progress Energy, Inc.	39,582
950		Public Service Enterprise Group, Inc.	60,838
1,150		TECO Energy, Inc.	18,538
3,200		TXU Corp.	143,232
280		Xcel Energy, Inc.	5,082
			1,066,988

		Electrical Components & Equipment: 0.2%
1,960		Emerson Electric Co.	163,915
500		Molex, Inc.	16,600
			180,515

		Electronics: 0.2%
1,930	@	Agilent Technologies, Inc.	72,472
820		Applera Corp. - Applied Biosystems Group	22,255
810	@	Jabil Circuit, Inc.	34,717
530		PerkinElmer, Inc.	12,439
2,050	@	Sanmina-SCI Corp.	8,405
4,280	@	Solectron Corp.	17,120
550	@	Thermo Electron Corp.	20,400
500	@	Waters Corp.	21,575
			209,383

		Engineering & Construction: 0.0%
500		Fluor Corp.	42,900
			42,900

		Entertainment: 0.0%
1,250		International Game Technology	44,025
			44,025

		Environmental Control: 0.1%
1,930		Waste Management, Inc.	68,129
			68,129

		Food: 0.5%
1,200		Albertson’s, Inc.	30,804
600		Campbell Soup Co.	19,440
1,870		ConAgra Foods, Inc.	40,130

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 2	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 37.6% (continued)

2,000		General Mills, Inc.	$101,360
1,150		HJ Heinz Co.	43,608
840		Kellogg Co.	36,994
2,750		Kroger Co.	55,990
650		McCormick & Co., Inc.	22,009
1,500		Safeway, Inc.	37,680
2,715		Sara Lee Corp.	48,544
890		Supervalu, Inc.	27,430
500		Whole Foods Market, Inc.	33,220
820		WM Wrigley Jr. Co.	52,480
			549,689

		Forest Products & Paper: 0.1%
300		International Paper Co.	10,371
170		Louisiana-Pacific Corp.	4,624
800		MeadWestvaco Corp.	21,848
150		Plum Creek Timber Co., Inc.	5,540
200		Temple-Inland, Inc.	8,910
900		Weyerhaeuser Co.	65,187
			116,480

		Gas: 0.1%
100		KeySpan Corp.	4,087
200		Nicor, Inc.	7,912
1,810		Sempra Energy	84,093
			96,092

		Hand/Machine Tools: 0.0%
290		Black & Decker Corp.	25,198
250		Stanley Works	12,665
			37,863

		Healthcare — Products: 1.1%
230		Bausch & Lomb, Inc.	14,651
2,110		Baxter International, Inc.	81,889
900		Becton Dickinson & Co.	55,422
2,000	@	Boston Scientific Corp.	46,100
330		CR Bard, Inc.	22,377
1,090		Guidant Corp.	85,085
10,270		Johnson & Johnson	608,189
4,430		Medtronic, Inc.	224,823
1,220	@	St. Jude Medical, Inc.	50,020
1,000		Stryker Corp.	44,340
900	@	Zimmer Holdings, Inc.	60,840
			1,293,736

		Healthcare — Services: 0.8%
2,720		Aetna, Inc.	133,661
780	@	Coventry Health Care, Inc.	42,104
1,090	@	Humana, Inc.	57,389
500	@	Laboratory Corp. of America Holdings	29,240
580		Quest Diagnostics	29,754
6,440		UnitedHealth Group, Inc.	359,738
3,050	@	WellPoint, Inc.	236,162
			888,048

		Home Builders: 0.0%
500		Lennar Corp.	30,190
			30,190

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 2	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 37.6% (continued)

		Home Furnishings: 0.0%
200		Harman International Industries, Inc.	$22,226
150		Whirlpool Corp.	13,721
			35,947

		Household Products/Wares: 0.1%
100		Avery Dennison Corp.	5,848
80		Clorox Co.	4,788
510		Fortune Brands, Inc.	41,121
1,740		Kimberly-Clark Corp.	100,572
			152,329

		Housewares: 0.0%
950		Newell Rubbermaid, Inc.	23,931
			23,931

		Insurance: 1.5%
1,050	@@	ACE Ltd.	54,611
1,720		Aflac, Inc.	77,624
2,330		Allstate Corp.	121,416
370		AMBAC Financial Group, Inc.	29,452
1,870		American International Group, Inc.	123,588
1,550		AON Corp.	64,341
940		Chubb Corp.	89,714
570		Cigna Corp.	74,453
740		Cincinnati Financial Corp.	31,132
1,300		Genworth Financial, Inc.	43,459
1,100		Hartford Financial Services Group, Inc.	88,605
450		Jefferson-Pilot Corp.	25,173
910		Lincoln National Corp.	49,677
440		Loews Corp.	44,528
1,912		Marsh & McLennan Cos., Inc.	56,136
590		MBIA, Inc.	35,477
3,580		Metlife, Inc.	173,165
330		MGIC Investment Corp.	21,988
1,300		Principal Financial Group	63,440
730		Progressive Corp.	76,110
2,340		Prudential Financial, Inc.	177,395
750		Safeco Corp.	37,658
2,360		St. Paul Cos.	98,624
490		Torchmark Corp.	27,979
1,300		UnumProvident Corp.	26,624
			1,712,369

		Internet: 0.3%
1,800	@	Amazon.com, Inc.	65,718
3,760	@	eBay, Inc.	146,866
500	@	Monster Worldwide, Inc.	24,930
3,801	@	Symantec Corp.	63,971
900	@	VeriSign, Inc.	21,591
900	@	Yahoo!, Inc.	29,034
			352,110

		Iron/Steel: 0.1%
1,010		Nucor Corp.	105,838
360		United States Steel Corp.	21,845
			127,683

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 2	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 37.6% (continued)

		Leisure Time: 0.1%
470		Brunswick Corp.	$18,264
1,480		Carnival Corp.	70,108
1,040		Harley-Davidson, Inc.	53,955
40		Sabre Holdings Corp.	941
			143,268

		Lodging: 0.1%
1,100		Hilton Hotels Corp.	28,006
540		Marriott International, Inc.	37,044
730		Starwood Hotels & Resorts Worldwide, Inc.	49,443
			114,493

		Machinery — Construction & Mining: 0.2%
2,400		Caterpillar, Inc.	172,344
			172,344

		Machinery — Diversified: 0.1%
50		Cummins, Inc.	5,255
800		Deere & Co.	63,240
720		Rockwell Automation, Inc.	51,775
			120,270

		Media: 0.8%
2,000		Clear Channel Communications, Inc.	58,020
1,500	@	Comcast Corp.	39,240
300		EW Scripps Co.	13,413
140		Gannett Co., Inc.	8,389
2,220		McGraw-Hill Cos, Inc.	127,916
270		Meredith Corp.	15,063
490		New York Times Co.	12,402
8,950		News Corp., Inc.	148,660
3,190		Time Warner, Inc.	53,560
200		Tribune Co.	5,486
800	@	Univision Communications, Inc.	27,576
2,885		Viacom, Inc.	69,182
2,885	@	Viacom, Inc.	111,938
6,730		Walt Disney Co.	187,700
			878,545

		Mining: 0.3%
3,100		Alcoa, Inc.	94,736
1,180		Freeport-McMoRan Copper & Gold, Inc.	70,529
1,600		Newmont Mining Corp.	83,024
740		Phelps Dodge Corp.	59,592
			307,881

		Miscellaneous Manufacturing: 1.8%
2,620		3M Co.	198,308
290	@	Cooper Industries Ltd.	25,201
790		Danaher Corp.	50,205
750		Dover Corp.	36,420
1,000		Eastman Kodak Co.	28,440
530		Eaton Corp.	38,674
36,570		General Electric Co.	1,271,905
3,160		Honeywell International, Inc.	135,153
770		Illinois Tool Works, Inc.	74,159
1,160	@@	Ingersoll-Rand Co.	48,476
760		ITT Industries, Inc.	42,727
700		Leggett & Platt, Inc.	17,059
410		Parker Hannifin Corp.	33,050
510		Textron, Inc.	47,629
			2,047,406

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 2	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 37.6% (continued)

		Office/Business Equipment: 0.1%
890		Pitney Bowes, Inc.	$38,208
3,280	@	Xerox Corp.	49,856
			88,064

		Oil & Gas: 3.5%
220		Amerada Hess Corp.	31,328
770		Anadarko Petroleum Corp.	77,778
1,020		Apache Corp.	66,820
1,270		Burlington Resources, Inc.	116,726
7,513		ChevronTexaco Corp.	435,529
6,250		ConocoPhillips	394,688
1,450		Devon Energy Corp.	88,697
780		EOG Resources, Inc.	56,160
34,220		Exxon Mobil Corp.	2,082,616
460		Kerr-McGee Corp.	43,921
1,160		Marathon Oil Corp.	88,357
100		Murphy Oil Corp.	4,982
400	@, @@	Nabors Industries Ltd.	28,632
1,890		Occidental Petroleum Corp.	175,109
300	@	Rowan Cos., Inc.	13,188
780		Sunoco, Inc.	60,505
3,400		Valero Energy Corp.	203,252
200		XTO Energy, Inc.	8,714
			3,977,002

		Oil & Gas Services: 0.4%
1,100		Baker Hughes, Inc.	75,240
1,700		Halliburton Co.	124,134
2,000		Schlumberger Ltd.	253,140
			452,514

		Packaging & Containers: 0.1%
520		Ball Corp.	22,792
400		Bemis Co.	12,632
310		Sealed Air Corp.	17,940
			53,364

		Pharmaceuticals: 2.1%
5,700		Abbott Laboratories	242,079
460		Allergan, Inc.	49,910
1,400		AmerisourceBergen Corp.	67,578
400	@	Barr Pharmaceuticals, Inc.	25,192
1,980		Cardinal Health, Inc.	147,550
1,710	@	Caremark Rx, Inc.	84,098
800		Eli Lilly & Co.	44,240
880	@	Express Scripts, Inc.	77,352
1,110	@	Forest Laboratories, Inc.	49,539
1,600	@	Gilead Sciences, Inc.	99,552
1,070	@	Hospira, Inc.	42,222
1,600	@	King Pharmaceuticals, Inc.	27,600
1,070	@	Medco Health Solutions, Inc.	61,225
10,280		Merck & Co., Inc.	362,164
800		Mylan Laboratories	18,720
25,440		Pfizer, Inc.	633,965
5,400		Schering-Plough Corp.	102,546
500	@	Watson Pharmaceuticals, Inc.	14,370
4,880		Wyeth	236,778
			2,386,680

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 2	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 37.6% (continued)

		Pipelines: 0.1%
290		Kinder Morgan, Inc.	$26,677
1,600		Williams Cos., Inc.	34,224
			60,901

		Real Estate Investment Trust: 0.1%
100		Apartment Investment & Management Co.	4,690
100		Archstone-Smith Trust	4,877
150		Prologis	8,025
300		Public Storage, Inc.	24,369
630		Simon Property Group LP	53,008
			94,969

		Retail: 2.6%
700	@	Autonation, Inc.	15,085
250	@	Autozone, Inc.	24,923
1,040	@	Bed Bath & Beyond, Inc.	39,936
1,985		Best Buy Co., Inc.	111,021
570		Circuit City Stores, Inc.	13,954
2,230		Costco Wholesale Corp.	120,777
600		CVS Corp.	17,922
910		Darden Restaurants, Inc.	37,337
1,200		Dollar General Corp.	21,204
300		Family Dollar Stores, Inc.	7,980
952		Federated Department Stores	69,496
2,730		Gap, Inc.	50,996
12,610		Home Depot, Inc.	533,403
1,200		JC Penney Co., Inc.	72,492
1,200	@	Kohl’s Corp.	63,612
220		Limited Brands	5,381
3,730		Lowe’s Cos., Inc.	240,361
7,450		McDonald’s Corp.	255,982
760		Nordstrom, Inc.	29,777
1,230	@	Office Depot, Inc.	45,805
330	@	Sears Holding Corp.	43,639
4,250		Staples, Inc.	108,460
3,710	@	Starbucks Corp.	139,644
3,000		Target Corp.	156,030
300		Tiffany & Co.	11,262
1,590		TJX Cos., Inc.	39,464
8,440		Wal-Mart Stores, Inc.	398,706
4,610		Walgreen Co.	198,829
520		Wendy’s International, Inc.	32,271
1,080		Yum! Brands, Inc.	52,769
			2,958,518

		Savings & Loans: 0.2%
840		Golden West Financial Corp.	57,036
1,300		Sovereign Bancorp, Inc.	28,483
3,486		Washington Mutual, Inc.	148,573
			234,092

		Semiconductors: 1.1%
1,400	@	Advanced Micro Devices, Inc.	46,424
1,260	@	Altera Corp.	26,006
1,750		Analog Devices, Inc.	67,008
5,560		Applied Materials, Inc.	97,356
1,650	@	Broadcom Corp.	71,214

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 2	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 37.6% (continued)

2,410	@	Freescale Semiconductor, Inc.	$66,926
21,010		Intel Corp.	406,544
750		Kla-Tencor Corp.	36,270
1,180		Linear Technology Corp.	41,394
1,500	@	LSI Logic Corp.	17,340
1,070		Maxim Integrated Products	39,751
2,200	@	Micron Technology, Inc.	32,384
1,640		National Semiconductor Corp.	45,658
50	@	Novellus Systems, Inc.	1,200
650	@	Nvidia Corp.	37,219
1,100	@	QLogic Corp.	21,285
7,520		Texas Instruments, Inc.	244,174
			1,298,153

		Software: 2.0%
1,760	@	Adobe Systems, Inc.	61,459
1,140	@	Autodesk, Inc.	43,913
2,030		Automatic Data Processing, Inc.	92,730
1,450	@	BMC Software, Inc.	31,407
1,540		CA, Inc.	41,903
1,150	@	Citrix Systems, Inc.	43,585
2,290	@	Compuware Corp.	17,931
990	@	Electronic Arts, Inc.	54,173
2,638		First Data Corp.	123,511
650	@	Fiserv, Inc.	27,658
120		IMS Health, Inc.	3,092
1,070	@	Intuit, Inc.	56,913
52,360		Microsoft Corp.	1,424,716
1,300	@	Novell, Inc.	9,984
13,480	@	Oracle Corp.	184,541
736	@	Parametric Technology Corp.	12,019
			2,229,535

		Telecommunications: 2.4%
13,486		AT&T, Inc.	364,661
680	@	Avaya, Inc.	7,684
8,600		BellSouth Corp.	297,990
660		CenturyTel, Inc.	25,819
29,260	@	Cisco Systems, Inc.	634,064
1,200		Citizens Communications Co.	15,924
120	@	Comverse Technology, Inc.	2,824
5,340	@	Corning, Inc.	143,699
11,700		Motorola, Inc.	268,047
5,880		Qualcomm, Inc.	297,587
10,654		Sprint Corp. - FON Group	275,299
1,350	@	Tellabs, Inc.	21,465
10,050		Verizon Communications, Inc.	342,303
			2,697,366

		Textiles: 0.0%
490		Cintas Corp.	20,884
			20,884

		Toys/Games/Hobbies: 0.0%
1,030		Hasbro, Inc.	21,733
1,400		Mattel, Inc.	25,382
			47,115

		PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 2		as of March 31, 2006 (Unaudited)(continued)

Shares				Value

COMMON STOCK: 37.6% (continued)

		Transportation: 0.6%
1,400		Burlington Northern Santa Fe Corp.		$116,662
760		CSX Corp.		45,448
250		FedEx Corp.		28,235
2,450		Norfolk Southern Corp.		132,472
900		Union Pacific Corp.		84,015
3,980		United Parcel Service, Inc.		315,932
				722,764

		Total Common Stock
		(Cost $39,634,170)		42,783,619

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 58.8%

		Federal Home Loan Mortgage Corporation: 26.5%
$35,000,000		5.380%, due 03/15/09		$30,134,895
				30,134,895

		Federal National Mortgage Association: 32.3%
42,000,000		5.160%, due 12/15/08		36,646,302
				36,646,302

		Total U.S. Government Agency Obligations
		(Cost $69,751,689)		66,781,197

U.S. TREASURY OBLIGATIONS: 2.9%

		U.S. Treasury STRIPS: 2.9%
3,779,000		4.870%, due 11/15/08		3,335,345

		Total U.S. Treasury Obligations
		(Cost $3,351,241)		3,335,345

		Total Long-Term Investments:
		(Cost $112,737,100)		$112,900,161

SHORT-TERM INVESTMENT: 0.8%

		Repurchase Agreement: 0.8%
887,000		Morgan Stanley Repurchase Agreement dated, 03/31/06, 4.800%, due 04/03/06, $887,355 to be received upon repurchase (Collateralized by $925,000 Federal National Mortgage Association, 5.150%, Market Value plus accrued interest $909,544, due 03/08/12)		887,000

		Total Short-Term Investments:
		(Cost $887,000)		$887,000

		Total Investments in Securities	100.1%	$113,787,161
		(Cost $113,624,100)*	(0.1)	(105,227)
		Other Assets and Liabilities—Net	100.0%	$113,681,934
		Net Assets

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is $114,362,603.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,369,083
		Gross Unrealized Depreciation		(3,944,525)
		Net Unrealized Appreciation		$(575,442)

		PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 3		as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 39.0%

		Advertising: 0.1%
2,050	@	Interpublic Group of Cos., Inc.	$19,598
1,110		Omnicom Group	92,408
			112,006

		Aerospace/Defense: 1.0%
6,930		Boeing Co.	540,055
2,700		General Dynamics Corp.	172,746
150		L-3 Communications Holdings, Inc.	12,869
2,950		Lockheed Martin Corp.	221,634
1,820		Northrop Grumman Corp.	124,288
3,213		Raytheon Co.	147,284
840		Rockwell Collins, Inc.	47,334
5,160		United Technologies Corp.	299,125
			1,565,335

		Agriculture: 0.7%
10,130		Altria Group, Inc.	717,812
5,430		Archer-Daniels-Midland Co.	182,720
1,460		Monsanto Co.	123,735
720		Reynolds America, Inc.	75,960
			1,100,227

		Airlines: 0.0%
3,500		Southwest Airlines Co.	62,965
			62,965

		Apparel: 0.2%
3,520	@	Coach, Inc.	121,722
1,120		Jones Apparel Group, Inc.	39,614
510		Liz Claiborne, Inc.	20,900
1,310		Nike, Inc.	111,481
410		VF Corp.	23,329
			317,046

		Auto Manufacturers: 0.1%
13,200		Ford Motor Co.	105,072
400	@	Navistar International Corp.	11,032
900		Paccar, Inc.	63,432
			179,536

		Auto Parts & Equipment: 0.0%
1,250	@	Goodyear Tire & Rubber Co.	18,100
180		Johnson Controls, Inc.	13,667
			31,767

		Banks: 2.4%
1,830		AmSouth Bancorp	49,502
23,824		Bank of America Corp.	1,084,945
4,160		Bank of New York	149,926
2,743		BB&T Corp.	107,526
1,410		Comerica, Inc.	81,738
750		Compass Bancshares, Inc.	37,958

		PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 3		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 39.0% (continued)

380		First Horizon National Corp.	$15,827
1,160		Huntington Bancshares, Inc.	27,991
2,850		Keycorp	104,880
400		M&T Bank Corp.	45,656
1,280		Marshall & Ilsley Corp.	55,782
2,270		Mellon Financial Corp.	80,812
2,930		National City Corp.	102,257
1,200		Northern Trust Corp.	63,000
1,450		PNC Financial Services Group, Inc.	97,600
2,400		Regions Financial Corp.	84,408
1,650		State Street Corp.	99,710
1,930		SunTrust Banks, Inc.	140,427
1,252		Synovus Financial Corp.	33,917
9,760		US BanCorp.	297,680
8,278		Wachovia Corp.	463,982
8,740		Wells Fargo & Co.	558,224
500		Zions Bancorporation	41,365
			3,825,113

		Beverages: 1.1%
4,030		Anheuser-Busch Cos., Inc.	172,363
510		Brown-Forman Corp.	39,255
16,970		Coca-Cola Co.	710,534
1,710		Coca-Cola Enterprises, Inc.	34,781
1,100	@	Constellation Brands, Inc.	27,555
1,280		Pepsi Bottling Group, Inc.	38,899
13,670		PepsiCo, Inc.	789,989
			1,813,376

		Biotechnology: 0.4%
6,000	@	Amgen, Inc.	436,500
1,700	@	Biogen Idec, Inc.	80,070
700	@	Chiron Corp.	32,067
1,250	@	Genzyme Corp.	84,025
250	@	Millipore Corp.	18,265
			650,927

		Building Materials: 0.1%
1,130		American Standard Cos, Inc.	48,432
2,220		Masco Corp.	72,128
700		Vulcan Materials Co.	60,655
			181,215

		Chemicals: 0.6%
1,150		Air Products & Chemicals, Inc.	77,269
5,180		Dow Chemical Co.	210,308
450		Eastman Chemical Co.	23,031
1,200		Ecolab, Inc.	45,840
4,700		EI Du Pont de Nemours & Co.	198,387
350		Engelhard Corp.	13,864
730		International Flavors & Fragrances, Inc.	25,054
1,170		PPG Industries, Inc.	74,120
1,880		Praxair, Inc.	103,682
1,060		Rohm & Haas Co.	51,802
900		Sherwin-Williams Co.	44,496
400		Sigma-Aldrich Corp.	26,316
196	@	Tronox, Inc.	3,323
			897,492

		PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 3		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 39.0% (continued)

		Commercial Services: 0.3%
700	@	Apollo Group, Inc.	$36,757
1,011		Cendant Corp.	17,541
1,240		Equifax, Inc.	46,178
2,080		H&R Block, Inc.	45,032
2,800		McKesson Corp.	145,964
1,300		Moody’s Corp.	92,898
1,810		Paychex, Inc.	75,405
890		Robert Half International, Inc.	34,363
1,300		RR Donnelley & Sons Co.	42,536
			536,674

		Computers: 1.8%
800	@	Affiliated Computer Services, Inc.	47,728
4,210	@	Apple Computer, Inc.	264,051
950	@	Computer Sciences Corp.	52,773
12,050	@	Dell, Inc.	358,608
2,600		Electronic Data Systems Corp.	69,758
12,290	@	EMC Corp.	167,513
24,980		Hewlett-Packard Co.	821,842
10,670		International Business Machines Corp.	879,955
120	@	Lexmark International, Inc.	5,446
1,500	@	NCR Corp.	62,685
1,810	@	Network Appliance, Inc.	65,214
1,620	@	Unisys Corp.	11,162
			2,806,735

		Cosmetics/Personal Care: 1.1%
30		Alberto-Culver Co.	1,327
2,630		Colgate-Palmolive Co.	150,173
600		Estee Lauder Cos., Inc.	22,314
27,172		Procter & Gamble Co.	1,565,651
			1,739,465

		Distribution/Wholesale: 0.1%
1,288		Genuine Parts Co.	56,453
400		WW Grainger, Inc.	30,140
			86,593

		Diversified Financial Services: 3.4%
6,590		American Express Co.	346,305
1,278		Ameriprise Financial, Inc.	57,587
650		Bear Stearns Cos, Inc./The	90,155
1,530		Capital One Financial Corp.	123,196
5,400		Charles Schwab Corp./The	92,934
1,050		CIT Group, Inc.	56,196
25,640		Citigroup, Inc.	1,210,977
3,030		Countrywide Financial Corp.	111,201
1,800	@	E*Trade Financial Corp.	48,564
4,890		Fannie Mae	251,346
260		Federated Investors, Inc.	10,153
770		Franklin Resources, Inc.	72,565
3,500		Freddie Mac	213,500
3,760		Goldman Sachs Group, Inc.	590,170
1,100		Janus Capital Group, Inc.	25,487
17,900		JPMorgan Chase & Co.	745,356
2,330		Lehman Brothers Holdings, Inc.	336,755
4,680		Merrill Lynch & Co., Inc.	368,597
7,540		Morgan Stanley	473,663
2,150		SLM Corp.	111,671
700		T. Rowe Price Group, Inc.	54,747
			5,391,125

		PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 3		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 39.0% (continued)

		Electric: 1.0%
3,430	@	AES Corp.	$58,516
900	@	Allegheny Energy, Inc.	30,465
3,230		American Electric Power Co., Inc.	109,885
1,350		CenterPoint Energy Resources Corp.	16,106
1,000		Cinergy Corp.	45,410
2,050	@	CMS Energy Corp.	26,548
1,350		Consolidated Edison, Inc.	58,725
1,230		Constellation Energy Group, Inc.	67,293
400		Dominion Resources, Inc.	27,612
1,100		DTE Energy Co.	44,099
5,250		Duke Energy Corp.	153,038
1,690		Edison International	69,594
300		Entergy Corp.	20,682
700		Exelon Corp.	37,030
2,530		FirstEnergy Corp.	123,717
2,040		FPL Group, Inc.	81,886
2,020		Pacific Gas & Electric Co.	78,578
700		Pinnacle West Capital Corp.	27,370
2,260		PPL Corp.	66,444
1,300		Progress Energy, Inc.	57,174
1,500		Public Service Enterprise Group, Inc.	96,060
2,000		TECO Energy, Inc.	32,240
4,760		TXU Corp.	213,058
370		Xcel Energy, Inc.	6,716
			1,548,246

		Electrical Components & Equipment: 0.2%
2,810		Emerson Electric Co.	235,000
700		Molex, Inc.	23,240
			258,240

		Electronics: 0.2%
3,470	@	Agilent Technologies, Inc.	130,299
1,220		Applera Corp. - Applied Biosystems Group	33,111
1,280	@	Jabil Circuit, Inc.	54,861
960		PerkinElmer, Inc.	22,531
2,500	@	Sanmina-SCI Corp.	10,250
9,150	@	Solectron Corp.	36,600
860	@	Thermo Electron Corp.	31,897
700	@	Waters Corp.	30,205
			349,754

		Engineering & Construction: 0.0%
800		Fluor Corp.	68,640
			68,640

		Entertainment: 0.0%
1,850		International Game Technology	65,157
			65,157

		Environmental Control: 0.1%
2,800		Waste Management, Inc.	98,840
			98,840

		PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 3		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 39.0% (continued)

		Food: 0.5%
1,800		Albertson’s, Inc.	$46,206
1,000		Campbell Soup Co.	32,400
2,670		ConAgra Foods, Inc.	57,298
2,900		General Mills, Inc.	146,972
1,770		HJ Heinz Co.	67,118
1,320		Kellogg Co.	58,133
3,400	@	Kroger Co.	69,224
900		McCormick & Co., Inc.	30,474
2,150		Safeway, Inc.	54,008
3,968		Sara Lee Corp.	70,948
1,320		Supervalu, Inc.	40,682
700		Whole Foods Market, Inc.	46,508
940		WM Wrigley Jr. Co.	60,160
			780,131

		Forest Products & Paper: 0.1%
500		International Paper Co.	17,285
920		Louisiana-Pacific Corp.	25,024
1,250		MeadWestvaco Corp.	34,138
200		Plum Creek Timber Co., Inc.	7,386
900		Temple-Inland, Inc.	40,095
1,300		Weyerhaeuser Co.	94,159
			218,087

		Gas: 0.1%
200		KeySpan Corp.	8,174
200		Nicor, Inc.	7,912
2,680		Sempra Energy	124,513
			140,599

		Hand/Machine Tools: 0.1%
400		Black & Decker Corp.	34,756
590		Snap-On, Inc.	22,491
670		Stanley Works	33,942
			91,189

		Healthcare — Products: 1.2%
470		Bausch & Lomb, Inc.	29,939
2,990		Baxter International, Inc.	116,042
1,270		Becton Dickinson & Co.	78,207
3,030	@	Boston Scientific Corp.	69,842
530		CR Bard, Inc.	35,939
1,760		Guidant Corp.	137,386
15,110		Johnson & Johnson	894,814
6,300		Medtronic, Inc.	319,725
1,850	@	St. Jude Medical, Inc.	75,850
1,500		Stryker Corp.	66,510
1,300	@	Zimmer Holdings, Inc.	87,880
			1,912,134

		Healthcare — Services: 0.8%
3,880		Aetna, Inc.	190,663
1,290	@	Coventry Health Care, Inc.	69,634
1,300	@	Humana, Inc.	68,445
700	@	Laboratory Corp. of America Holdings	40,936
820		Quest Diagnostics	42,066
9,350		UnitedHealth Group, Inc.	522,291
4,500	@	WellPoint, Inc.	348,435
			1,282,470

		Home Builders: 0.0%
700		Lennar Corp.	42,266
			42,266

		PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 3		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 39.0% (continued)

		Home Furnishings: 0.0%
300		Harman International Industries, Inc.	$33,339
200		Whirlpool Corp.	18,294
			51,633

		Household Products/Wares: 0.1%
100		Avery Dennison Corp.	5,848
150		Clorox Co.	8,978
800		Fortune Brands, Inc.	64,504
2,550		Kimberly-Clark Corp.	147,390
			226,720

		Housewares: 0.0%
1,400		Newell Rubbermaid, Inc.	35,266
			35,266

		Insurance: 1.5%
1,510	@@	ACE Ltd	78,535
2,420		Aflac, Inc.	109,215
3,400		Allstate Corp.	177,174
640		AMBAC Financial Group, Inc.	50,944
2,690		American International Group, Inc.	177,782
1,600		AON Corp.	66,416
1,370		Chubb Corp.	130,753
860		Cigna Corp.	112,333
1,076		Cincinnati Financial Corp.	45,267
1,900		Genworth Financial, Inc.	63,517
1,500		Hartford Financial Services Group, Inc.	120,825
680		Jefferson-Pilot Corp.	38,039
1,310		Lincoln National Corp.	71,513
690		Loews Corp.	69,828
2,807		Marsh & McLennan Cos., Inc.	82,414
880		MBIA, Inc.	52,914
5,190		Metlife, Inc.	251,040
480		MGIC Investment Corp.	31,982
1,990		Principal Financial Group	97,112
1,060		Progressive Corp.	110,516
3,440		Prudential Financial, Inc.	260,786
760		Safeco Corp.	38,160
3,480		St. Paul Cos.	145,429
680		Torchmark Corp.	38,828
1,300		UnumProvident Corp.	26,624
			2,447,946

		Internet: 0.3%
2,700	@	Amazon.com, Inc.	98,577
5,750	@	eBay, Inc.	224,595
850	@	Monster Worldwide, Inc.	42,381
5,517	@	Symantec Corp.	92,851
200	@	VeriSign, Inc.	4,798
1,300	@	Yahoo!, Inc.	41,938
			505,140

		Iron/Steel: 0.1%
1,320		Nucor Corp.	138,323
570		United States Steel Corp.	34,588
			172,911

			PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 3			as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 39.0% (continued)

		Leisure Time: 0.1%
740		Brunswick Corp.	$28,756
2,500		Carnival Corp.	118,425
1,450		Harley-Davidson, Inc.	75,226
100		Sabre Holdings Corp.	2,353
			224,760

		Lodging: 0.1%
1,790		Hilton Hotels Corp.	45,573
850		Marriott International, Inc.	58,310
1,170		Starwood Hotels & Resorts Worldwide, Inc.	79,244
			183,127

		Machinery — Construction & Mining: 0.2%
3,400		Caterpillar, Inc.	244,154
			244,154

		Machinery — Diversified: 0.1%
250		Cummins, Inc.	26,275
1,200		Deere & Co.	94,860
1,030		Rockwell Automation, Inc.	74,067
			195,202

		Media: 0.8
2,900		Clear Channel Communications, Inc.	84,129
2,200	@	Comcast Corp.	57,552
240		Gannett Co., Inc.	14,381
400		Knight-Ridder, Inc.	25,284
3,200		McGraw-Hill Cos, Inc.	184,384
370		Meredith Corp.	20,642
830		New York Times Co.	21,007
12,250		News Corp., Inc.	203,473
4,640		Time Warner, Inc.	77,906
250		Tribune Co.	6,858
1,200	@	Univision Communications, Inc.	41,364
4,130		Viacom, Inc. - Class B	99,037
4,130	@	Viacom, Inc.	160,244
9,840		Walt Disney Co.	274,438
			1,270,699

		Mining: 0.3%
4,500		Alcoa, Inc.	137,520
1,650		Freeport-McMoRan Copper & Gold, Inc.	98,621
2,300		Newmont Mining Corp.	119,347
940		Phelps Dodge Corp.	75,698
			431,186

		Miscellaneous Manufacturing: 1.9%
3,870		3M Co.	292,920
540	@	Cooper Industries Ltd.	46,926
1,420		Danaher Corp.	90,241
1,160		Dover Corp.	56,330
1,500		Eastman Kodak Co.	42,660
730		Eaton Corp.	53,268
53,070		General Electric Co.	1,845,775
4,430		Honeywell International, Inc.	189,471
1,060		Illinois Tool Works, Inc.	102,089
1,760	@@	Ingersoll-Rand Co.	73,550
1,060		ITT Industries, Inc.	59,593
900		Leggett & Platt, Inc.	21,933
760		Parker Hannifin Corp.	61,264
840		Textron, Inc.	78,448
			3,014,468

		PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 3		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 39.0% (continued)

		Office/Business Equipment: 0.1%
1,310		Pitney Bowes, Inc.	$56,238
4,820	@	Xerox Corp.	73,264
			129,502

		Oil & Gas: 3.7%
420		Amerada Hess Corp.	59,808
1,130		Anadarko Petroleum Corp.	114,141
1,440		Apache Corp.	94,334
1,840		Burlington Resources, Inc.	169,114
10,917		ChevronTexaco Corp.	632,858
8,950		ConocoPhillips	565,193
2,160		Devon Energy Corp.	132,127
1,220		EOG Resources, Inc.	87,840
49,800		Exxon Mobil Corp.	3,030,810
970		Kerr-McGee Corp.	92,616
1,710		Marathon Oil Corp.	130,251
200		Murphy Oil Corp.	9,964
800	@, @@	Nabors Industries Ltd.	57,264
2,760		Occidental Petroleum Corp.	255,714
500		Rowan Cos., Inc.	21,980
1,100		Sunoco, Inc.	85,327
4,700		Valero Energy Corp.	280,966
300		XTO Energy, Inc.	13,071
			5,833,378

		Oil & Gas Services: 0.4%
1,600		Baker Hughes, Inc.	109,440
2,400		Halliburton Co.	175,248
2,900		Schlumberger Ltd.	367,053
			651,741

		Packaging & Containers: 0.0%
740		Ball Corp.	32,434
480		Sealed Air Corp.	27,778
			60,212

		Pharmaceuticals: 2.2%
8,100		Abbott Laboratories	344,007
670		Allergan, Inc.	72,695
2,100		AmerisourceBergen Corp.	101,367
500	@	Barr Pharmaceuticals, Inc.	31,490
2,940		Cardinal Health, Inc.	219,089
2,340	@	Caremark Rx, Inc.	115,081
1,100		Eli Lilly & Co.	60,830
1,240	@	Express Scripts, Inc.	108,996
1,600	@	Forest Laboratories, Inc.	71,408
2,300	@	Gilead Sciences, Inc.	143,106
1,350	@	Hospira, Inc.	53,271
2,310	@	King Pharmaceuticals, Inc.	39,848
1,550	@	Medco Health Solutions, Inc.	88,691
14,940		Merck & Co., Inc.	526,336
1,100		Mylan Laboratories	25,740
37,380		Pfizer, Inc.	931,510
7,650		Schering-Plough Corp.	145,274
700	@	Watson Pharmaceuticals, Inc.	20,118
6,680		Wyeth	324,114
			3,422,971

			PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 3			as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 39.0% (continued)

		Pipelines: 0.1%
460		Kinder Morgan, Inc.	$42,315
2,470		Williams Cos., Inc.	52,833
			95,148

		Real Estate Investment Trust: 0.1%
100		Apartment Investment & Management Co.	4,690
200		Archstone-Smith Trust	9,754
300		Prologis	16,050
600		Public Storage, Inc.	48,738
1,070		Simon Property Group LP	90,030
			169,262

		Retail: 2.7%
1,100	@	Autonation, Inc.	23,705
200	@	Autozone, Inc.	19,938
1,390	@	Bed Bath & Beyond, Inc.	53,376
2,825		Best Buy Co., Inc.	158,002
1,350		Circuit City Stores, Inc.	33,048
3,280		Costco Wholesale Corp.	177,645
800		CVS Corp.	23,896
1,320		Darden Restaurants, Inc.	54,160
1,400		Dollar General Corp.	24,738
400		Family Dollar Stores, Inc.	10,640
1,432		Federated Department Stores	104,536
3,920		Gap, Inc.	73,226
18,390		Home Depot, Inc.	777,897
1,800		JC Penney Co., Inc.	108,738
1,800	@	Kohl’s Corp.	95,418
330		Limited Brands	8,072
5,390		Lowe’s Cos., Inc.	347,332
10,930		McDonald’s Corp.	375,555
1,100		Nordstrom, Inc.	43,098
2,070	@	Office Depot, Inc.	77,087
490	@	Sears Holding Corp.	64,798
6,205		Staples, Inc.	158,352
6,180	@	Starbucks Corp.	232,615
4,560		Target Corp.	237,166
400		Tiffany & Co.	15,016
2,370		TJX Cos., Inc.	58,823
12,270		Wal-Mart Stores, Inc.	579,635
6,680		Walgreen Co.	288,108
700		Wendy’s International, Inc.	43,442
1,930		Yum! Brands, Inc.	94,300
			4,362,362

		Savings & Loans: 0.2%
1,410		Golden West Financial Corp.	95,739
1,800		Sovereign Bancorp, Inc.	39,438
5,023		Washington Mutual, Inc.	214,080
			349,257

		Semiconductors: 1.2%
2,100	@	Advanced Micro Devices, Inc.	69,636
1,940	@	Altera Corp.	40,042
2,470		Analog Devices, Inc.	94,576
8,010		Applied Materials, Inc.	140,255

			PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 3			as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 39.0% (continued)

2,250	@	Broadcom Corp.	$97,110
3,509	@	Freescale Semiconductor, Inc.	97,445
30,580		Intel Corp.	591,723
1,080		Kla-Tencor Corp.	52,229
1,280		Linear Technology Corp.	44,902
1,800	@	LSI Logic Corp.	20,808
1,540		Maxim Integrated Products	57,211
3,100	@	Micron Technology, Inc.	45,632
2,850		National Semiconductor Corp.	79,344
150	@	Novellus Systems, Inc.	3,600
1,150	@	Nvidia Corp.	65,849
1,300	@	QLogic Corp.	25,155
10,930		Texas Instruments, Inc.	354,897
			1,880,414

		Software: 1.9%
2,510	@	Adobe Systems, Inc.	87,649
1,550	@	Autodesk, Inc.	59,706
2,960		Automatic Data Processing, Inc.	135,213
1,570	@	BMC Software, Inc.	34,006
2,440		CA, Inc.	66,392
1,140	@	Citrix Systems, Inc.	43,206
3,650	@	Compuware Corp.	28,580
1,470	@	Electronic Arts, Inc.	80,438
3,840		First Data Corp.	179,789
1,210	@	Fiserv, Inc.	51,486
260		IMS Health, Inc.	6,700
1,480	@	Intuit, Inc.	78,721
69,220		Microsoft Corp.	1,883,476
3,250	@	Novell, Inc.	24,960
19,630	@	Oracle Corp.	268,735
1,016	@	Parametric Technology Corp.	16,591
			3,045,648

		Telecommunications: 2.5%
19,608		AT&T, Inc.	530,200
1,650	@	Avaya, Inc.	18,645
12,500		BellSouth Corp.	433,125
1,160		CenturyTel, Inc.	45,379
42,540	@	Cisco Systems, Inc.	921,842
1,700		Citizens Communications Co.	22,559
220	@	Comverse Technology, Inc.	5,177
7,670	@	Corning, Inc.	206,400
17,080		Motorola, Inc.	391,303
8,540		Qualcomm, Inc.	432,209
15,235		Sprint Corp. - FON Group	393,672
1,340	@	Tellabs, Inc.	21,306
14,450		Verizon Communications, Inc.	492,167
			3,913,984

		Textiles: 0.0%
1,020		Cintas Corp.	43,472
			43,472

		Toys/Games/Hobbies: 0.0%
1,140		Hasbro, Inc.	24,054
2,050		Mattel, Inc.	37,167
			61,221

	PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 3	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 39.0% (continued)

	Transportation: 0.7%
2,070	Burlington Northern Santa Fe Corp.		$172,493
1,110	CSX Corp.		66,378
300	FedEx Corp.		33,882
3,270	Norfolk Southern Corp.		176,809
1,300	Union Pacific Corp.		121,355
5,800	United Parcel Service, Inc.		460,404
			1,031,321

	Total Common Stock
	(Cost $57,307,584)		62,206,455

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 56.2%

	Federal Home Loan Mortgage Corporation: 33.9%
$60,000,000	5.190%, due 03/15/09		$51,659,820
2,875,000	5.380%, due 03/15/09		2,475,366
			54,135,186

	Federal National Mortgage Association: 22.2%
39,600,000	5.170%, due 06/15/09		33,689,819
2,091,000	5.190%, due 06/15/09		1,777,938
			35,467,757

	Total U.S. Government Agency Obligations
	(Cost $95,452,701)		89,602,943

U.S. TREASURY OBLIGATIONS: 4.3%

	U.S. Treasury STRIP: 4.3%
7,833,000	4.870%, due 11/15/08		6,913,406

	Total U.S. Treasury Obligations
	(Cost $6,930,935)		6,913,406

	Total Long-Term Investments:
	(Cost $159,673,441)		$158,722,804

SHORT-TERM INVESTMENTS: 0.6%

	Repurchase Agreement: 0.6%
958,000	Morgan Stanley, Repurchase Agreement dated, 03/31/06, 4.790%, due 04/03/06 $958,383 to be received upon repurchase (Collateralized by $995,000 Federal National Mortgage Association, 5.600%, Market Value plus accrued interest $988,896, due 02/08/16)		958,000

	Total Short-Term Investments:
	(Cost $958,000)		$958,000

	Total Investments in Securities
	(Cost $160,631,441)*	100.1%	$159,680,804
	Other Assets and Liabilities—Net	(0.1)	(136,774)
	Net Assets	100.0%	$159,544,030

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 3	as of March 31, 2006 (Unaudited)(continued)

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities

*	Cost for federal income tax purposes is $161,937,180.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$4,949,429
	Gross Unrealized Depreciation	(7,205,805)
	Net Unrealized Appreciation	$(2,256,376)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 4	as of March 31, 2006 (Unaudited)

Shares	Value

COMMON STOCK: 48.4%

		Advertising: 0.1%
1,050	@	Interpublic Group of Cos., Inc.	$10,038
500		Omnicom Group	41,625
			51,663

		Aerospace/Defense: 1.2%
3,550		Boeing Co.	276,652
1,300		General Dynamics Corp.	83,174
50		L-3 Communications Holdings, Inc.	4,290
1,560		Lockheed Martin Corp.	117,203
940		Northrop Grumman Corp.	64,193
1,559		Raytheon Co.	71,465
450		Rockwell Collins, Inc.	25,358
2,650		United Technologies Corp.	153,621
			795,956

		Agriculture: 0.9%
5,200		Altria Group, Inc.	368,472
2,740		Archer-Daniels-Midland Co.	92,201
770		Monsanto Co.	65,258
400		Reynolds America, Inc.	42,200
			568,131

		Airlines: 0.0%
1,800		Southwest Airlines Co.	32,382
			32,382

		Apparel: 0.3%
1,840	@	Coach, Inc.	63,627
350		Jones Apparel Group, Inc.	12,380
400		Liz Claiborne, Inc.	16,392
720		Nike, Inc.	61,272
460		VF Corp.	26,174
			179,845

		Auto Manufacturers: 0.2%
8,100		Ford Motor Co.	64,476
250	@	Navistar International Corp.	6,895
400		Paccar, Inc.	28,192
			99,563

		Auto Parts & Equipment: 0.0%
840	@	Goodyear Tire & Rubber Co.	12,163
100		Johnson Controls, Inc.	7,593
			19,756

		Banks: 2.9%
1,150		AmSouth Bancorp	31,108
11,803		Bank of America Corp.	537,509
2,100		Bank of New York	75,684
1,435		BB&T Corp.	56,252
750		Comerica, Inc.	43,478
350		Compass Bancshares, Inc.	17,714

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 4	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 48.4% (continued)

150		First Horizon National Corp.	$6,248
550		Huntington Bancshares, Inc.	13,272
1,450		Keycorp	53,360
250		M&T Bank Corp.	28,535
700		Marshall & Ilsley Corp.	30,506
1,100		Mellon Financial Corp.	39,160
1,490		National City Corp.	52,001
500		Northern Trust Corp.	26,250
700		PNC Financial Services Group, Inc.	47,117
1,200		Regions Financial Corp.	42,204
850		State Street Corp.	51,366
950		SunTrust Banks, Inc.	69,122
613		Synovus Financial Corp.	16,606
5,050		US BanCorp.	154,025
4,151		Wachovia Corp.	232,664
4,250		Wells Fargo & Co.	271,448
300		Zions Bancorporation	24,819
			1,920,448

		Beverages: 1.4%
2,050		Anheuser-Busch Cos., Inc.	87,679
200		Brown-Forman Corp.	15,394
8,600		Coca-Cola Co.	360,082
850		Coca-Cola Enterprises, Inc.	17,289
500	@	Constellation Brands, Inc.	12,525
600		Pepsi Bottling Group, Inc.	18,234
7,090		PepsiCo, Inc.	409,731
			920,934

		Biotechnology: 0.5%
3,100	@	Amgen, Inc.	225,525
900	@	Biogen Idec, Inc.	42,390
300	@	Chiron Corp.	13,743
700	@	Genzyme Corp.	47,054
100	@	Millipore Corp.	7,306
			336,018

		Building Materials: 0.1%
490		American Standard Cos, Inc.	21,001
1,150		Masco Corp.	37,364
300		Vulcan Materials Co.	25,995
			84,360

		Chemicals: 0.7%
550		Air Products & Chemicals, Inc.	36,955
2,650		Dow Chemical Co.	107,590
200		Eastman Chemical Co.	10,236
600		Ecolab, Inc.	22,920
2,400		EI Du Pont de Nemours & Co.	101,304
350		Engelhard Corp.	13,864
400		International Flavors & Fragrances, Inc.	13,728
610		PPG Industries, Inc.	38,644
1,000		Praxair, Inc.	55,150
550		Rohm & Haas Co.	26,879
350		Sherwin-Williams Co.	17,304
101	@	Tronox, Inc.	1,713
			446,287

		Commercial Services: 0.4%
400	@	Apollo Group, Inc.	21,004

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 4	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 48.4% (continued)

501		Cendant Corp.	$8,692
610		Equifax, Inc.	22,716
850		H&R Block, Inc.	18,403
1,450		McKesson Corp.	75,589
700		Moody’s Corp.	50,022
1,000		Paychex, Inc.	41,660
400		Robert Half International, Inc.	15,444
550		RR Donnelley & Sons Co.	17,996
			271,526

		Computers: 2.2%
350	@	Affiliated Computer Services, Inc.	20,881
2,120	@	Apple Computer, Inc.	132,966
500	@	Computer Sciences Corp.	27,775
6,100	@	Dell, Inc.	181,536
1,350		Electronic Data Systems Corp.	36,221
6,200	@	EMC Corp.	84,506
12,450		Hewlett-Packard Co.	409,605
5,400		International Business Machines Corp.	445,338
300	@	Lexmark International, Inc.	13,614
700	@	NCR Corp.	29,253
950	@	Network Appliance, Inc.	34,229
1,100	@	Unisys Corp.	7,579
			1,423,503

		Cosmetics/Personal Care: 1.4%
200		Alberto-Culver Co.	8,846
1,350		Colgate-Palmolive Co.	77,085
300		Estee Lauder Cos., Inc.	11,157
13,837		Procter & Gamble Co.	797,288
			894,376

		Distribution/Wholesale: 0.1%
665		Genuine Parts Co.	29,147
250		WW Grainger, Inc.	18,838
			47,985

		Diversified Financial Services: 4.1%
3,400		American Express Co.	178,670
680		Ameriprise Financial, Inc.	30,641
280		Bear Stearns Cos, Inc.	38,836
800		Capital One Financial Corp.	64,416
2,700		Charles Schwab Corp.	46,467
700		CIT Group, Inc.	37,464
12,900		Citigroup, Inc.	609,267
1,500		Countrywide Financial Corp.	55,050
900	@	E*Trade Financial Corp.	24,282
2,450		Fannie Mae	125,930
150		Federated Investors, Inc.	5,858
400		Franklin Resources, Inc.	37,696
1,800		Freddie Mac	109,800
1,750		Goldman Sachs Group, Inc.	274,680
600		Janus Capital Group, Inc.	13,902
9,100		JPMorgan Chase & Co.	378,924
1,140		Lehman Brothers Holdings, Inc.	164,764
2,350		Merrill Lynch & Co., Inc.	185,086
3,700		Morgan Stanley	232,434
1,050		SLM Corp.	54,537
350		T. Rowe Price Group, Inc.	27,374
			2,696,078

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 4	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 48.4% (continued)

		Electric: 1.2%
1,800	@	AES Corp.	$30,708
500	@	Allegheny Energy, Inc.	16,925
1,650		American Electric Power Co., Inc.	56,133
1,000		CenterPoint Energy Resources Corp.	11,930
500		Cinergy Corp.	22,705
1,050	@	CMS Energy Corp.	13,598
600		Consolidated Edison, Inc.	26,100
500		Constellation Energy Group, Inc.	27,355
250		Dominion Resources, Inc.	17,258
500		DTE Energy Co.	20,045
2,700		Duke Energy Corp.	78,705
900		Edison International	37,062
300		Exelon Corp.	15,870
1,300		FirstEnergy Corp.	63,570
1,100		FPL Group, Inc.	44,154
1,050		Pacific Gas & Electric Co.	40,845
300		Pinnacle West Capital Corp.	11,730
1,000		PPL Corp.	29,400
700		Progress Energy, Inc.	30,786
800		Public Service Enterprise Group, Inc.	51,232
700		TECO Energy, Inc.	11,284
2,380		TXU Corp.	106,529
250		Xcel Energy, Inc.	4,538
			768,462

		Electrical Components & Equipment: 0.2%
1,450		Emerson Electric Co.	121,264
400		Molex, Inc.	13,280
			134,544

		Electronics: 0.2%
1,500	@	Agilent Technologies, Inc.	56,325
500		Applera Corp. - Applied Biosystems Group	13,570
450	@	Jabil Circuit, Inc.	19,287
400		PerkinElmer, Inc.	9,388
1,300	@	Sanmina-SCI Corp.	5,330
4,770	@	Solectron Corp.	19,080
400	@	Thermo Electron Corp.	14,836
350	@	Waters Corp.	15,103
			152,919

		Engineering & Construction: 0.1%
400		Fluor Corp.	34,320
			34,320

		Entertainment: 0.1%
1,200		International Game Technology	42,264
			42,264

		Environmental Control: 0.1%
1,400		Waste Management, Inc.	49,420
			49,420

		Food: 0.6%
900		Albertson’s, Inc.	23,103
500		Campbell Soup Co.	16,200
1,350		ConAgra Foods, Inc.	28,971
1,500		General Mills, Inc.	76,020

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 4	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 48.4% (continued)

1,000		HJ Heinz Co.	$37,920
700		Kellogg Co.	30,828
1,800	@	Kroger Co.	36,648
350		McCormick & Co., Inc.	11,851
1,100		Safeway, Inc.	27,632
2,050		Sara Lee Corp.	36,654
550		Supervalu, Inc.	16,951
400		Whole Foods Market, Inc.	26,576
550		WM Wrigley Jr. Co.	35,200
			404,554

		Forest Products & Paper: 0.2%
300		International Paper Co.	10,371
500		Louisiana-Pacific Corp.	13,600
500		MeadWestvaco Corp.	13,655
100		Plum Creek Timber Co., Inc.	3,693
400		Temple-Inland, Inc.	17,820
700		Weyerhaeuser Co.	50,701
			109,840

		Gas: 0.1%
100		KeySpan Corp.	4,087
150		Nicor, Inc.	5,934
1,350		Sempra Energy	62,721
			72,742

		Hand/Machine Tools: 0.0%
160		Black & Decker Corp.	13,902
100		Snap-On, Inc.	3,812
300		Stanley Works	15,198
			32,912

		Healthcare — Products: 1.5%
200		Bausch & Lomb, Inc.	12,740
1,550		Baxter International, Inc.	60,156
690		Becton Dickinson & Co.	42,490
1,600	@	Boston Scientific Corp.	36,880
350		CR Bard, Inc.	23,734
880		Guidant Corp.	68,693
7,800		Johnson & Johnson	461,916
3,200		Medtronic, Inc.	162,400
1,000	@	St. Jude Medical, Inc.	41,000
700		Stryker Corp.	31,038
600	@	Zimmer Holdings, Inc.	40,560
			981,607

		Healthcare — Services: 1.0%
1,940		Aetna, Inc.	95,332
780	@	Coventry Health Care, Inc.	42,104
750	@	Humana, Inc.	39,488
300	@	Laboratory Corp. of America Holdings	17,544
400		Quest Diagnostics	20,520
4,690		UnitedHealth Group, Inc.	261,983
2,290	@	WellPoint, Inc.	177,315
			654,286

		Home Builders: 0.0%
300		Lennar Corp.	18,114
			18,114

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 4	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 48.4% (continued)

		Home Furnishings: 0.0%
200		Harman International Industries, Inc.	$22,226
100		Whirlpool Corp.	9,147
			31,373

		Household Products/Wares: 0.2%
300		Avery Dennison Corp.	17,544
100		Clorox Co.	5,985
400		Fortune Brands, Inc.	32,252
1,300		Kimberly-Clark Corp.	75,140
			130,921

		Housewares: 0.0%
950		Newell Rubbermaid, Inc.	23,931
			23,931

		Insurance: 1.9%
780	@@	ACE Ltd.	40,568
1,250		Aflac, Inc.	56,413
1,690		Allstate Corp.	88,066
300		AMBAC Financial Group, Inc.	23,880
1,350		American International Group, Inc.	89,222
1,000		AON Corp.	41,510
730		Chubb Corp.	69,671
420		Cigna Corp.	54,860
385		Cincinnati Financial Corp.	16,197
1,000		Genworth Financial, Inc.	33,430
800		Hartford Financial Services Group, Inc.	64,440
350		Jefferson-Pilot Corp.	19,579
750		Lincoln National Corp.	40,943
300		Loews Corp.	30,360
1,441		Marsh & McLennan Cos., Inc.	42,308
350		MBIA, Inc.	21,046
2,680		Metlife, Inc.	129,632
200		MGIC Investment Corp.	13,326
950		Principal Financial Group	46,360
470		Progressive Corp.	49,002
1,860		Prudential Financial, Inc.	141,007
300		Safeco Corp.	15,063
1,780		St. Paul Cos.	74,386
400		Torchmark Corp.	22,840
1,050		UnumProvident Corp.	21,504
			1,245,613

		Internet: 0.4%
1,400	@	Amazon.com, Inc.	51,114
3,000	@	eBay, Inc.	117,180
300	@	Monster Worldwide, Inc.	14,958
2,822	@	Symantec Corp.	47,494
100	@	VeriSign, Inc.	2,399
700	@	Yahoo!, Inc.	22,582
			255,727

		Iron/Steel: 0.1%
700		Nucor Corp.	73,353
300		United States Steel Corp.	18,204
			91,557

		Leisure Time: 0.2%
300		Brunswick Corp.	11,658

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 4	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 48.4% (continued)

1,150		Carnival Corp.	$54,476
700		Harley-Davidson, Inc.	36,316
350		Sabre Holdings Corp.	8,236
			110,686

		Lodging: 0.2%
1,250		Hilton Hotels Corp.	31,825
520		Marriott International, Inc.	35,672
550		Starwood Hotels & Resorts Worldwide, Inc.	37,252
			104,749

		Machinery — Construction & Mining: 0.2%
1,700		Caterpillar, Inc.	122,077
			122,077

		Machinery — Diversified: 0.1%
150		Cummins, Inc.	15,765
600		Deere & Co.	47,430
450		Rockwell Automation, Inc.	32,360
			95,555

		Media: 1.0%
1,500		Clear Channel Communications, Inc.	43,515
1,100	@	Comcast Corp.	28,776
100		Gannett Co., Inc.	5,992
200		Knight-Ridder, Inc.	12,642
1,620		McGraw-Hill Cos, Inc.	93,344
150		Meredith Corp.	8,369
350		New York Times Co.	8,859
6,450		News Corp., Inc.	107,135
2,300		Time Warner, Inc.	38,617
100		Tribune Co.	2,743
600	@	Univision Communications, Inc.	20,682
2,125		Viacom, Inc. - Class B	50,958
2,125	@	Viacom, Inc.	82,450
5,050		Walt Disney Co.	140,845
			644,927

		Mining: 0.3%
2,300		Alcoa, Inc.	70,288
850		Freeport-McMoRan Copper & Gold, Inc.	50,805
1,100		Newmont Mining Corp.	57,079
600		Phelps Dodge Corp.	48,318
			226,490

		Miscellaneous Manufacturing: 2.3%
2,000		3M Co.	151,380
200	@	Cooper Industries Ltd.	17,380
750		Danaher Corp.	47,663
450		Dover Corp.	21,852
700		Eastman Kodak Co.	19,908
450		Eaton Corp.	32,837
26,950		General Electric Co.	937,321
2,350		Honeywell International, Inc.	100,510
500		Illinois Tool Works, Inc.	48,155
900	@@	Ingersoll-Rand Co.	37,611
400		ITT Industries, Inc.	22,488
500		Leggett & Platt, Inc.	12,185
300		Parker Hannifin Corp.	24,183
350		Textron, Inc.	32,687
			1,506,160

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 4	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 48.4% (continued)

		Office/Business Equipment: 0.1%
600		Pitney Bowes, Inc.	$25,758
2,900	@	Xerox Corp.	44,080
			69,838

		Oil & Gas: 4.6%
150		Amerada Hess Corp.	21,360
600		Anadarko Petroleum Corp.	60,606
750		Apache Corp.	49,133
950		Burlington Resources, Inc.	87,315
5,593		ChevronTexaco Corp.	324,226
4,650		ConocoPhillips	293,648
1,100		Devon Energy Corp.	67,287
750		EOG Resources, Inc.	54,000
25,300		Exxon Mobil Corp.	1,539,723
500		Kerr-McGee Corp.	47,740
900		Marathon Oil Corp.	68,553
100		Murphy Oil Corp.	4,982
400	@, @@	Nabors Industries Ltd.	28,632
1,400		Occidental Petroleum Corp.	129,710
200	@	Rowan Cos., Inc.	8,792
600		Sunoco, Inc.	46,542
2,400		Valero Energy Corp.	143,472
200		XTO Energy, Inc.	8,714
			2,984,435

		Oil & Gas Services: 0.5%
800		Baker Hughes, Inc.	54,720
1,250		Halliburton Co.	91,275
1,500		Schlumberger Ltd.	189,855
			335,850

		Packaging & Containers: 0.1%
400		Ball Corp.	17,532
300		Bemis Co.	9,474
400	@	Pactiv Corp.	9,816
200		Sealed Air Corp.	11,574
			48,396

		Pharmaceuticals: 2.7%
4,200		Abbott Laboratories	178,374
400		Allergan, Inc.	43,400
980		AmerisourceBergen Corp.	47,305
300	@	Barr Pharmaceuticals, Inc.	18,894
1,480		Cardinal Health, Inc.	110,290
1,160	@	Caremark Rx, Inc.	57,049
600		Eli Lilly & Co.	33,180
600	@	Express Scripts, Inc.	52,740
800	@	Forest Laboratories, Inc.	35,704
1,200	@	Gilead Sciences, Inc.	74,664
700	@	Hospira, Inc.	27,622
1,190	@	King Pharmaceuticals, Inc.	20,528
700	@	Medco Health Solutions, Inc.	40,054
7,600		Merck & Co., Inc.	267,748
600		Mylan Laboratories	14,040
18,800		Pfizer, Inc.	468,496
3,950		Schering-Plough Corp.	75,011
500	@	Watson Pharmaceuticals, Inc.	14,370

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 4	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 48.4% (continued)

3,600		Wyeth	$174,672
			1,754,141

		Pipelines: 0.1%
200		Kinder Morgan, Inc.	18,398
1,150		Williams Cos., Inc.	24,599
			42,997

		Real Estate Investment Trust: 0.2%
300		Apartment Investment & Management Co.	14,070
150		Archstone-Smith Trust	7,316
150		Prologis	8,025
300		Public Storage, Inc.	24,369
550		Simon Property Group LP	46,277
			100,057

		Retail: 3.4%
450	@	Autonation, Inc.	9,698
100	@	Autozone, Inc.	9,969
800	@	Bed Bath & Beyond, Inc.	30,720
1,475		Best Buy Co., Inc.	82,497
750		Circuit City Stores, Inc.	18,360
1,700		Costco Wholesale Corp.	92,072
400		CVS Corp.	11,948
650		Darden Restaurants, Inc.	26,670
750		Dollar General Corp.	13,253
200		Family Dollar Stores, Inc.	5,320
733		Federated Department Stores	53,509
2,050		Gap, Inc.	38,294
9,370		Home Depot, Inc.	396,351
900		JC Penney Co., Inc.	54,369
900	@	Kohl’s Corp.	47,709
200		Limited Brands	4,892
2,700		Lowe’s Cos., Inc.	173,988
5,550		McDonald’s Corp.	190,698
600		Nordstrom, Inc.	23,508
800	@	Office Depot, Inc.	29,792
260	@	Sears Holding Corp.	34,382
3,200		Staples, Inc.	81,664
2,700	@	Starbucks Corp.	101,628
2,400		Target Corp.	124,824
200		Tiffany & Co.	7,508
1,100		TJX Cos., Inc.	27,302
6,200		Wal-Mart Stores, Inc.	292,888
3,400		Walgreen Co.	146,642
300		Wendy’s International, Inc.	18,618
1,000		Yum! Brands, Inc.	48,860
			2,197,933

		Savings & Loans: 0.3%
700		Golden West Financial Corp.	47,530
900		Sovereign Bancorp, Inc.	19,719
2,576		Washington Mutual, Inc.	109,789
			177,038

		Semiconductors: 1.4%
1,000	@	Advanced Micro Devices, Inc.	33,160
950	@	Altera Corp.	19,608
1,050		Analog Devices, Inc.	40,205
4,050		Applied Materials, Inc.	70,916

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 4	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 48.4% (continued)

1,050	@	Broadcom Corp.	$45,318
1,756	@	Freescale Semiconductor, Inc.	48,764
15,500		Intel Corp.	299,925
450		Kla-Tencor Corp.	21,762
750		Linear Technology Corp.	26,310
900	@	LSI Logic Corp.	10,404
800		Maxim Integrated Products	29,720
1,600	@	Micron Technology, Inc.	23,552
1,450		National Semiconductor Corp.	40,368
400	@	Novellus Systems, Inc.	9,600
500	@	Nvidia Corp.	28,630
600	@	QLogic Corp.	11,610
5,500		Texas Instruments, Inc.	178,585
			938,437

		Software: 2.3%
1,360	@	Adobe Systems, Inc.	47,491
800	@	Autodesk, Inc.	30,816
1,450		Automatic Data Processing, Inc.	66,236
950	@	BMC Software, Inc.	20,577
1,250		CA, Inc.	34,013
700	@	Citrix Systems, Inc.	26,530
1,300	@	Compuware Corp.	10,179
750	@	Electronic Arts, Inc.	41,040
1,900		First Data Corp.	88,958
500	@	Fiserv, Inc.	21,275
100		IMS Health, Inc.	2,577
750	@	Intuit, Inc.	39,893
33,200		Microsoft Corp.	903,372
1,250	@	Novell, Inc.	9,600
10,000	@	Oracle Corp.	136,900
528	@	Parametric Technology Corp.	8,622
			1,488,079

		Telecommunications: 3.1%
9,935		AT&T, Inc.	268,642
1,100	@	Avaya, Inc.	12,430
6,350		BellSouth Corp.	220,028
350		CenturyTel, Inc.	13,692
21,600	@	Cisco Systems, Inc.	468,072
800		Citizens Communications Co.	10,616
500	@	Comverse Technology, Inc.	11,765
3,950	@	Corning, Inc.	106,295
8,610		Motorola, Inc.	197,255
4,400		Qualcomm, Inc.	222,684
7,846		Sprint Corp. - FON Group	202,741
1,250	@	Tellabs, Inc.	19,875
7,400		Verizon Communications, Inc.	252,044
			2,006,139

		Textiles: 0.0%
500		Cintas Corp.	21,310
			21,310

		Toys/Games/Hobbies: 0.1%
800		Hasbro, Inc.	16,880
1,050		Mattel, Inc.	19,037
			35,917

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 4	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 48.4% (continued)

	Transportation: 0.8%
1,050	Burlington Northern Santa Fe Corp.	$87,497
540	CSX Corp.	32,292
150	FedEx Corp.	16,941
1,800	Norfolk Southern Corp.	97,326
650	Union Pacific Corp.	60,678
2,950	United Parcel Service, Inc.	234,171
		528,905

	Total Common Stock
	(Cost $28,890,090)	31,564,033

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATION: 39.1%

	Federal National Mortgage Association: 39.1%
$30,000,000	5.170%, due 06/15/09		$25,522,590

	Total U.S. Government Agency Obligations
	(Cost $25,964,507)		25,522,590

U.S. TREASURY OBLIGATIONS: 11.9%

	U.S. Treasury STRIPS: 11.9%
4,825,000	4.820%, due 05/15/09		4,158,127
4,225,000	4.810%, due 08/15/09		3,597,871

	Total U.S. Treasury Obligations
	(Cost $7,949,340)		7,755,998

	Total Long-Term Investments:
	(Cost $62,812,104)		$64,842,621

SHORT-TERM INVESTMENT: 0.7%

	Repurchase Agreement: 0.7%
465,000	Goldman Sachs Repurchase Agreement dated, 03/31/06, 4.790%, due 04/03/06, $465,186 to be received upon repurchase (Collateralized by $490,000 Federal Home Loan Mortgage Corporation, 3.625%, Market Value plus accrued interest $474,713, due 09/15/08)		465,000

	Total Short-Term Investments:
	(Cost $465,000)		$465,000

	Total Investments in Securities
	(Cost $63,268,937)*	100.1%	$65,307,621
	Other Assets and Liabilities—Net	(0.1)	(76,693)
	Net Assets	100.0%	$65,230,928

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $63,714,474.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$2,938,445
	Gross Unrealized Depreciation	(1,345,298)
	Net Unrealized Appreciation	$1,593,147

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 5	as of March 31, 2006 (Unaudited)

Shares	Value

COMMON STOCK: 83.0%

		Advertising: 0.1%
1,030	@	Interpublic Group of Cos., Inc.	$9,847
530		Omnicom Group	44,123
			53,970

		Aerospace/Defense: 2.2%
3,830		Boeing Co.	298,472
1,600		General Dynamics Corp.	102,368
50		L-3 Communications Holdings, Inc.	4,290
1,730		Lockheed Martin Corp.	129,975
960		Northrop Grumman Corp.	65,558
2,173		Raytheon Co.	99,610
410		Rockwell Collins, Inc.	23,104
2,830		United Technologies Corp.	164,055
			887,432

		Agriculture: 1.5%
5,580		Altria Group, Inc.	395,399
2,930		Archer-Daniels-Midland Co.	98,595
790		Monsanto Co.	66,953
350		Reynolds America, Inc.	36,925
			597,872

		Airlines: 0.1%
2,600		Southwest Airlines Co.	46,774
			46,774

		Apparel: 0.4%
1,810	@	Coach, Inc.	62,590
390		Jones Apparel Group, Inc.	13,794
390		Liz Claiborne, Inc.	15,982
670		Nike, Inc.	57,017
370		VF Corp.	21,053
			170,436

		Auto Manufacturers: 0.3%
8,720		Ford Motor Co.	69,411
300	@	Navistar International Corp.	8,274
500		Paccar, Inc.	35,240
			112,925

		Auto Parts & Equipment: 0.0%
650	@	Goodyear Tire & Rubber Co.	9,412
140		Johnson Controls, Inc.	10,630
			20,042

		Banks: 5.0%
940		AmSouth Bancorp	25,427
12,693		Bank of America Corp.	578,039
2,080		Bank of New York	74,963
1,505		BB&T Corp.	58,996
640		Comerica, Inc.	37,101
350		Compass Bancshares, Inc.	17,714

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 5	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 83.0% (continued)

150		First Horizon National Corp.	$6,248
600		Huntington Bancshares, Inc.	14,478
1,480		Keycorp	54,464
260		M&T Bank Corp.	29,676
630		Marshall & Ilsley Corp.	27,455
1,090		Mellon Financial Corp.	38,804
1,720		National City Corp.	60,028
480		Northern Trust Corp.	25,200
800		PNC Financial Services Group, Inc.	53,848
1,300		Regions Financial Corp.	45,721
990		State Street Corp.	59,826
990		SunTrust Banks, Inc.	72,032
616		Synovus Financial Corp.	16,687
5,370		US BanCorp.	163,785
4,547		Wachovia Corp.	254,859
4,620		Wells Fargo & Co.	295,079
230		Zions Bancorporation	19,028
			2,029,458

		Beverages: 2.4%
2,340		Anheuser-Busch Cos., Inc.	100,082
260		Brown-Forman Corp.	20,012
9,300		Coca-Cola Co.	389,391
790		Coca-Cola Enterprises, Inc.	16,069
450	@	Constellation Brands, Inc.	11,273
390		Pepsi Bottling Group, Inc.	11,852
7,500		PepsiCo, Inc.	433,425
			982,104

		Biotechnology: 0.9%
3,230	@	Amgen, Inc.	234,983
1,000	@	Biogen Idec, Inc.	47,100
300	@	Chiron Corp.	13,743
660	@	Genzyme Corp.	44,365
150	@	Millipore Corp.	10,959
			351,150

		Building Materials: 0.2%
480		American Standard Cos, Inc.	20,573
1,150		Masco Corp.	37,364
340		Vulcan Materials Co.	29,461
			87,398

		Chemicals: 1.2%
630		Air Products & Chemicals, Inc.	42,330
2,780		Dow Chemical Co.	112,868
240		Eastman Chemical Co.	12,283
650		Ecolab, Inc.	24,830
2,600		EI Du Pont de Nemours & Co.	109,746
340		Engelhard Corp.	13,467
230		International Flavors & Fragrances, Inc.	7,894
650		PPG Industries, Inc.	41,178
950		Praxair, Inc.	52,393
650		Rohm & Haas Co.	31,766
390		Sherwin-Williams Co.	19,282
10		Sigma-Aldrich Corp.	658
99	@	Tronox, Inc.	1,679
			470,374

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 5	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 83.0% (continued)

		Commercial Services: 0.7%
350	@	Apollo Group, Inc.	$18,379
571		Cendant Corp.	9,907
640		Equifax, Inc.	23,834
910		H&R Block, Inc.	19,702
1,460		McKesson Corp.	76,110
670		Moody’s Corp.	47,878
910		Paychex, Inc.	37,911
660		Robert Half International, Inc.	25,483
630		RR Donnelley & Sons Co.	20,614
			279,818

		Computers: 3.7%
300	@	Affiliated Computer Services, Inc.	17,898
2,330	@	Apple Computer, Inc.	146,138
490	@	Computer Sciences Corp.	27,220
6,610	@	Dell, Inc.	196,714
1,400		Electronic Data Systems Corp.	37,562
6,720	@	EMC Corp.	91,594
13,430		Hewlett-Packard Co.	441,847
5,860		International Business Machines Corp.	483,274
50	@	Lexmark International, Inc.	2,269
610	@	NCR Corp.	25,492
840	@	Network Appliance, Inc.	30,265
1,100	@	Unisys Corp.	7,579
			1,507,852

		Cosmetics/Personal Care: 2.3%
10		Alberto-Culver Co.	442
1,450		Colgate-Palmolive Co.	82,795
300		Estee Lauder Cos., Inc.	11,157
14,842		Procter & Gamble Co.	855,196
			949,590

		Distribution/Wholesale: 0.1%
630		Genuine Parts Co.	27,613
260		WW Grainger, Inc.	19,591
			47,204

		Diversified Financial Services: 7.1%
3,370		American Express Co.	177,094
634		Ameriprise Financial, Inc.	28,568
310		Bear Stearns Cos, Inc.	42,997
840		Capital One Financial Corp.	67,637
3,000		Charles Schwab Corp.	51,630
700		CIT Group, Inc.	37,464
14,050		Citigroup, Inc.	663,582
1,700		Countrywide Financial Corp.	62,390
850	@	E*Trade Financial Corp.	22,933
2,630		Fannie Mae	135,182
150		Federated Investors, Inc.	5,858
400		Franklin Resources, Inc.	37,696
1,850		Freddie Mac	112,850
2,110		Goldman Sachs Group, Inc.	331,186
600		Janus Capital Group, Inc.	13,902
9,800		JPMorgan Chase & Co.	408,072
1,230		Lehman Brothers Holdings, Inc.	177,772
2,540		Merrill Lynch & Co., Inc.	200,050
4,020		Morgan Stanley	252,536
1,100		SLM Corp.	57,134
350		T. Rowe Price Group, Inc.	27,374
			2,913,907

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 5	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 83.0% (continued)

		Electric: 2.0%
1,800	@	AES Corp.	$30,708
450	@	Allegheny Energy, Inc.	15,233
1,730		American Electric Power Co., Inc.	58,855
850		CenterPoint Energy Resources Corp.	10,141
550		Cinergy Corp.	24,976
1,000	@	CMS Energy Corp.	12,950
600		Consolidated Edison, Inc.	26,100
560		Constellation Energy Group, Inc.	30,638
250		Dominion Resources, Inc.	17,258
550		DTE Energy Co.	22,050
2,830		Duke Energy Corp.	82,495
930		Edison International	38,297
350		Exelon Corp.	18,515
1,350		FirstEnergy Corp.	66,015
1,100		FPL Group, Inc.	44,154
1,140		Pacific Gas & Electric Co.	44,346
300		Pinnacle West Capital Corp.	11,730
1,280		PPL Corp.	37,632
750		Progress Energy, Inc.	32,985
800		Public Service Enterprise Group, Inc.	51,232
600		TECO Energy, Inc.	9,672
2,420		TXU Corp.	108,319
210		Xcel Energy, Inc.	3,812
			798,113

		Electrical Components & Equipment: 0.4%
1,550		Emerson Electric Co.	129,627
400		Molex, Inc.	13,280
			142,907

		Electronics: 0.5%
2,030	@	Agilent Technologies, Inc.	76,227
700		Applera Corp. - Applied Biosystems Group	18,998
690	@	Jabil Circuit, Inc.	29,573
390		PerkinElmer, Inc.	9,153
1,300	@	Sanmina-SCI Corp.	5,330
4,680	@	Solectron Corp.	18,720
430	@	Thermo Electron Corp.	15,949
340	@	Waters Corp.	14,671
			188,621

		Engineering & Construction: 0.1%
300		Fluor Corp.	25,740
			25,740

		Entertainment: 0.1%
1,300		International Game Technology	45,786
			45,786

		Environmental Control: 0.1%
1,380		Waste Management, Inc.	48,714
			48,714

		Food: 1.0%
1,000		Albertson’s, Inc.	25,670
750		Campbell Soup Co.	24,300
1,350		ConAgra Foods, Inc.	28,971

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 5	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 83.0% (continued)

1,580		General Mills, Inc.	$80,074
900		HJ Heinz Co.	34,128
740		Kellogg Co.	32,590
1,760	@	Kroger Co.	35,834
450		McCormick & Co., Inc.	15,237
1,300		Safeway, Inc.	32,656
2,228		Sara Lee Corp.	39,837
560		Supervalu, Inc.	17,259
350		Whole Foods Market, Inc.	23,254
580		WM Wrigley Jr. Co.	37,120
			426,930

		Forest Products & Paper: 0.2%
300		International Paper Co.	10,371
290		Louisiana-Pacific Corp.	7,888
530		MeadWestvaco Corp.	14,474
100		Plum Creek Timber Co., Inc.	3,693
310		Temple-Inland, Inc.	13,811
650		Weyerhaeuser Co.	47,080
			97,317

		Gas: 0.2%
100		KeySpan Corp.	4,087
150		Nicor, Inc.	5,934
1,360		Sempra Energy	63,186
			73,207

		Hand/Machine Tools: 0.1%
200		Black & Decker Corp.	17,378
160		Snap-On, Inc.	6,099
310		Stanley Works	15,705
			39,182

		Healthcare — Products: 2.5%
160		Bausch & Lomb, Inc.	10,192
1,700		Baxter International, Inc.	65,977
660		Becton Dickinson & Co.	40,643
1,570	@	Boston Scientific Corp.	36,189
380		CR Bard, Inc.	25,768
1,000		Guidant Corp.	78,060
8,200		Johnson & Johnson	485,604
3,270		Medtronic, Inc.	165,953
930	@	St. Jude Medical, Inc.	38,130
850		Stryker Corp.	37,689
650	@	Zimmer Holdings, Inc.	43,940
			1,028,145

		Healthcare — Services: 1.7%
2,110		Aetna, Inc.	103,685
615	@	Coventry Health Care, Inc.	33,198
700	@	Humana, Inc.	36,855
350	@	Laboratory Corp. of America Holdings	20,468
470		Quest Diagnostics	24,111
5,070		UnitedHealth Group, Inc.	283,210
2,440	@	WellPoint, Inc.	188,929
			690,456

		Home Builders: 0.1%
350		Lennar Corp.	21,133
			21,133

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 5	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 83.0% (continued)

		Home Furnishings: 0.1%
200		Harman International Industries, Inc.	$22,226
100		Whirlpool Corp.	9,147
			31,373

		Household Products/Wares: 0.3%
300		Avery Dennison Corp.	17,544
80		Clorox Co.	4,788
450		Fortune Brands, Inc.	36,284
1,300		Kimberly-Clark Corp.	75,140
			133,756
		Housewares: 0.0%
750		Newell Rubbermaid, Inc.	18,893
			18,893

		Insurance: 3.3%
940	@@	ACE Ltd.	48,889
1,250		Aflac, Inc.	56,413
1,870		Allstate Corp.	97,446
350		AMBAC Financial Group, Inc.	27,860
1,420		American International Group, Inc.	93,848
1,000		AON Corp.	41,510
740		Chubb Corp.	70,626
440		Cigna Corp.	57,473
437		Cincinnati Financial Corp.	18,385
1,050		Genworth Financial, Inc.	35,102
860		Hartford Financial Services Group, Inc.	69,273
390		Jefferson-Pilot Corp.	21,817
840		Lincoln National Corp.	45,856
360		Loews Corp.	36,432
1,489		Marsh & McLennan Cos., Inc.	43,717
400		MBIA, Inc.	24,052
2,820		Metlife, Inc.	136,403
390		MGIC Investment Corp.	25,986
1,060		Principal Financial Group	51,728
530		Progressive Corp.	55,258
1,830		Prudential Financial, Inc.	138,732
620		Safeco Corp.	31,130
1,990		St. Paul Cos.	83,162
280		Torchmark Corp.	15,988
960		UnumProvident Corp.	19,661
			1,346,747

		Internet: 0.6%
1,500	@	Amazon.com, Inc.	54,765
2,980	@	eBay, Inc.	116,399
350	@	Monster Worldwide, Inc.	17,451
3,048	@	Symantec Corp.	51,298
150	@	VeriSign, Inc.	3,599
580	@	Yahoo!, Inc.	18,711
			262,223

		Iron/Steel: 0.3%
800		Nucor Corp.	83,832
300		United States Steel Corp.	18,204
			102,036

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 5	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 83.0% (continued)

		Leisure Time: 0.3%
360		Brunswick Corp.	$13,990
1,160		Carnival Corp.	54,949
840		Harley-Davidson, Inc.	43,579
360		Sabre Holdings Corp.	8,471
			120,989

		Lodging: 0.2%
910		Hilton Hotels Corp.	23,169
540		Marriott International, Inc.	37,044
510		Starwood Hotels & Resorts Worldwide, Inc.	34,542
			94,755

		Machinery — Construction & Mining: 0.3%
1,850		Caterpillar, Inc.	132,849
			132,849

		Machinery — Diversified: 0.2%
100		Cummins, Inc.	10,510
650		Deere & Co.	51,383
430		Rockwell Automation, Inc.	30,921
			92,814

		Media: 1.7%
1,500		Clear Channel Communications, Inc.	43,515
1,220	@	Comcast Corp.	31,915
300		EW Scripps Co.	13,413
160		Gannett Co., Inc.	9,587
1,780		McGraw-Hill Cos, Inc.	102,564
160		Meredith Corp.	8,926
380		New York Times Co.	9,618
6,900		News Corp., Inc.	114,609
2,460		Time Warner, Inc.	41,303
150		Tribune Co.	4,115
650	@	Univision Communications, Inc.	22,406
2,360		Viacom, Inc. - Class B	56,593
2,360	@	Viacom, Inc.	91,568
5,380		Walt Disney Co.	150,048
			700,180

		Mining: 0.6%
2,450		Alcoa, Inc.	74,872
970		Freeport-McMoRan Copper & Gold, Inc.	57,977
1,200		Newmont Mining Corp.	62,268
520		Phelps Dodge Corp.	41,876
			236,993

		Miscellaneous Manufacturing: 4.0%
2,140		3M Co.	161,977
310	@	Cooper Industries Ltd.	26,939
680		Danaher Corp.	43,214
530		Dover Corp.	25,737
800		Eastman Kodak Co.	22,752
460		Eaton Corp.	33,566
28,880		General Electric Co.	1,004,446
2,190		Honeywell International, Inc.	93,666
610		Illinois Tool Works, Inc.	58,749
970	@@	Ingersoll-Rand Co.	40,536
550		ITT Industries, Inc.	30,921
550		Leggett & Platt, Inc.	13,404
350		Parker Hannifin Corp.	28,214

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 5	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 83.0% (continued)

340		Textron, Inc.	$31,753
			1,615,874

		Office/Business Equipment: 0.2%
630		Pitney Bowes, Inc.	27,046
2,750	@	Xerox Corp.	41,800
			68,846

		Oil & Gas: 7.9%
190		Amerada Hess Corp.	27,056
580		Anadarko Petroleum Corp.	58,586
740		Apache Corp.	48,477
1,000		Burlington Resources, Inc.	91,910
6,025		ChevronTexaco Corp.	349,269
4,930		ConocoPhillips	311,330
1,110		Devon Energy Corp.	67,899
750		EOG Resources, Inc.	54,000
27,840		Exxon Mobil Corp.	1,694,342
490		Kerr-McGee Corp.	46,785
980		Marathon Oil Corp.	74,647
50		Murphy Oil Corp.	2,491
350	@, @@	Nabors Industries Ltd.	25,053
1,500		Occidental Petroleum Corp.	138,975
250	@	Rowan Cos., Inc.	10,990
550		Sunoco, Inc.	42,664
2,760		Valero Energy Corp.	164,993
200		XTO Energy, Inc.	8,714
			3,218,181

		Oil & Gas Services: 0.9%
850		Baker Hughes, Inc.	58,140
1,300		Halliburton Co.	94,926
1,600		Schlumberger Ltd.	202,512
			355,578

		Packaging & Containers: 0.1%
430		Ball Corp.	18,847
310		Sealed Air Corp.	17,940
			36,787

		Pharmaceuticals: 4.5%
4,550		Abbott Laboratories	193,239
380		Allergan, Inc.	41,230
970		AmerisourceBergen Corp.	46,822
300	@	Barr Pharmaceuticals, Inc.	18,894
1,560		Cardinal Health, Inc.	116,251
1,140	@	Caremark Rx, Inc.	56,065
650		Eli Lilly & Co.	35,945
570	@	Express Scripts, Inc.	50,103
1,050	@	Forest Laboratories, Inc.	46,862
1,290	@	Gilead Sciences, Inc.	80,264
660	@	Hospira, Inc.	26,044
990	@	King Pharmaceuticals, Inc.	17,078
860	@	Medco Health Solutions, Inc.	49,209
8,160		Merck & Co., Inc.	287,477
550		Mylan Laboratories	12,870
20,380		Pfizer, Inc.	507,870
3,850		Schering-Plough Corp.	73,112
350	@	Watson Pharmaceuticals, Inc.	10,059
3,690		Wyeth	179,039
			1,848,433

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 5	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 83.0% (continued)

		Pipelines: 0.1%
200		Kinder Morgan, Inc.	$18,398
1,240		Williams Cos., Inc.	26,524
			44,922

		Real Estate Investment Trust: 0.2%
350		Apartment Investment & Management Co.	16,415
100		Archstone-Smith Trust	4,877
150		Prologis	8,025
300		Public Storage, Inc.	24,369
560		Simon Property Group LP	47,118
			100,804

		Retail: 5.9%
500	@	Autonation, Inc.	10,775
200	@	Autozone, Inc.	19,938
900	@	Bed Bath & Beyond, Inc.	34,560
1,485		Best Buy Co., Inc.	83,056
830		Circuit City Stores, Inc.	20,318
1,790		Costco Wholesale Corp.	96,946
400		CVS Corp.	11,948
640		Darden Restaurants, Inc.	26,259
700		Dollar General Corp.	12,369
250		Family Dollar Stores, Inc.	6,650
739		Federated Department Stores	53,947
1,940		Gap, Inc.	36,239
10,010		Home Depot, Inc.	423,423
960		JC Penney Co., Inc.	57,994
950	@	Kohl’s Corp.	50,360
210		Limited Brands	5,137
2,970		Lowe’s Cos., Inc.	191,387
5,930		McDonald’s Corp.	203,755
650		Nordstrom, Inc.	25,467
1,090	@	Office Depot, Inc.	40,592
290	@	Sears Holding Corp.	38,350
3,445		Staples, Inc.	87,916
3,580	@	Starbucks Corp.	134,751
2,630		Target Corp.	136,786
200		Tiffany & Co.	7,508
1,390		TJX Cos., Inc.	34,500
6,680		Wal-Mart Stores, Inc.	315,563
3,630		Walgreen Co.	156,562
390		Wendy’s International, Inc.	24,203
1,040		Yum! Brands, Inc.	50,814
			2,398,073

		Savings & Loans: 0.5%
800		Golden West Financial Corp.	54,320
1,050		Sovereign Bancorp, Inc.	23,006
2,716		Washington Mutual, Inc.	115,756
			193,082

		Semiconductors: 2.5%
1,100	@	Advanced Micro Devices, Inc.	36,476
1,040	@	Altera Corp.	21,466
1,380		Analog Devices, Inc.	52,840
4,710		Applied Materials, Inc.	82,472
1,100	@	Broadcom Corp.	47,476

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 5	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 83.0% (continued)

1,961	@	Freescale Semiconductor, Inc.	$54,457
16,630		Intel Corp.	321,791
500		Kla-Tencor Corp.	24,180
730		Linear Technology Corp.	25,608
850	@	LSI Logic Corp.	9,826
750		Maxim Integrated Products	27,863
1,700	@	Micron Technology, Inc.	25,024
1,450		National Semiconductor Corp.	40,368
400	@	Novellus Systems, Inc.	9,600
500	@	Nvidia Corp.	28,630
750	@	QLogic Corp.	14,513
5,900		Texas Instruments, Inc.	191,573
			1,014,163

		Software: 4.4%
1,700	@	Adobe Systems, Inc.	59,364
1,120	@	Autodesk, Inc.	43,142
1,660		Automatic Data Processing, Inc.	75,829
980	@	BMC Software, Inc.	21,227
1,240		CA, Inc.	33,740
630	@	Citrix Systems, Inc.	23,877
1,780	@	Compuware Corp.	13,937
830	@	Electronic Arts, Inc.	45,418
2,050		First Data Corp.	95,981
640	@	Fiserv, Inc.	27,232
100		IMS Health, Inc.	2,577
660	@	Intuit, Inc.	35,105
41,610		Microsoft Corp.	1,132,208
1,740	@	Novell, Inc.	13,363
11,070	@	Oracle Corp.	151,548
506	@	Parametric Technology Corp.	8,263
			1,782,811

		Telecommunications: 5.3%
10,752		AT&T, Inc.	290,734
1,130	@	Avaya, Inc.	12,769
6,800		BellSouth Corp.	235,620
410		CenturyTel, Inc.	16,039
23,250	@	Cisco Systems, Inc.	503,828
1,050		Citizens Communications Co.	13,934
110	@	Comverse Technology, Inc.	2,588
4,290	@	Corning, Inc.	115,444
9,340		Motorola, Inc.	213,979
4,770		Qualcomm, Inc.	241,410
8,033		Sprint Corp. - FON Group	207,573
1,430	@	Tellabs, Inc.	22,737
8,200		Verizon Communications, Inc.	279,292
			2,155,947

		Textiles: 0.0%
340		Cintas Corp.	14,491
			14,491

		Toys/Games/Hobbies: 0.1%
700		Hasbro, Inc.	14,770
1,040		Mattel, Inc.	18,855
			33,625

		Transportation: 1.4%
1,060		Burlington Northern Santa Fe Corp.	88,330

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 5	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 83.0% (continued)

650	CSX Corp.		$38,870
210	FedEx Corp.		23,717
1,940	Norfolk Southern Corp.		104,896
700	Union Pacific Corp.		65,345
3,070	United Parcel Service, Inc.		243,697
			564,855

	Total Common Stock
	(Cost $31,502,788)		33,854,637

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.7%

	Federal National Mortgage Association: 5.3%
$2,836,000	5.600%, due 11/15/11		$2,148,724
			2,148,724

	Other U.S. Agency Obligations: 6.4%
3,470,000	FICO STRIP, 5.160%, due 10/06/11		2,634,774
			2,634,774

	Total U.S. Government Agency Obligations
	(Cost $4,993,965)		4,783,498

U.S. TREASURY OBLIGATIONS: 4.6%

	U.S. Treasury STRIP: 4.6%
2,415,000	5.660%, due 08/15/11		1,871,240

	U.S. Treasury Obligations
	(Cost $1,875,958)		1,871,240

	Total Long-Term Investments:
	(Cost $38,372,711)		$40,509,375

SHORT-TERM INVESTMENT: 0.8%

	Repurchase Agreement: 0.8%
325,000	Goldman Sachs Repurchase Agreement dated, 03/31/06, 4.790%, due 04/03/06, $325,130 to be received upon repurchase (Collateralized by $343,000 Federal Home Loan Mortgage Corporation, 3.625%, Market Value plus accrued interest $332,299, due 09/15/08)		325,000

	Total Short-Term Investments:
	(Cost $325,000)		$325,000

	Total Investments in Securities
	(Cost $38,697,711)*	100.1%	$40,834,375
	Other Assets and Liabilities—Net	(0.1)	(47,864)
	Net Assets	100.0%	$40,786,511

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities

*	Cost for federal income tax purposes is $39,269,973.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$2,443,381
	Gross Unrealized Depreciation	(878,979)
	Net Unrealized Appreciation	$1,564,402

		PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 6		as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 75.9%

		Advertising: 0.1%
3,358	@	Interpublic Group of Cos., Inc.	$32,102
1,136		Omnicom Group	94,572
			126,674

		Aerospace/Defense: 2.0%
9,479		Boeing Co.	738,698
3,740		General Dynamics Corp.	239,285
199		L-3 Communications Holdings, Inc.	17,072
4,165		Lockheed Martin Corp.	312,916
2,519		Northrop Grumman Corp.	172,023
5,332		Raytheon Co.	244,419
1,670		Rockwell Collins, Inc.	94,105
7,010		United Technologies Corp.	406,370
			2,224,888

		Agriculture: 1.3%
13,700		Altria Group, Inc.	970,782
7,353		Archer-Daniels-Midland Co.	247,428
1,869		Monsanto Co.	158,398
908		Reynolds America, Inc.	95,794
			1,472,402

		Airlines: 0.1%
5,300		Southwest Airlines Co.	95,347
			95,347

		Apparel: 0.4%
4,918	@	Coach, Inc.	170,064
1,250		Jones Apparel Group, Inc.	44,213
1,127		Liz Claiborne, Inc.	46,184
1,744		Nike, Inc.	148,414
983		VF Corp.	55,933
			464,808

		Auto Manufacturers: 0.2%
18,961		Ford Motor Co.	150,930
500	@	Navistar International Corp.	13,790
1,200		Paccar, Inc.	84,576
			249,296

		Auto Parts & Equipment: 0.0%
1,954	@	Goodyear Tire & Rubber Co.	28,294
297		Johnson Controls, Inc.	22,551
			50,845

		Banks: 4.7%
3,079		AmSouth Bancorp	83,287
32,249		Bank of America Corp.	1,468,619
5,728		Bank of New York	206,437
3,780		BB&T Corp.	148,176
1,741		Comerica, Inc.	100,926
900		Compass Bancshares, Inc.	45,549

		PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 6		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 75.9% (continued)

826		First Horizon National Corp.	$34,403
1,601		Huntington Bancshares, Inc.	38,632
3,804		Keycorp	139,987
599		M&T Bank Corp.	68,370
1,399		Marshall & Ilsley Corp.	60,968
3,155		Mellon Financial Corp.	112,318
4,042		National City Corp.	141,066
1,351		Northern Trust Corp.	70,928
1,955		PNC Financial Services Group, Inc.	131,591
3,200		Regions Financial Corp.	112,544
2,378		State Street Corp.	143,703
2,671		SunTrust Banks, Inc.	194,342
1,830		Synovus Financial Corp.	49,575
12,459		US BanCorp.	380,000
11,148		Wachovia Corp.	624,845
11,567		Wells Fargo & Co.	738,784
808		Zions Bancorporation	66,846
			5,161,896

		Beverages: 2.2%
5,585		Anheuser-Busch Cos., Inc.	238,870
598		Brown-Forman Corp.	46,028
22,983		Coca-Cola Co.	962,298
2,754		Coca-Cola Enterprises, Inc.	56,016
1,400	@	Constellation Brands, Inc.	35,070
887		Pepsi Bottling Group, Inc.	26,956
18,757		PepsiCo, Inc.	1,083,967
			2,449,205

		Biotechnology: 0.8%
8,038	@	Amgen, Inc.	584,765
2,300	@	Biogen Idec, Inc.	108,330
800	@	Chiron Corp.	36,648
1,692	@	Genzyme Corp.	113,736
279	@	Millipore Corp.	20,384
			863,863

		Building Materials: 0.2%
1,405		American Standard Cos, Inc.	60,218
3,163		Masco Corp.	102,766
782		Vulcan Materials Co.	67,760
			230,744

		Chemicals: 1.0%
1,742		Air Products & Chemicals, Inc.	117,045
6,592		Dow Chemical Co.	267,635
605		Eastman Chemical Co.	30,964
1,700		Ecolab, Inc.	64,940
6,300		EI Du Pont de Nemours & Co.	265,923
384		Engelhard Corp.	15,210
815		International Flavors & Fragrances, Inc.	27,971
1,553		PPG Industries, Inc.	98,383
2,437		Praxair, Inc.	134,401
1,686		Rohm & Haas Co.	82,395
1,033		Sherwin-Williams Co.	51,072
46		Sigma-Aldrich Corp.	3,026
217	@	Tronox, Inc.	3,690
			1,162,655

		PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 6		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 75.9% (continued)

		Commercial Services: 0.7%
1,000	@	Apollo Group, Inc.	$52,510
1,361		Cendant Corp.	23,613
1,783		Equifax, Inc.	66,399
2,290		H&R Block, Inc.	49,579
4,194		McKesson Corp.	218,633
1,756		Moody’s Corp.	125,484
2,926		Paychex, Inc.	121,897
1,294		Robert Half International, Inc.	49,961
1,409		RR Donnelley & Sons Co.	46,102
			754,178

		Computers: 3.4%
800	@	Affiliated Computer Services, Inc.	47,728
5,756	@	Apple Computer, Inc.	361,016
1,236	@	Computer Sciences Corp.	68,660
16,343	@	Dell, Inc.	486,368
3,543		Electronic Data Systems Corp.	95,059
16,573	@	EMC Corp.	225,890
32,853		Hewlett-Packard Co.	1,080,864
14,470		International Business Machines Corp.	1,193,341
127	@	Lexmark International, Inc.	5,763
1,828	@	NCR Corp.	76,392
2,582	@	Network Appliance, Inc.	93,029
2,881	@	Unisys Corp.	19,850
			3,753,960

		Cosmetics/Personal Care: 2.1%
26		Alberto-Culver Co.	1,150
3,588		Colgate-Palmolive Co.	204,875
800		Estee Lauder Cos., Inc.	29,752
37,078		Procter & Gamble Co.	2,136,434
			2,372,211

		Distribution/Wholesale: 0.1%
1,787		Genuine Parts Co.	78,324
605		WW Grainger, Inc.	45,587
			123,911

		Diversified Financial Services: 6.6%
8,778		American Express Co.	461,284
1,835		Ameriprise Financial, Inc.	82,685
1,006		Bear Stearns Cos, Inc.	139,532
2,081		Capital One Financial Corp.	167,562
8,000		Charles Schwab Corp.	137,680
1,826		CIT Group, Inc.	97,728
34,675		Citigroup, Inc.	1,637,700
4,160		Countrywide Financial Corp.	152,672
2,800	@	E*Trade Financial Corp.	75,544
6,598		Fannie Mae	339,137
690		Federated Investors, Inc.	26,945
856		Franklin Resources, Inc.	80,669
4,700		Freddie Mac	286,700
4,716		Goldman Sachs Group, Inc.	740,223
1,500		Janus Capital Group, Inc.	34,755
24,100		JPMorgan Chase & Co.	1,003,524
3,207		Lehman Brothers Holdings, Inc.	463,508
6,302		Merrill Lynch & Co., Inc.	496,346
10,265		Morgan Stanley	644,847
3,118		SLM Corp.	161,949
741		T. Rowe Price Group, Inc.	57,954
			7,288,944

		PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 6		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 75.9% (continued)

		Electric: 1.8%
4,626	@	AES Corp.	$78,920
1,050	@	Allegheny Energy, Inc.	35,543
4,415		American Electric Power Co., Inc.	150,198
2,550		CenterPoint Energy Resources Corp.	30,422
1,400		Cinergy Corp.	63,574
1,850	@	CMS Energy Corp.	23,958
1,866		Consolidated Edison, Inc.	81,171
1,405		Constellation Energy Group, Inc.	76,868
550		Dominion Resources, Inc.	37,967
1,400		DTE Energy Co.	56,126
7,085		Duke Energy Corp.	206,528
2,250		Edison International	92,655
900		Exelon Corp.	47,610
3,442		FirstEnergy Corp.	168,314
2,948		FPL Group, Inc.	118,333
2,942		Pacific Gas & Electric Co.	114,444
800		Pinnacle West Capital Corp.	31,280
3,144		PPL Corp.	92,434
1,900		Progress Energy, Inc.	83,562
2,098		Public Service Enterprise Group, Inc.	134,356
1,775		TECO Energy, Inc.	28,613
5,932		TXU Corp.	265,516
519		Xcel Energy, Inc.	9,420
			2,027,812

		Electrical Components & Equipment: 0.3%
3,841		Emerson Electric Co.	321,223
1,000		Molex, Inc.	33,200
			354,423

		Electronics: 0.4%
4,816	@	Agilent Technologies, Inc.	180,841
1,921		Applera Corp. - Applied Biosystems Group	52,136
1,187	@	Jabil Circuit, Inc.	50,875
1,521		PerkinElmer, Inc.	35,698
4,100	@	Sanmina-SCI Corp.	16,810
9,170	@	Solectron Corp.	36,680
1,147	@	Thermo Electron Corp.	42,542
782	@	Waters Corp.	33,743
			449,325

		Engineering & Construction: 0.1%
1,000		Fluor Corp.	85,800
			85,800

		Entertainment: 0.1%
2,450		International Game Technology	86,289
			86,289

		Environmental Control: 0.1%
4,159		Waste Management, Inc.	146,813
			146,813

		Food: 1.0%
2,400		Albertson’s, Inc.	61,608
1,241		Campbell Soup Co.	40,208
3,665		ConAgra Foods, Inc.	78,651

		PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 6		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 75.9% (continued)

4,026		General Mills, Inc.	$204,038
2,248		HJ Heinz Co.	85,244
1,772		Kellogg Co.	78,039
5,192	@	Kroger Co.	105,709
1,005		McCormick & Co., Inc.	34,029
3,140		Safeway, Inc.	78,877
5,405		Sara Lee Corp.	96,641
1,810		Supervalu, Inc.	55,784
900		Whole Foods Market, Inc.	59,796
1,394		WM Wrigley Jr. Co.	89,216
			1,067,840

		Forest Products & Paper: 0.2%
700		International Paper Co.	24,199
877		Louisiana-Pacific Corp.	23,854
1,451		MeadWestvaco Corp.	39,627
263		Plum Creek Timber Co., Inc.	9,713
804		Temple-Inland, Inc.	35,818
1,700		Weyerhaeuser Co.	123,131
			256,342

		Gas: 0.2%
300		KeySpan Corp.	12,261
502		Nicor, Inc.	19,859
3,590		Sempra Energy	166,791
			198,911

		Hand/Machine Tools: 0.1%
586		Black & Decker Corp.	50,918
59		Snap-On, Inc.	2,249
748		Stanley Works	37,894
			91,061

		Healthcare — Products: 2.4%
525		Bausch & Lomb, Inc.	33,443
4,463		Baxter International, Inc.	173,209
1,904		Becton Dickinson & Co.	117,248
4,064	@	Boston Scientific Corp.	93,675
695		CR Bard, Inc.	47,128
2,375		Guidant Corp.	185,393
20,419		Johnson & Johnson	1,209,213
8,786		Medtronic, Inc.	445,890
2,503	@	St. Jude Medical, Inc.	102,623
2,000		Stryker Corp.	88,680
1,700	@	Zimmer Holdings, Inc.	114,920
			2,611,422

		Healthcare — Services: 1.6%
5,284		Aetna, Inc.	259,656
1,400	@	Coventry Health Care, Inc.	75,572
1,936	@	Humana, Inc.	101,930
894	@	Laboratory Corp. of America Holdings	52,281
1,104		Quest Diagnostics	56,635
12,610		UnitedHealth Group, Inc.	704,395
6,088	@	WellPoint, Inc.	471,394
			1,721,863

		Home Builders: 0.0%
900		Lennar Corp.	54,342
			54,342

		PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 6		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 75.9% (continued)

		Home Furnishings: 0.1%
500		Harman International Industries, Inc.	$55,565
500		Whirlpool Corp.	45,735
			101,300

		Household Products/Wares: 0.3%
200		Avery Dennison Corp.	11,696
166		Clorox Co.	9,935
928		Fortune Brands, Inc.	74,825
3,504		Kimberly-Clark Corp.	202,531
			298,987

		Housewares: 0.0%
2,145		Newell Rubbermaid, Inc.	54,033
			54,033

		Insurance: 3.0%
1,899	@@	ACE Ltd.	98,767
3,356		Aflac, Inc.	151,456
4,604		Allstate Corp.	239,914
715		AMBAC Financial Group, Inc.	56,914
3,563		American International Group, Inc.	235,479
2,600		AON Corp.	107,926
1,802		Chubb Corp.	171,983
1,153		Cigna Corp.	150,605
1,179		Cincinnati Financial Corp.	49,601
2,600		Genworth Financial, Inc.	86,918
2,062		Hartford Financial Services Group, Inc.	166,094
920		Jefferson-Pilot Corp.	51,465
1,644		Lincoln National Corp.	89,746
1,207		Loews Corp.	122,148
3,774		Marsh & McLennan Cos., Inc.	110,805
833		MBIA, Inc.	50,088
7,052		Metlife, Inc.	341,105
673		MGIC Investment Corp.	44,842
2,736		Principal Financial Group	133,517
1,353		Progressive Corp.	141,064
4,663		Prudential Financial, Inc.	353,502
1,499		Safeco Corp.	75,265
4,717		St. Paul Cos.	197,123
659		Torchmark Corp.	37,629
1,922		UnumProvident Corp.	39,363
			3,303,319

		Internet: 0.6%
3,600	@	Amazon.com, Inc.	131,436
7,584	@	eBay, Inc.	296,231
1,000	@	Monster Worldwide, Inc.	49,860
7,421	@	Symantec Corp.	124,895
300	@	VeriSign, Inc.	7,197
1,826	@	Yahoo!, Inc.	58,907
			668,526

		Iron/Steel: 0.2%
1,957		Nucor Corp.	205,074
833		United States Steel Corp.	50,546
			255,620

		PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 6		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 75.9% (continued)

		Leisure Time: 0.2%
826		Brunswick Corp.	$32,098
3,044		Carnival Corp.	144,194
1,836		Harley-Davidson, Inc.	95,252
51		Sabre Holdings Corp.	1,200
			272,744

		Lodging: 0.2%
2,239		Hilton Hotels Corp.	57,005
1,041		Marriott International, Inc.	71,413
1,365		Starwood Hotels & Resorts Worldwide, Inc.	92,451
			220,869

		Machinery — Construction & Mining: 0.3%
4,600		Caterpillar, Inc.	330,326
			330,326

		Machinery — Diversified: 0.2%
104		Cummins, Inc.	10,930
1,700		Deere & Co.	134,385
1,158		Rockwell Automation, Inc.	83,272
			228,587

		Media: 1.5%
3,900		Clear Channel Communications, Inc.	113,139
2,986	@	Comcast Corp.	78,114
600		EW Scripps Co.	26,826
316		Gannett Co., Inc.	18,935
3,460		McGraw-Hill Cos, Inc.	199,365
414		Meredith Corp.	23,097
1,026		New York Times Co.	25,968
17,800		News Corp., Inc.	295,658
6,198		Time Warner, Inc.	104,064
411		Tribune Co.	11,274
1,700	@	Univision Communications, Inc.	58,599
5,740		Viacom, Inc. - Class B	137,645
5,740	@	Viacom, Inc.	222,712
13,394		Walt Disney Co.	373,559
			1,688,955

		Mining: 0.5%
6,100		Alcoa, Inc.	186,416
2,300		Freeport-McMoRan Copper & Gold, Inc.	137,471
3,100		Newmont Mining Corp.	160,859
1,390		Phelps Dodge Corp.	111,937
			596,683

		Miscellaneous Manufacturing: 3.6%
5,250		3M Co.	397,373
603	@	Cooper Industries Ltd.	52,401
1,652		Danaher Corp.	104,985
1,407		Dover Corp.	68,324
2,000		Eastman Kodak Co.	56,880
918		Eaton Corp.	66,986
72,743		General Electric Co.	2,530,002
5,826		Honeywell International, Inc.	249,178
1,341		Illinois Tool Works, Inc.	129,152
2,282	@@	Ingersoll-Rand Co.	95,365
1,284		ITT Industries, Inc.	72,186
1,300		Leggett & Platt, Inc.	31,681
766		Parker Hannifin Corp.	61,747
864		Textron, Inc.	80,689
			3,996,949

		PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 6		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 75.9% (continued)

		Office/Business Equipment: 0.2%
1,821		Pitney Bowes, Inc.	$78,176
6,527	@	Xerox Corp.	99,210
			177,386

		Oil & Gas: 7.1%
454		Amerada Hess Corp.	64,650
1,331		Anadarko Petroleum Corp.	134,444
1,886		Apache Corp.	123,552
2,407		Burlington Resources, Inc.	221,227
14,781		ChevronTexaco Corp.	856,855
12,216		ConocoPhillips	771,440
2,880		Devon Energy Corp.	176,170
1,892		EOG Resources, Inc.	136,224
67,355		Exxon Mobil Corp.	4,099,225
1,077		Kerr-McGee Corp.	102,832
2,247		Marathon Oil Corp.	171,154
200		Murphy Oil Corp.	9,964
1,100	@, @@	Nabors Industries Ltd.	78,738
3,722		Occidental Petroleum Corp.	344,843
600	@	Rowan Cos., Inc.	26,376
1,410		Sunoco, Inc.	109,374
6,486		Valero Energy Corp.	387,733
500		XTO Energy, Inc.	21,785
			7,836,586

		Oil & Gas Services: 0.8%
2,200		Baker Hughes, Inc.	150,480
3,282		Halliburton Co.	239,652
3,900		Schlumberger Ltd.	493,623
			883,755

		Packaging & Containers: 0.1%
876		Ball Corp.	38,395
536		Sealed Air Corp.	31,018
			69,413

		Pharmaceuticals: 4.2%
11,200		Abbott Laboratories	475,664
883		Allergan, Inc.	95,806
2,506		AmerisourceBergen Corp.	120,965
700	@	Barr Pharmaceuticals, Inc.	44,086
3,923		Cardinal Health, Inc.	292,342
3,522	@	Caremark Rx, Inc.	173,212
1,500		Eli Lilly & Co.	82,950
1,750	@	Express Scripts, Inc.	153,825
2,343	@	Forest Laboratories, Inc.	104,568
3,141	@	Gilead Sciences, Inc.	195,433
1,909	@	Hospira, Inc.	75,329
3,219	@	King Pharmaceuticals, Inc.	55,528
1,928	@	Medco Health Solutions, Inc.	110,320
20,281		Merck & Co., Inc.	714,500
1,500		Mylan Laboratories	35,100
50,545		Pfizer, Inc.	1,259,581
10,000		Schering-Plough Corp.	189,900
850	@	Watson Pharmaceuticals, Inc.	24,429
9,674		Wyeth	469,382
			4,672,920

		PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 6		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 75.9% (continued)

		Pipelines: 0.1%
596		Kinder Morgan, Inc.	$54,826
3,168		Williams Cos., Inc.	67,764
			122,590

		Real Estate Investment Trust: 0.2%
782		Apartment Investment & Management Co.	36,676
300		Archstone-Smith Trust	14,631
350		Prologis	18,725
600		Public Storage, Inc.	48,738
1,432		Simon Property Group LP	120,488
			239,258

		Retail: 5.3%
1,250	@	Autonation, Inc.	26,938
250	@	Autozone, Inc.	24,923
2,368	@	Bed Bath & Beyond, Inc.	90,931
3,815		Best Buy Co., Inc.	213,373
1,978		Circuit City Stores, Inc.	48,421
4,374		Costco Wholesale Corp.	236,896
1,100		CVS Corp.	32,857
1,697		Darden Restaurants, Inc.	69,628
2,200		Dollar General Corp.	38,874
600		Family Dollar Stores, Inc.	15,960
1,849		Federated Department Stores	134,977
4,023		Gap, Inc.	75,150
24,861		Home Depot, Inc.	1,051,620
2,364		JC Penney Co., Inc.	142,809
2,350	@	Kohl’s Corp.	124,574
507		Limited Brands	12,401
7,323		Lowe’s Cos., Inc.	471,894
14,695		McDonald’s Corp.	504,920
1,502		Nordstrom, Inc.	58,848
2,779	@	Office Depot, Inc.	103,490
740	@	Sears Holding Corp.	97,858
8,412		Staples, Inc.	214,674
7,054	@	Starbucks Corp.	265,513
6,394		Target Corp.	332,552
500		Tiffany & Co.	18,770
3,188		TJX Cos., Inc.	79,126
17,140		Wal-Mart Stores, Inc.	809,694
8,969		Walgreen Co.	386,833
740		Wendy’s International, Inc.	45,924
2,546		Yum! Brands, Inc.	124,398
			5,854,826

		Savings & Loans: 0.4%
1,648		Golden West Financial Corp.	111,899
2,500		Sovereign Bancorp, Inc.	54,775
6,854		Washington Mutual, Inc.	292,117
			458,791

		Semiconductors: 2.3%
2,800	@	Advanced Micro Devices, Inc.	92,848
2,792	@	Altera Corp.	57,627
3,362		Analog Devices, Inc.	128,731
10,985		Applied Materials, Inc.	192,347
2,775	@	Broadcom Corp.	119,769

		PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 6		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 75.9% (continued)

4,798	@	Freescale Semiconductor, Inc.	$133,240
41,374		Intel Corp.	800,587
1,362		Kla-Tencor Corp.	65,866
1,946		Linear Technology Corp.	68,266
2,900	@	LSI Logic Corp.	33,524
2,282		Maxim Integrated Products	84,776
4,200	@	Micron Technology, Inc.	61,824
4,251		National Semiconductor Corp.	118,348
50	@	Novellus Systems, Inc.	1,200
1,450	@	Nvidia Corp.	83,027
1,452	@	QLogic Corp.	28,096
14,786		Texas Instruments, Inc.	480,101
			2,550,177

		Software: 4.0%
3,476	@	Adobe Systems, Inc.	121,382
2,022	@	Autodesk, Inc.	77,887
4,001		Automatic Data Processing, Inc.	182,766
2,645	@	BMC Software, Inc.	57,291
3,611		CA, Inc.	98,255
1,873	@	Citrix Systems, Inc.	70,987
4,109	@	Compuware Corp.	32,173
2,071	@	Electronic Arts, Inc.	113,325
5,237		First Data Corp.	245,196
1,251	@	Fiserv, Inc.	53,230
1,511		IMS Health, Inc.	38,938
1,956	@	Intuit, Inc.	104,040
103,084		Microsoft Corp.	2,804,911
5,066	@	Novell, Inc.	38,907
26,845	@	Oracle Corp.	367,508
1,180	@	Parametric Technology Corp.	19,269
			4,426,065

		Telecommunications: 4.8%
26,538		AT&T, Inc.	717,588
1,464	@	Avaya, Inc.	16,543
16,900		BellSouth Corp.	585,585
1,048		CenturyTel, Inc.	40,998
57,605	@	Cisco Systems, Inc.	1,248,300
2,300		Citizens Communications Co.	30,521
297	@	Comverse Technology, Inc.	6,988
10,610	@	Corning, Inc.	285,515
23,063		Motorola, Inc.	528,373
11,754		Qualcomm, Inc.	594,870
21,202		Sprint Corp. - FON Group	547,860
2,501	@	Tellabs, Inc.	39,766
20,023		Verizon Communications, Inc.	681,983
			5,324,890

		Textiles: 0.0%
1,089		Cintas Corp.	46,413
			46,413

		Toys/Games/Hobbies: 0.1%
2,056		Hasbro, Inc.	43,382
2,830		Mattel, Inc.	51,308
			94,690

	PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 6	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 75.9% (continued)

	Transportation: 1.3%
2,787	Burlington Northern Santa Fe Corp.		$232,241
1,482	CSX Corp.		88,624
466	FedEx Corp.		52,630
4,764	Norfolk Southern Corp.		257,589
1,800	Union Pacific Corp.		168,030
7,504	United Parcel Service, Inc.		595,668
			1,394,782

	Total Common Stock (Cost $78,487,293)		84,167,510

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 21.5%

	Federal Home Loan Mortgage Corporation: 2.2%
$3,205,000	5.800%, due 01/15/12		$2,390,154
			2,390,154

	Federal National Mortgage Association: 17.9%
2,840,000	5.860%, due 02/12/12		2,104,951
23,452,000	5.600%, due 11/15/11		17,768,642
			19,873,593

	Other U.S. Agency Obligations: 1.4%
2,135,000	FICO STRIP, 5.660%, due 12/06/11		1,609,391
			1,609,391

	Total U.S. Government Agency Obligations
	(Cost $24,996,530)		23,873,138

U.S. TREASURY OBLIGATIONS: 1.6%

	U.S. Treasury STRIP: 1.6%
2,320,000	4.840%, due 02/15/12		1,751,424

	Total U.S. Treasury Obligations
	(Cost $1,756,296)		1,751,424

	Total Long-Term Investments: (Cost $105,240,119)		$109,792,072

SHORT-TERM INVESTMENTS: 1.0%

	Repurchase Agreement: 1.0%
1,078,000	Morgan Stanley Repurchase Agreement dated, 03/31/06, 4.790%, due 04/03/06, $1,078,431 to be received upon repurchase (Collateralized by $1,120,000 Federal National Mortgage Association, 5.600%, Market Value plus accrued interest $1,113,129, due 02/08/16)		1,078,000

	Total Short-Term Investments:
	(Cost $1,078,000)		$1,078,000

	Total Investments in Securities
	(Cost $106,318,119)*	100.0%	$110,870,072
	Other Assets and Liabilities—Net	0.0	(47,566)
	Net Assets	100.0%	$110,822,506

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 6	as of March 31, 2006 (Unaudited)(continued)

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities

*	Cost for federal income tax purposes is $107,426,485.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$6,397,318
	Gross Unrealized Depreciation	(2,953,731)
	Net Unrealized Appreciation	$3,443,587

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 7	as of March 31, 2006 (Unaudited)

Shares	Value

COMMON STOCK: 74.9%

		Advertising: 0.1%
1,930	@	Interpublic Group of Cos., Inc.	$18,451
760		Omnicom Group	63,270
			81,721

		Aerospace/Defense: 2.0%
6,750		Boeing Co.	526,028
2,700		General Dynamics Corp.	172,746
110		L-3 Communications Holdings, Inc.	9,437
3,050		Lockheed Martin Corp.	229,147
1,776		Northrop Grumman Corp.	121,283
3,757		Raytheon Co.	172,221
810		Rockwell Collins, Inc.	45,644
5,000		United Technologies Corp.	289,850
			1,566,356

		Agriculture: 1.3%
9,750		Altria Group, Inc.	690,885
5,210		Archer-Daniels-Midland Co.	175,317
1,390		Monsanto Co.	117,803
600		Reynolds America, Inc.	63,300
			1,047,305

		Airlines: 0.1%
3,200		Southwest Airlines Co.	57,568
			57,568

		Apparel: 0.4%
3,270	@	Coach, Inc.	113,077
670		Jones Apparel Group, Inc.	23,698
670		Liz Claiborne, Inc.	27,457
1,200		Nike, Inc.	102,120
680		VF Corp.	38,692
			305,044

		Auto Manufacturers: 0.2%
12,310		Ford Motor Co.	97,988
800		Paccar, Inc.	56,384
			154,372

		Auto Parts & Equipment: 0.0%
1,560	@	Goodyear Tire & Rubber Co.	22,589
200		Johnson Controls, Inc.	15,186
			37,775

		Banks: 4.5%
1,600		AmSouth Bancorp	43,280
22,415		Bank of America Corp.	1,020,779
3,800		Bank of New York	136,952
2,680		BB&T Corp.	105,056
1,130		Comerica, Inc.	65,506
570		Compass Bancshares, Inc.	28,848
340		First Horizon National Corp.	14,161

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 7	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 74.9% (continued)

1,010		Huntington Bancshares, Inc.	$24,371
2,690		Keycorp	98,992
510		M&T Bank Corp.	58,211
850		Marshall & Ilsley Corp.	37,043
1,970		Mellon Financial Corp.	70,132
2,920		National City Corp.	101,908
810		Northern Trust Corp.	42,525
1,430		PNC Financial Services Group, Inc.	96,253
2,300		Regions Financial Corp.	80,891
1,510		State Street Corp.	91,249
1,830		SunTrust Banks, Inc.	133,151
1,570		Synovus Financial Corp.	42,531
8,930		US BanCorp.	272,365
7,650		Wachovia Corp.	428,783
8,270		Wells Fargo & Co.	528,205
560		Zions Bancorporation	46,329
			3,567,521

		Beverages: 2.2%
3,980		Anheuser-Busch Cos., Inc.	170,225
450		Brown-Forman Corp.	34,637
16,360		Coca-Cola Co.	684,993
1,520		Coca-Cola Enterprises, Inc.	30,917
800	@	Constellation Brands, Inc.	20,040
800		Pepsi Bottling Group, Inc.	24,312
13,340		PepsiCo, Inc.	770,919
			1,736,043

		Biotechnology: 0.8%
5,920	@	Amgen, Inc.	430,680
1,600	@	Biogen Idec, Inc.	75,360
600	@	Chiron Corp.	27,486
1,360	@	Genzyme Corp.	91,419
300	@	Millipore Corp.	21,918
			646,863

		Building Materials: 0.2%
1,310		American Standard Cos, Inc.	56,147
1,920		Masco Corp.	62,381
560		Vulcan Materials Co.	48,524
			167,052

		Chemicals: 1.0%
1,350		Air Products & Chemicals, Inc.	90,707
4,990		Dow Chemical Co.	202,594
70		Eastman Chemical Co.	3,583
1,000		Ecolab, Inc.	38,200
4,500		EI Du Pont de Nemours & Co.	189,945
560		Engelhard Corp.	22,182
670		International Flavors & Fragrances, Inc.	22,994
1,100		PPG Industries, Inc.	69,685
1,840		Praxair, Inc.	101,476
1,150		Rohm & Haas Co.	56,201
620		Sherwin-Williams Co.	30,653
50		Sigma-Aldrich Corp.	3,290
186	@	Tronox, Inc.	3,152
			834,662

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 7	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 74.9% (continued)

		Commercial Services: 0.6%
700	@	Apollo Group, Inc.	$36,757
961		Cendant Corp.	16,673
1,110		Equifax, Inc.	41,336
1,650		H&R Block, Inc.	35,723
2,470		McKesson Corp.	128,761
1,280		Moody’s Corp.	91,469
1,690		Paychex, Inc.	70,405
810		Robert Half International, Inc.	31,274
920		RR Donnelley & Sons Co.	30,102
			482,500

		Computers: 3.3%
700	@	Affiliated Computer Services, Inc.	41,762
4,090	@	Apple Computer, Inc.	256,525
850	@	Computer Sciences Corp.	47,218
11,700	@	Dell, Inc.	348,192
2,530		Electronic Data Systems Corp.	67,880
11,860	@	EMC Corp.	161,652
23,890		Hewlett-Packard Co.	785,981
10,220		International Business Machines Corp.	842,843
70	@	Lexmark International, Inc.	3,177
1,010	@	NCR Corp.	42,208
1,600	@	Network Appliance, Inc.	57,648
1,950	@	Unisys Corp.	13,436
			2,668,522

		Cosmetics/Personal Care: 2.1%
560		Alberto-Culver Co.	24,769
2,560		Colgate-Palmolive Co.	146,176
600		Estee Lauder Cos., Inc.	22,314
26,103		Procter & Gamble Co.	1,504,055
			1,697,314

		Distribution/Wholesale: 0.1%
1,182		Genuine Parts Co.	51,807
490		WW Grainger, Inc.	36,922
			88,729

		Diversified Financial Services: 6.5%
6,370		American Express Co.	334,744
1,154		Ameriprise Financial, Inc.	51,999
560		Bear Stearns Cos, Inc.	77,672
1,460		Capital One Financial Corp.	117,559
5,180		Charles Schwab Corp.	89,148
1,250		CIT Group, Inc.	66,900
24,820		Citigroup, Inc.	1,172,249
2,900		Countrywide Financial Corp.	106,430
1,600	@	E*Trade Financial Corp.	43,168
4,680		Fannie Mae	240,552
220		Federated Investors, Inc.	8,591
670		Franklin Resources, Inc.	63,141
3,300		Freddie Mac	201,300
3,630		Goldman Sachs Group, Inc.	569,765
1,100		Janus Capital Group, Inc.	25,487
17,300		JPMorgan Chase & Co.	720,372
2,290		Lehman Brothers Holdings, Inc.	330,974
4,500		Merrill Lynch & Co., Inc.	354,420
7,060		Morgan Stanley	443,509
1,960		SLM Corp.	101,802
640		T. Rowe Price Group, Inc.	50,054
			5,169,836

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 7	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 74.9% (continued)

		Electric: 1.8%
3,180	@	AES Corp.	$54,251
700	@	Allegheny Energy, Inc.	23,695
3,130		American Electric Power Co., Inc.	106,483
1,580		CenterPoint Energy Resources Corp.	18,849
1,000		Cinergy Corp.	45,410
1,800	@	CMS Energy Corp.	23,310
1,460		Consolidated Edison, Inc.	63,510
970		Constellation Energy Group, Inc.	53,069
370		Dominion Resources, Inc.	25,541
700		DTE Energy Co.	28,063
5,020		Duke Energy Corp.	146,333
2,150		Edison International	88,537
700		Exelon Corp.	37,030
2,420		FirstEnergy Corp.	118,338
1,960		FPL Group, Inc.	78,674
2,080		Pacific Gas & Electric Co.	80,912
600		Pinnacle West Capital Corp.	23,460
2,000		PPL Corp.	58,800
1,300		Progress Energy, Inc.	57,174
1,440		Public Service Enterprise Group, Inc.	92,218
1,350		TECO Energy, Inc.	21,762
4,560		TXU Corp.	204,106
420		Xcel Energy, Inc.	7,623
			1,457,148

		Electrical Components & Equipment: 0.3%
2,770		Emerson Electric Co.	231,655
700		Molex, Inc.	23,240
			254,895

		Electronics: 0.4%
3,160	@	Agilent Technologies, Inc.	118,658
1,460		Applera Corp. - Applied Biosystems Group	39,624
750	@	Jabil Circuit, Inc.	32,145
670		PerkinElmer, Inc.	15,725
2,300	@	Sanmina-SCI Corp.	9,430
8,470	@	Solectron Corp.	33,880
620	@	Thermo Electron Corp.	22,996
600	@	Waters Corp.	25,890
			298,348

		Engineering & Construction: 0.1%
700		Fluor Corp.	60,060
			60,060

		Entertainment: 0.1%
2,250		International Game Technology	79,245
			79,245

		Environmental Control: 0.1%
2,480		Waste Management, Inc.	87,544
			87,544

		Food: 0.9%
1,700		Albertson’s, Inc.	43,639
870		Campbell Soup Co.	28,188
2,380		ConAgra Foods, Inc.	51,075
2,870		General Mills, Inc.	145,452

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 7	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 74.9% (continued)

1,600		HJ Heinz Co.	$60,672
1,230		Kellogg Co.	54,169
3,180	@	Kroger Co.	64,745
680		McCormick & Co., Inc.	23,025
2,200		Safeway, Inc.	55,264
3,869		Sara Lee Corp.	69,178
900		Supervalu, Inc.	27,738
700		Whole Foods Market, Inc.	46,508
810		WM Wrigley Jr. Co.	51,840
			721,493

		Forest Products & Paper: 0.2%
500		International Paper Co.	17,285
790		Louisiana-Pacific Corp.	21,488
850		MeadWestvaco Corp.	23,214
130		Plum Creek Timber Co., Inc.	4,801
400		Temple-Inland, Inc.	17,820
1,500		Weyerhaeuser Co.	108,645
			193,253

		Gas: 0.2%
200		KeySpan Corp.	8,174
300		Nicor, Inc.	11,868
2,570		Sempra Energy	119,402
			139,444

		Hand/Machine Tools: 0.1%
360		Black & Decker Corp.	31,280
220		Snap-On, Inc.	8,386
550		Stanley Works	27,863
			67,529

		Healthcare — Products: 2.3%
300		Bausch & Lomb, Inc.	19,110
3,060		Baxter International, Inc.	118,759
1,180		Becton Dickinson & Co.	72,664
3,320	@	Boston Scientific Corp.	76,526
560		CR Bard, Inc.	37,974
1,560		Guidant Corp.	121,774
14,640		Johnson & Johnson	866,981
6,220		Medtronic, Inc.	315,665
1,960	@	St. Jude Medical, Inc.	80,360
1,400		Stryker Corp.	62,076
1,200	@	Zimmer Holdings, Inc.	81,120
			1,853,009

		Healthcare — Services: 1.6%
3,800		Aetna, Inc.	186,732
1,405	@	Coventry Health Care, Inc.	75,842
1,400	@	Humana, Inc.	73,710
670	@	Laboratory Corp. of America Holdings	39,182
840		Quest Diagnostics	43,092
8,980		UnitedHealth Group, Inc.	501,623
4,300	@	WellPoint, Inc.	332,949
			1,253,130

		Home Builders: 0.1%
700		Lennar Corp.	42,266
			42,266

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 7	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 74.9% (continued)

		Home Furnishings: 0.1%
300		Harman International Industries, Inc.	$33,339
200		Whirlpool Corp.	18,294
			51,633

		Household Products/Wares: 0.3%
100		Avery Dennison Corp.	5,848
150		Clorox Co.	8,978
750		Fortune Brands, Inc.	60,473
2,220		Kimberly-Clark Corp.	128,316
			203,615

		Housewares: 0.0%
1,580		Newell Rubbermaid, Inc.	39,800
			39,800

		Insurance: 3.0%
1,460	@@	ACE Ltd.	75,935
2,420		Aflac, Inc.	109,215
3,380		Allstate Corp.	176,132
560		AMBAC Financial Group, Inc.	44,576
2,570		American International Group, Inc.	169,851
1,820		AON Corp.	75,548
1,310		Chubb Corp.	125,026
690		Cigna Corp.	90,128
746		Cincinnati Financial Corp.	31,384
1,900		Genworth Financial, Inc.	63,517
1,450		Hartford Financial Services Group, Inc.	116,798
690		Jefferson-Pilot Corp.	38,599
1,530		Lincoln National Corp.	83,523
820		Loews Corp.	82,984
2,682		Marsh & McLennan Cos., Inc.	78,744
600		MBIA, Inc.	36,078
5,040		Metlife, Inc.	243,785
470		MGIC Investment Corp.	31,316
1,760		Principal Financial Group	85,888
940		Progressive Corp.	98,004
3,320		Prudential Financial, Inc.	251,689
1,000		Safeco Corp.	50,210
3,470		St. Paul Cos.	145,011
670		Torchmark Corp.	38,257
1,710		UnumProvident Corp.	35,021
			2,377,219

		Internet: 0.6%
2,600	@	Amazon.com, Inc.	94,926
5,770	@	eBay, Inc.	225,376
700	@	Monster Worldwide, Inc.	34,902
5,355	@	Symantec Corp.	90,125
200	@	VeriSign, Inc.	4,798
1,180	@	Yahoo!, Inc.	38,067
			488,194

		Iron/Steel: 0.2%
1,380		Nucor Corp.	144,610
600		United States Steel Corp.	36,408
			181,018

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 7	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 74.9% (continued)

		Leisure Time: 0.3%
550		Brunswick Corp.	$21,373
1,990		Carnival Corp.	94,266
1,600		Harley-Davidson, Inc.	83,008
110		Sabre Holdings Corp.	2,588
			201,235

		Lodging: 0.2%
1,970		Hilton Hotels Corp.	50,156
900		Marriott International, Inc.	61,740
910		Starwood Hotels & Resorts Worldwide, Inc.	61,634
			173,530

		Machinery — Construction & Mining: 0.3%
3,300		Caterpillar, Inc.	236,973
			236,973

		Machinery — Diversified: 0.2%
120		Cummins, Inc.	12,612
1,200		Deere & Co.	94,860
710		Rockwell Automation, Inc.	51,056
			158,528

		Media: 1.5%
2,600		Clear Channel Communications, Inc.	75,426
2,110	@	Comcast Corp.	55,198
240		Gannett Co., Inc.	14,381
2,990		McGraw-Hill Cos, Inc.	172,284
220		Meredith Corp.	12,274
690		New York Times Co.	17,464
12,350		News Corp., Inc.	205,134
4,370		Time Warner, Inc.	73,372
240		Tribune Co.	6,583
1,100	@	Univision Communications, Inc.	37,917
4,065		Viacom, Inc. - Class B	97,479
4,065	@	Viacom, Inc.	157,722
9,560		Walt Disney Co.	266,628
			1,191,862

		Mining: 0.5%
4,300		Alcoa, Inc.	131,408
1,500		Freeport-McMoRan Copper & Gold, Inc.	89,655
2,200		Newmont Mining Corp.	114,158
1,220		Phelps Dodge Corp.	98,247
			433,468

		Miscellaneous Manufacturing: 3.6%
3,690		3M Co.	279,296
550	@	Cooper Industries Ltd.	47,795
1,380		Danaher Corp.	87,699
810		Dover Corp.	39,334
1,400		Eastman Kodak Co.	39,816
790		Eaton Corp.	57,646
51,000		General Electric Co.	1,773,780
4,130		Honeywell International, Inc.	176,640
910		Illinois Tool Works, Inc.	87,642
1,720	@@	Ingersoll-Rand Co.	71,879
920		ITT Industries, Inc.	51,722
900		Leggett & Platt, Inc.	21,933
620		Parker Hannifin Corp.	49,978
650		Textron, Inc.	60,704
			2,845,864

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 7	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 74.9% (continued)

		Office/Business Equipment: 0.1%
1,000		Pitney Bowes, Inc.	$42,930
4,640	@	Xerox Corp.	70,528
			113,458

		Oil & Gas: 7.2%
320		Amerada Hess Corp.	45,568
1,130		Anadarko Petroleum Corp.	114,141
1,340		Apache Corp.	87,783
1,750		Burlington Resources, Inc.	160,843
10,545		ChevronTexaco Corp.	611,294
8,840		ConocoPhillips	558,246
2,040		Devon Energy Corp.	124,787
1,310		EOG Resources, Inc.	94,320
49,040		Exxon Mobil Corp.	2,984,552
920		Kerr-McGee Corp.	87,842
1,630		Marathon Oil Corp.	124,157
700		Murphy Oil Corp.	34,874
600	@, @@	Nabors Industries Ltd.	42,948
2,670		Occidental Petroleum Corp.	247,376
400	@	Rowan Cos., Inc.	17,584
1,020		Sunoco, Inc.	79,121
4,660		Valero Energy Corp.	278,575
300		XTO Energy, Inc.	13,071
			5,707,082

		Oil & Gas Services: 0.8%
1,600		Baker Hughes, Inc.	109,440
2,320		Halliburton Co.	169,406
2,700		Schlumberger Ltd.	341,739
			620,585

		Packaging & Containers: 0.1%
670		Ball Corp.	29,366
440		Sealed Air Corp.	25,463
			54,829

		Pharmaceuticals: 4.1%
8,000		Abbott Laboratories	339,760
670		Allergan, Inc.	72,695
1,680		AmerisourceBergen Corp.	81,094
500	@	Barr Pharmaceuticals, Inc.	31,490
2,780		Cardinal Health, Inc.	207,166
2,050	@	Caremark Rx, Inc.	100,819
1,100		Eli Lilly & Co.	60,830
1,220	@	Express Scripts, Inc.	107,238
1,500	@	Forest Laboratories, Inc.	66,945
2,180	@	Gilead Sciences, Inc.	135,640
1,400	@	Hospira, Inc.	55,244
1,860	@	King Pharmaceuticals, Inc.	32,085
1,630	@	Medco Health Solutions, Inc.	93,269
14,420		Merck & Co., Inc.	508,017
1,000		Mylan Laboratories	23,400
36,090		Pfizer, Inc.	899,363
7,000		Schering-Plough Corp.	132,930
600	@	Watson Pharmaceuticals, Inc.	17,244
6,460		Wyeth	313,439
			3,278,668

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 7	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 74.9% (continued)

		Pipelines: 0.1%
420		Kinder Morgan, Inc.	$38,636
1,970		Williams Cos., Inc.	42,138
			80,774

		Real Estate Investment Trust: 0.2%
560		Apartment Investment & Management Co.	26,264
200		Archstone-Smith Trust	9,754
250		Prologis	13,375
600		Public Storage, Inc.	48,738
900		Simon Property Group LP	75,726
			173,857

		Retail: 5.3%
740	@	Autonation, Inc.	15,947
200	@	Autozone, Inc.	19,938
1,390	@	Bed Bath & Beyond, Inc.	53,376
2,555		Best Buy Co., Inc.	142,901
680		Circuit City Stores, Inc.	16,646
3,170		Costco Wholesale Corp.	171,687
800		CVS Corp.	23,896
1,220		Darden Restaurants, Inc.	50,057
1,300		Dollar General Corp.	22,971
460		Family Dollar Stores, Inc.	12,236
1,279		Federated Department Stores	93,367
3,500		Gap, Inc.	65,380
17,700		Home Depot, Inc.	748,710
2,080		JC Penney Co., Inc.	125,653
1,750	@	Kohl’s Corp.	92,768
300		Limited Brands	7,338
5,230		Lowe’s Cos., Inc.	337,021
10,480		McDonald’s Corp.	360,093
1,080		Nordstrom, Inc.	42,314
2,000	@	Office Depot, Inc.	74,480
550	@	Sears Holding Corp.	72,732
6,075		Staples, Inc.	155,034
6,320	@	Starbucks Corp.	237,885
4,270		Target Corp.	222,083
400		Tiffany & Co.	15,016
1,970		TJX Cos., Inc.	48,895
12,180		Wal-Mart Stores, Inc.	575,383
6,400		Walgreen Co.	276,032
580		Wendy’s International, Inc.	35,995
1,850		Yum! Brands, Inc.	90,391
			4,206,225

		Savings & Loans: 0.4%
1,230		Golden West Financial Corp.	83,517
1,800		Sovereign Bancorp, Inc.	39,438
4,865		Washington Mutual, Inc.	207,346
			330,301

		Semiconductors: 2.2%
2,000	@	Advanced Micro Devices, Inc.	66,320
1,860	@	Altera Corp.	38,390
2,410		Analog Devices, Inc.	92,279
7,290		Applied Materials, Inc.	127,648
2,160	@	Broadcom Corp.	93,226
3,420	@	Freescale Semiconductor, Inc.	94,973
29,330		Intel Corp.	567,536

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 7	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 74.9% (continued)

780		Kla-Tencor Corp.	$37,721
1,360		Linear Technology Corp.	47,709
1,700	@	LSI Logic Corp.	19,652
1,420		Maxim Integrated Products	52,753
3,000	@	Micron Technology, Inc.	44,160
2,540		National Semiconductor Corp.	70,714
700	@	Novellus Systems, Inc.	16,800
900	@	Nvidia Corp.	51,534
1,120	@	QLogic Corp.	21,672
10,440		Texas Instruments, Inc.	338,987
			1,782,074

		Software: 3.9%
2,980	@	Adobe Systems, Inc.	104,062
1,500	@	Autodesk, Inc.	57,780
2,800		Automatic Data Processing, Inc.	127,904
1,710	@	BMC Software, Inc.	37,039
2,190		CA, Inc.	59,590
1,270	@	Citrix Systems, Inc.	48,133
2,760	@	Compuware Corp.	21,611
1,460	@	Electronic Arts, Inc.	79,891
3,680		First Data Corp.	172,298
1,130	@	Fiserv, Inc.	48,082
250		IMS Health, Inc.	6,443
1,350	@	Intuit, Inc.	71,807
73,230		Microsoft Corp.	1,992,588
2,420	@	Novell, Inc.	18,586
19,400	@	Oracle Corp.	265,586
928	@	Parametric Technology Corp.	15,154
			3,126,554

		Telecommunications: 4.8%
18,865		AT&T, Inc.	510,110
2,060	@	Avaya, Inc.	23,278
12,000		BellSouth Corp.	415,800
1,010		CenturyTel, Inc.	39,511
41,040	@	Cisco Systems, Inc.	889,337
1,800		Citizens Communications Co.	23,886
1,010	@	Comverse Technology, Inc.	23,765
7,050	@	Corning, Inc.	189,716
16,410		Motorola, Inc.	375,953
8,340		Qualcomm, Inc.	422,087
15,023		Sprint Corp. - FON Group	388,194
2,200	@	Tellabs, Inc.	34,980
14,220		Verizon Communications, Inc.	484,333
			3,820,950

		Textiles: 0.0%
680		Cintas Corp.	28,982
			28,982

		Toys/Games/Hobbies: 0.1%
1,460		Hasbro, Inc.	30,806
1,960		Mattel, Inc.	35,535
			66,341

		Transportation: 1.2%
1,750		Burlington Northern Santa Fe Corp.	145,828
1,030		CSX Corp.	61,594
270		FedEx Corp.	30,494

		PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 7		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 74.9% (continued)

3,480	Norfolk Southern Corp.		$188,164
1,320	Union Pacific Corp.		123,222
5,360	United Parcel Service, Inc.		425,477
			974,779

	Total Common Stock
	(Cost $56,487,821)		59,764,945

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 7.8%

	Other U.S. Government Agency Obligations: 7.8%
$1,814,000	FICO STRIP, 5.850%, due 03/07/12		$1,341,462
4,591,000	FICO STRIP, 5.830%, due 03/26/12		3,390,522
2,000,000	FICO STRIP, 5.770%, due 05/11/12		1,472,602
	Total U.S. Government Agency Obligations
	(Cost $6,401,988)		6,204,586

U.S. Treasury Obligations: 3.4%
	U.S. Treasury STRIP: 3.4%
3,618,000	4.840%, due 02/15/12		2,731,315
	Total U.S. Treasury Obligations
	(Cost $2,777,711)		2,731,315

OTHER BONDS: 13.0%
	Sovereign: 13.0%
14,000,000	Israel Aid Bond, 4.990%, due 05/15/12		10,391,920
	Total Other Bond
	(Cost $10,651,210)		10,391,920

	Total Long-Term Investments:
	(Cost $76,318,730)		$79,092,766

SHORT-TERM INVESTMENTS: 0.9%

	Repurchase Agreement: 0.9%
752,000	Morgan Stanley Repurchase Agreement dated, 03/31/06, 4.800%, due 04/03/06, $752,301 to be received upon repurchase (Collateralized by $790,000 Federal National Mortgage Association, 5.600%, Market Value plus accrued interest $785,154, due 02/08/16)		752,000

	Total Short-Term Investments:
	(Cost $752,000)		$752,000

	Total Investments in Securities	100.0%	$79,844,766
	(Cost $77,070,730)*	0.0	(22,472)
	Other Assets and Liabilities—Net	100.0%	$79,822,294
	Net Assets

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 7	as of March 31, 2006 (Unaudited)(continued)

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities

*	Cost for federal income tax purposes is $77,884,700.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$3,786,755
	Gross Unrealized Depreciation	(1,826,689)
	Net Unrealized Appreciation	$1,960,066

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 8	as of March 31, 2006 (Unaudited)

Shares	Value

COMMON STOCK: 78.8%

		Advertising: 0.1%
1,200	@	Interpublic Group of Cos., Inc.	$11,472
550		Omnicom Group	45,788
			57,260

		Aerospace/Defense: 2.0%
4,100		Boeing Co.	319,513
1,600		General Dynamics Corp.	102,368
100		L-3 Communications Holdings, Inc.	8,579
1,830		Lockheed Martin Corp.	137,488
1,040		Northrop Grumman Corp.	71,022
2,281		Raytheon Co.	104,561
500		Rockwell Collins, Inc.	28,175
3,100		United Technologies Corp.	179,707
			951,413

		Agriculture: 1.4%
6,250		Altria Group, Inc.	442,875
3,150		Archer-Daniels-Midland Co.	105,998
850		Monsanto Co.	72,038
390		Reynolds America, Inc.	41,145
			662,056

		Airlines: 0.1%
2,150		Southwest Airlines Co.	38,679
			38,679

		Apparel: 0.4%
2,040	@	Coach, Inc.	70,543
550		Jones Apparel Group, Inc.	19,454
300		Liz Claiborne, Inc.	12,294
860		Nike, Inc.	73,186
470		VF Corp.	26,743
			202,220

		Auto Manufacturers: 0.2%
7,600		Ford Motor Co.	60,496
300	@	Navistar International Corp.	8,274
500		Paccar, Inc.	35,240
			104,010

		Auto Parts & Equipment: 0.0%
850	@	Goodyear Tire & Rubber Co.	12,308
100		Johnson Controls, Inc.	7,593
			19,901

		Banks: 4.8%
1,100		AmSouth Bancorp	29,755
14,053		Bank of America Corp.	639,974
2,400		Bank of New York	86,496
1,660		BB&T Corp.	65,072
750		Comerica, Inc.	43,478
400		Compass Bancshares, Inc.	20,244

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 8	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 78.8% (continued)

400		First Horizon National Corp.	$16,660
650		Huntington Bancshares, Inc.	15,685
1,700		Keycorp	62,560
300		M&T Bank Corp.	34,242
550		Marshall & Ilsley Corp.	23,969
1,250		Mellon Financial Corp.	44,500
1,800		National City Corp.	62,820
650		Northern Trust Corp.	34,125
850		PNC Financial Services Group, Inc.	57,214
1,400		Regions Financial Corp.	49,238
1,050		State Street Corp.	63,452
1,100		SunTrust Banks, Inc.	80,036
988		Synovus Financial Corp.	26,765
5,550		US BanCorp.	169,275
4,800		Wachovia Corp.	269,040
5,150		Wells Fargo & Co.	328,931
300		Zions Bancorporation	24,819
			2,248,350

		Beverages: 2.3%
2,450		Anheuser-Busch Cos., Inc.	104,787
300		Brown-Forman Corp.	23,091
10,200		Coca-Cola Co.	427,074
1,050		Coca-Cola Enterprises, Inc.	21,357
550	@	Constellation Brands, Inc.	13,778
400		Pepsi Bottling Group, Inc.	12,156
8,150		PepsiCo, Inc.	470,989
			1,073,232

		Biotechnology: 0.9%
3,750	@	Amgen, Inc.	272,813
1,100	@	Biogen Idec, Inc.	51,810
300	@	Chiron Corp.	13,743
750	@	Genzyme Corp.	50,415
200	@	Millipore Corp.	14,612
			403,393

		Building Materials: 0.2%
450		American Standard Cos, Inc.	19,287
1,300		Masco Corp.	42,237
400		Vulcan Materials Co.	34,660
			96,184

		Chemicals: 1.1%
850		Air Products & Chemicals, Inc.	57,112
3,050		Dow Chemical Co.	123,830
300		Eastman Chemical Co.	15,354
700		Ecolab, Inc.	26,740
2,800		EI Du Pont de Nemours & Co.	118,188
400		Engelhard Corp.	15,844
400		International Flavors & Fragrances, Inc.	13,728
650		PPG Industries, Inc.	41,178
1,100		Praxair, Inc.	60,665
750		Rohm & Haas Co.	36,653
300		Sherwin-Williams Co.	14,832
101	@	Tronox, Inc.	1,713
			525,837

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 8	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 78.8% (continued)

		Commercial Services: 0.7%
450	@	Apollo Group, Inc.	$23,630
600		Cendant Corp.	10,410
690		Equifax, Inc.	25,696
1,050		H&R Block, Inc.	22,733
1,670		McKesson Corp.	87,057
750		Moody’s Corp.	53,595
1,100		Paychex, Inc.	45,826
450		Robert Half International, Inc.	17,375
550		RR Donnelley & Sons Co.	17,996
			304,318

		Computers: 3.5%
350	@	Affiliated Computer Services, Inc.	20,881
2,550	@	Apple Computer, Inc.	159,936
550	@	Computer Sciences Corp.	30,553
7,120	@	Dell, Inc.	211,891
1,600		Electronic Data Systems Corp.	42,928
7,200	@	EMC Corp.	98,136
14,500		Hewlett-Packard Co.	477,050
6,300		International Business Machines Corp.	519,561
400	@	Lexmark International, Inc.	18,152
650	@	NCR Corp.	27,164
1,050	@	Network Appliance, Inc.	37,832
1,300	@	Unisys Corp.	8,957
			1,653,041

		Cosmetics/Personal Care: 2.2%
300		Alberto-Culver Co.	13,269
1,600		Colgate-Palmolive Co.	91,360
300		Estee Lauder Cos., Inc.	11,157
16,082		Procter & Gamble Co.	926,645
			1,042,431

		Distribution/Wholesale: 0.1%
708		Genuine Parts Co.	31,032
200		WW Grainger, Inc.	15,070
			46,102

		Diversified Financial Services: 6.8%
3,650		American Express Co.	191,808
730		Ameriprise Financial, Inc.	32,894
450		Bear Stearns Cos, Inc.	62,415
950		Capital One Financial Corp.	76,494
3,300		Charles Schwab Corp.	56,793
850		CIT Group, Inc.	45,492
15,150		Citigroup, Inc.	715,535
1,870		Countrywide Financial Corp.	68,629
1,050	@	E*Trade Financial Corp.	28,329
2,900		Fannie Mae	149,060
300		Federated Investors, Inc.	11,715
400		Franklin Resources, Inc.	37,696
2,050		Freddie Mac	125,050
2,200		Goldman Sachs Group, Inc.	345,312
650		Janus Capital Group, Inc.	15,061
10,600		JPMorgan Chase & Co.	441,384
1,370		Lehman Brothers Holdings, Inc.	198,006
2,750		Merrill Lynch & Co., Inc.	216,590
4,350		Morgan Stanley	273,267
1,100		SLM Corp.	57,134
400		T. Rowe Price Group, Inc.	31,284
			3,179,948

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 8	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 78.8% (continued)

		Electric: 1.9%
2,150	@	AES Corp.	$36,679
450	@	Allegheny Energy, Inc.	15,233
1,900		American Electric Power Co., Inc.	64,638
1,050		CenterPoint Energy Resources Corp.	12,527
550		Cinergy Corp.	24,976
750	@	CMS Energy Corp.	9,713
850		Consolidated Edison, Inc.	36,975
650		Constellation Energy Group, Inc.	35,562
250		Dominion Resources, Inc.	17,258
550		DTE Energy Co.	22,050
3,100		Duke Energy Corp.	90,365
1,050		Edison International	43,239
400		Exelon Corp.	21,160
1,500		FirstEnergy Corp.	73,350
1,500		FPL Group, Inc.	60,210
1,100		Pacific Gas & Electric Co.	42,790
400		Pinnacle West Capital Corp.	15,640
1,100		PPL Corp.	32,340
750		Progress Energy, Inc.	32,985
950		Public Service Enterprise Group, Inc.	60,838
850		TECO Energy, Inc.	13,702
2,610		TXU Corp.	116,824
300		Xcel Energy, Inc.	5,445
			884,499

		Electrical Components & Equipment: 0.3%
1,700		Emerson Electric Co.	142,171
450		Molex, Inc.	14,940
			157,111

		Electronics: 0.4%
2,050	@	Agilent Technologies, Inc.	76,978
550		Applera Corp. - Applied Biosystems Group	14,927
750	@	Jabil Circuit, Inc.	32,145
550		PerkinElmer, Inc.	12,909
1,550	@	Sanmina-SCI Corp.	6,355
5,370	@	Solectron Corp.	21,480
450	@	Thermo Electron Corp.	16,691
400	@	Waters Corp.	17,260
			198,745

		Engineering & Construction: 0.1%
450		Fluor Corp.	38,610
			38,610

		Entertainment: 0.1%
1,050		International Game Technology	36,981
			36,981

		Environmental Control: 0.1%
1,600		Waste Management, Inc.	56,480
			56,480

		Food: 1.0%
1,100		Albertson’s, Inc.	28,237
450		Campbell Soup Co.	14,580
1,450		ConAgra Foods, Inc.	31,117
1,700		General Mills, Inc.	86,156

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 8	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 78.8% (continued)

950		HJ Heinz Co.	$36,024
750		Kellogg Co.	33,030
2,050	@	Kroger Co.	41,738
450		McCormick & Co., Inc.	15,237
1,250		Safeway, Inc.	31,400
2,338		Sara Lee Corp.	41,803
720		Supervalu, Inc.	22,190
400		Whole Foods Market, Inc.	26,576
750		WM Wrigley Jr. Co.	48,000
			456,088

		Forest Products & Paper: 0.3%
300		International Paper Co.	10,371
300		Louisiana-Pacific Corp.	8,160
550		MeadWestvaco Corp.	15,021
100		Plum Creek Timber Co., Inc.	3,693
300		Temple-Inland, Inc.	13,365
950		Weyerhaeuser Co.	68,809
			119,419

		Gas: 0.2%
100		KeySpan Corp.	4,087
100		Nicor, Inc.	3,956
1,550		Sempra Energy	72,013
			80,056

		Hand/Machine Tools: 0.1%
390		Black & Decker Corp.	33,887
100		Snap-On, Inc.	3,812
300		Stanley Works	15,198
			52,897

		Healthcare — Products: 2.4%
100		Bausch & Lomb, Inc.	6,370
1,850		Baxter International, Inc.	71,799
800		Becton Dickinson & Co.	49,264
1,600	@	Boston Scientific Corp.	36,880
400		CR Bard, Inc.	27,124
930		Guidant Corp.	72,596
8,900		Johnson & Johnson	527,058
3,550		Medtronic, Inc.	180,163
1,100	@	St. Jude Medical, Inc.	45,100
850		Stryker Corp.	37,689
750	@	Zimmer Holdings, Inc.	50,700
			1,104,743

		Healthcare — Services: 1.6%
2,350		Aetna, Inc.	115,479
690	@	Coventry Health Care, Inc.	37,246
870	@	Humana, Inc.	45,806
400	@	Laboratory Corp. of America Holdings	23,392
450		Quest Diagnostics	23,085
5,520		UnitedHealth Group, Inc.	308,347
2,600	@	WellPoint, Inc.	201,318
			754,673

		Home Builders: 0.1%
400		Lennar Corp.	24,152
			24,152

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 8	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 78.8% (continued)

		Home Furnishings: 0.1%
200		Harman International Industries, Inc.	$22,226
100		Whirlpool Corp.	9,147
			31,373

		Household Products/Wares: 0.3%
100		Avery Dennison Corp.	5,848
100		Clorox Co.	5,985
450		Fortune Brands, Inc.	36,284
1,350		Kimberly-Clark Corp.	78,030
			126,147

		Housewares: 0.1%
950		Newell Rubbermaid, Inc.	23,931
			23,931

		Insurance: 3.1%
830	@@	ACE Ltd.	43,168
1,400		Aflac, Inc.	63,182
1,900		Allstate Corp.	99,009
350		AMBAC Financial Group, Inc.	27,860
1,600		American International Group, Inc.	105,744
1,300		AON Corp.	53,963
760		Chubb Corp.	72,534
500		Cigna Corp.	65,310
450		Cincinnati Financial Corp.	18,932
1,100		Genworth Financial, Inc.	36,773
950		Hartford Financial Services Group, Inc.	76,523
450		Jefferson-Pilot Corp.	25,173
650		Lincoln National Corp.	35,484
530		Loews Corp.	53,636
1,666		Marsh & McLennan Cos., Inc.	48,914
400		MBIA, Inc.	24,052
3,100		Metlife, Inc.	149,947
290		MGIC Investment Corp.	19,323
1,300		Principal Financial Group	63,440
600		Progressive Corp.	62,556
2,040		Prudential Financial, Inc.	154,652
650		Safeco Corp.	32,637
2,160		St. Paul Cos.	90,266
350		Torchmark Corp.	19,985
850		UnumProvident Corp.	17,408
			1,460,471

		Internet: 0.7%
1,600	@	Amazon.com, Inc.	58,416
3,450	@	eBay, Inc.	134,757
400	@	Monster Worldwide, Inc.	19,944
3,251	@	Symantec Corp.	54,714
750	@	VeriSign, Inc.	17,993
750	@	Yahoo!, Inc.	24,195
			310,019

		Iron/Steel: 0.2%
750		Nucor Corp.	78,593
400		United States Steel Corp.	24,272
			102,865

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 8	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 78.8% (continued)

		Leisure Time: 0.3%
300		Brunswick Corp.	$11,658
1,200		Carnival Corp.	56,844
1,100		Harley-Davidson, Inc.	57,068
300		Sabre Holdings Corp.	7,059
			132,629

		Lodging: 0.2%
950		Hilton Hotels Corp.	24,187
450		Marriott International, Inc.	30,870
550		Starwood Hotels & Resorts Worldwide, Inc.	37,252
			92,309

		Machinery — Construction & Mining: 0.3%
2,000		Caterpillar, Inc.	143,620
			143,620

		Machinery — Diversified: 0.2%
100		Cummins, Inc.	10,510
750		Deere & Co.	59,288
500		Rockwell Automation, Inc.	35,955
			105,753

		Media: 1.6%
1,600		Clear Channel Communications, Inc.	46,416
1,300	@	Comcast Corp.	34,008
300		EW Scripps Co.	13,413
200		Gannett Co., Inc.	11,984
1,860		McGraw-Hill Cos, Inc.	107,173
100		Meredith Corp.	5,579
450		New York Times Co.	11,390
7,200		News Corp., Inc.	119,592
2,750		Time Warner, Inc.	46,173
150		Tribune Co.	4,115
650	@	Univision Communications, Inc.	22,406
2,350		Viacom, Inc. - Class B	56,353
2,350	@	Viacom, Inc.	91,180
5,800		Walt Disney Co.	161,762
			731,544

		Mining: 0.5%
2,600		Alcoa, Inc.	79,456
950		Freeport-McMoRan Copper & Gold, Inc.	56,782
1,300		Newmont Mining Corp.	67,457
600		Phelps Dodge Corp.	48,318
			252,013

		Miscellaneous Manufacturing: 3.8%
2,250		3M Co.	170,303
300	@	Cooper Industries Ltd.	26,070
700		Danaher Corp.	44,485
550		Dover Corp.	26,708
900		Eastman Kodak Co.	25,596
400		Eaton Corp.	29,188
31,400		General Electric Co.	1,092,092
2,600		Honeywell International, Inc.	111,202
600		Illinois Tool Works, Inc.	57,786
1,300	@@	Ingersoll-Rand Co.	54,327
550		ITT Industries, Inc.	30,921
600		Leggett & Platt, Inc.	14,622
400		Parker Hannifin Corp.	32,244
400		Textron, Inc.	37,356
			1,752,900

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 8	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 78.8% (continued)

		Office/Business Equipment: 0.1%
650		Pitney Bowes, Inc.	$27,905
2,600	@	Xerox Corp.	39,520
			67,425

		Oil & Gas: 7.4%
200		Amerada Hess Corp.	28,480
550		Anadarko Petroleum Corp.	55,556
850		Apache Corp.	55,684
1,100		Burlington Resources, Inc.	101,101
6,477		ChevronTexaco Corp.	375,472
5,350		ConocoPhillips	337,853
1,200		Devon Energy Corp.	73,404
850		EOG Resources, Inc.	61,200
29,800		Exxon Mobil Corp.	1,813,628
500		Kerr-McGee Corp.	47,740
1,050		Marathon Oil Corp.	79,979
100		Murphy Oil Corp.	4,982
400	@, @@	Nabors Industries Ltd.	28,632
1,700		Occidental Petroleum Corp.	157,505
300	@	Rowan Cos., Inc.	13,188
650		Sunoco, Inc.	50,421
3,000		Valero Energy Corp.	179,340
200		XTO Energy, Inc.	8,714
			3,472,879

		Oil & Gas Services: 0.8%
950		Baker Hughes, Inc.	64,980
1,400		Halliburton Co.	102,228
1,750		Schlumberger Ltd.	221,498
			388,706

		Packaging & Containers: 0.1%
450		Ball Corp.	19,724
300		Sealed Air Corp.	17,361
			37,085

		Pharmaceuticals: 4.3%
4,850		Abbott Laboratories	205,980
500		Allergan, Inc.	54,250
1,110		AmerisourceBergen Corp.	53,580
300	@	Barr Pharmaceuticals, Inc.	18,894
1,670		Cardinal Health, Inc.	124,448
1,430	@	Caremark Rx, Inc.	70,327
650		Eli Lilly & Co.	35,945
650	@	Express Scripts, Inc.	57,135
950	@	Forest Laboratories, Inc.	42,399
1,400	@	Gilead Sciences, Inc.	87,108
750	@	Hospira, Inc.	29,595
1,200	@	King Pharmaceuticals, Inc.	20,700
850	@	Medco Health Solutions, Inc.	48,637
8,850		Merck & Co., Inc.	311,786
650		Mylan Laboratories	15,210
22,100		Pfizer, Inc.	550,732
4,650		Schering-Plough Corp.	88,304
300	@	Watson Pharmaceuticals, Inc.	8,622
4,200		Wyeth	203,784
			2,027,436

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 8	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 78.8% (continued)

		Pipelines: 0.1%
300		Kinder Morgan, Inc.	$27,597
1,200		Williams Cos., Inc.	25,668
			53,265

		Real Estate Investment Trust: 0.2%
300		Apartment Investment & Management Co.	14,070
100		Archstone-Smith Trust	4,877
200		Prologis	10,700
300		Public Storage, Inc.	24,369
550		Simon Property Group LP	46,277
			100,293

		Retail: 5.6%
550	@	Autonation, Inc.	11,853
200	@	Autozone, Inc.	19,938
850	@	Bed Bath & Beyond, Inc.	32,640
1,570		Best Buy Co., Inc.	87,810
450		Circuit City Stores, Inc.	11,016
1,900		Costco Wholesale Corp.	102,904
500		CVS Corp.	14,935
740		Darden Restaurants, Inc.	30,362
900		Dollar General Corp.	15,903
400		Family Dollar Stores, Inc.	10,640
1,030		Federated Department Stores	75,190
2,300		Gap, Inc.	42,964
10,890		Home Depot, Inc.	460,647
1,200		JC Penney Co., Inc.	72,492
1,050	@	Kohl’s Corp.	55,661
200		Limited Brands	4,892
3,200		Lowe’s Cos., Inc.	206,208
6,500		McDonald’s Corp.	223,340
850		Nordstrom, Inc.	33,303
1,250	@	Office Depot, Inc.	46,550
290	@	Sears Holding Corp.	38,350
3,450		Staples, Inc.	88,044
3,900	@	Starbucks Corp.	146,796
2,600		Target Corp.	135,226
450		Tiffany & Co.	16,893
1,600		TJX Cos., Inc.	39,712
7,500		Wal-Mart Stores, Inc.	354,300
3,950		Walgreen Co.	170,364
400		Wendy’s International, Inc.	24,824
1,100		Yum! Brands, Inc.	53,746
			2,627,503

		Savings & Loans: 0.4%
850		Golden West Financial Corp.	57,715
1,100		Sovereign Bancorp, Inc.	24,101
2,990		Washington Mutual, Inc.	127,434
			209,250

		Semiconductors: 2.4%
1,200	@	Advanced Micro Devices, Inc.	39,792
1,100	@	Altera Corp.	22,704
1,500		Analog Devices, Inc.	57,435
4,700		Applied Materials, Inc.	82,297
1,250	@	Broadcom Corp.	53,950
2,100	@	Freescale Semiconductor, Inc.	58,317

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 8	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 78.8% (continued)

18,120		Intel Corp.	$350,622
550		Kla-Tencor Corp.	26,598
900		Linear Technology Corp.	31,572
1,100	@	LSI Logic Corp.	12,716
950		Maxim Integrated Products	35,293
1,850	@	Micron Technology, Inc.	27,232
1,600		National Semiconductor Corp.	44,544
50	@	Novellus Systems, Inc.	1,200
650	@	Nvidia Corp.	37,219
750	@	QLogic Corp.	14,513
6,500		Texas Instruments, Inc.	211,055
			1,107,059

		Software: 4.2%
1,800	@	Adobe Systems, Inc.	62,856
1,210	@	Autodesk, Inc.	46,609
1,800		Automatic Data Processing, Inc.	82,224
1,180	@	BMC Software, Inc.	25,559
1,450		CA, Inc.	39,455
650	@	Citrix Systems, Inc.	24,635
2,050	@	Compuware Corp.	16,052
900	@	Electronic Arts, Inc.	49,248
2,250		First Data Corp.	105,345
550	@	Fiserv, Inc.	23,403
100		IMS Health, Inc.	2,577
950	@	Intuit, Inc.	50,531
45,200		Microsoft Corp.	1,229,851
2,050	@	Novell, Inc.	15,744
11,880	@	Oracle Corp.	162,637
240	@	Parametric Technology Corp.	3,919
			1,940,645

		Telecommunications: 5.0%
11,633		AT&T, Inc.	314,556
550	@	Avaya, Inc.	6,215
7,350		BellSouth Corp.	254,678
400		CenturyTel, Inc.	15,648
25,100	@	Cisco Systems, Inc.	543,917
1,100		Citizens Communications Co.	14,597
100	@	Comverse Technology, Inc.	2,353
4,350	@	Corning, Inc.	117,059
10,060		Motorola, Inc.	230,475
5,150		Qualcomm, Inc.	260,642
9,253		Sprint Corp. - FON Group	239,098
1,700	@	Tellabs, Inc.	27,030
8,700		Verizon Communications, Inc.	296,322
			2,322,590

		Textiles: 0.0%
450		Cintas Corp.	19,179
			19,179

		Toys/Games/Hobbies: 0.1%
950		Hasbro, Inc.	20,045
1,200		Mattel, Inc.	21,756
			41,801

		PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 8		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 78.8% (continued)

	Transportation: 1.3%
1,100	Burlington Northern Santa Fe Corp.		$91,663
850	CSX Corp.		50,830
200	FedEx Corp.		22,588
2,150	Norfolk Southern Corp.		116,251
800	Union Pacific Corp.		74,680
3,250	United Parcel Service, Inc.		257,985
			613,997

	Total Common Stock
	(Cost $34,864,021)		36,867,516

Principal Amount			Value

U.S. Government Agency Obligations: 16.2%

	Federal National Mortgage Association: 7.0%
$4,417,000	5.770%, due 05/15/12		$3,250,824
			3,250,824

	Other U.S. Government Agency Obligations: 9.2%
1,130,000	FICO STRIP, 5.830%, due 03/26/12		834,522
3,331,000	FICO STRIP, 5.770%, due 05/11/12		2,452,619
1,400,000	FICO STRIP, 5.810%, due 06/06/12		1,025,757
			4,312,898
	Total U.S. Government Agency Obligations
	(Cost $8,032,096)		7,563,722

U.S. TREASURY OBLIGATIONS: 4.5%

	U.S. Treasury STRIP: 4.5%
2,848,000	4.850%, due 08/15/12		2,097,817

	Total U.S. Treasury Obligations
	(Cost $2,108,630)		2,097,817

	Total Long-Term Investments:
	(Cost $45,004,747)		$46,529,055

SHORT-TERM INVESTMENTS: 0.5%

	Repurchase Agreement: 0.5%
250,000	Morgan Stanley Repurchase Agreement dated, 03/31/06, 4.800%, due 04/03/06, $250,100 to be received upon repurchase (Collateralized by $265,000 Federal National Mortgage Association, 5.150%, Market Value plus accrued interest $260,572, due 03/08/12)		250,000

	Total Short-Term Investments:
	(Cost $250,000)		$250,000

	Total Investments in Securities
	(Cost $45,254,747)*	100.0%	$46,779,055
	Other Assets and Liabilities—Net	0.0	(16,909)
	Net Assets	100.0%	$46,762,146

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 8	as of March 31, 2006 (Unaudited)(continued)

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities

*	Cost for federal income tax purposes is $45,562,762.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$2,391,660
	Gross Unrealized Depreciation	(1,175,367)
	Net Unrealized Appreciation	$1,216,293

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 9	as of March 31, 2006 (Unaudited)

Shares	Value

COMMON STOCK: 75.9%

		Advertising: 0.1%
1,250	@	Interpublic Group of Cos., Inc.	$11,950
460		Omnicom Group	38,295
			50,245

		Aerospace/Defense: 1.9%
3,200		Boeing Co.	249,376
1,320		General Dynamics Corp.	84,454
60		L-3 Communications Holdings, Inc.	5,147
1,430		Lockheed Martin Corp.	107,436
900		Northrop Grumman Corp.	61,461
1,260		Raytheon Co.	57,758
520		Rockwell Collins, Inc.	29,302
2,390		United Technologies Corp.	138,548
			733,482

		Agriculture: 1.3%
4,830		Altria Group, Inc.	342,254
2,500		Archer-Daniels-Midland Co.	84,125
710		Monsanto Co.	60,173
240		Reynolds America, Inc.	25,320
			511,872

		Airlines: 0.1%
1,700		Southwest Airlines Co.	30,583
			30,583

		Apparel: 0.4%
1,550	@	Coach, Inc.	53,599
260		Jones Apparel Group, Inc.	9,196
210		Liz Claiborne, Inc.	8,606
620		Nike, Inc.	52,762
420		VF Corp.	23,898
			148,061

		Auto Manufacturers: 0.2%
6,720		Ford Motor Co.	53,491
140	@	Navistar International Corp.	3,861
400		Paccar, Inc.	28,192
			85,544

		Auto Parts & Equipment: 0.1%
820	@	Goodyear Tire & Rubber Co.	11,874
120		Johnson Controls, Inc.	9,112
			20,986

		Banks: 4.6%
990		AmSouth Bancorp	26,780
11,047		Bank of America Corp.	503,080
1,920		Bank of New York	69,197
1,340		BB&T Corp.	52,528
490		Comerica, Inc.	28,405
280		Compass Bancshares, Inc.	14,171

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 9	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 75.9% (continued)

300		First Horizon National Corp.	$12,495
570		Huntington Bancshares, Inc.	13,754
1,280		Keycorp	47,104
140		M&T Bank Corp.	15,980
520		Marshall & Ilsley Corp.	22,662
1,170		Mellon Financial Corp.	41,652
1,300		National City Corp.	45,370
500		Northern Trust Corp.	26,250
690		PNC Financial Services Group, Inc.	46,444
1,100		Regions Financial Corp.	38,687
690		State Street Corp.	41,697
860		SunTrust Banks, Inc.	62,574
890		Synovus Financial Corp.	24,110
4,310		US BanCorp.	131,455
3,820		Wachovia Corp.	214,111
3,930		Wells Fargo & Co.	251,009
220		Zions Bancorporation	18,201
			1,747,716

		Beverages: 2.2%
1,930		Anheuser-Busch Cos., Inc.	82,546
220		Brown-Forman Corp.	16,933
7,960		Coca-Cola Co.	333,285
1,090		Coca-Cola Enterprises, Inc.	22,171
490	@	Constellation Brands, Inc.	12,275
490		Pepsi Bottling Group, Inc.	14,891
6,470		PepsiCo, Inc.	373,901
			856,002

		Biotechnology: 0.8%
2,900	@	Amgen, Inc.	210,975
780	@	Biogen Idec, Inc.	36,738
350	@	Chiron Corp.	16,034
610	@	Genzyme Corp.	41,004
110	@	Millipore Corp.	8,037
			312,788

		Building Materials: 0.2%
450		American Standard Cos, Inc.	19,287
1,180		Masco Corp.	38,338
280		Vulcan Materials Co.	24,262
			81,887

		Chemicals: 1.1%
620		Air Products & Chemicals, Inc.	41,658
2,340		Dow Chemical Co.	95,004
200		Eastman Chemical Co.	10,236
500		Ecolab, Inc.	19,100
2,200		EI Du Pont de Nemours & Co.	92,862
100		Engelhard Corp.	3,961
220		International Flavors & Fragrances, Inc.	7,550
500		PPG Industries, Inc.	31,675
1,000		Praxair, Inc.	55,150
530		Rohm & Haas Co.	25,901
280		Sherwin-Williams Co.	13,843
170		Sigma-Aldrich Corp.	11,184
79	@	Tronox, Inc.	1,336
			409,460

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 9	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 75.9% (continued)

		Commercial Services: 0.7%
300	@	Apollo Group, Inc.	$15,753
500		Cendant Corp.	8,675
590		Equifax, Inc.	21,972
1,060		H&R Block, Inc.	22,949
1,240		McKesson Corp.	64,641
620		Moody’s Corp.	44,305
870		Paychex, Inc.	36,244
450		Robert Half International, Inc.	17,375
520		RR Donnelley & Sons Co.	17,014
			248,928

		Computers: 3.4%
350	@	Affiliated Computer Services, Inc.	20,881
1,950	@	Apple Computer, Inc.	122,304
460	@	Computer Sciences Corp.	25,553
5,640	@	Dell, Inc.	167,846
1,280		Electronic Data Systems Corp.	34,342
5,710	@	EMC Corp.	77,827
11,360		Hewlett-Packard Co.	373,744
4,960		International Business Machines Corp.	409,051
80	@	Lexmark International, Inc.	3,630
510	@	NCR Corp.	21,313
1,010	@	Network Appliance, Inc.	36,390
1,060	@	Unisys Corp.	7,303
			1,300,184

		Cosmetics/Personal Care: 2.1%
200		Alberto-Culver Co.	8,846
1,240		Colgate-Palmolive Co.	70,804
300		Estee Lauder Cos., Inc.	11,157
12,614		Procter & Gamble Co.	726,819
			817,626

		Distribution/Wholesale: 0.1%
510		Genuine Parts Co.	22,353
190		WW Grainger, Inc.	14,317
			36,670

		Diversified Financial Services: 6.4%
2,930		American Express Co.	153,972
666		Ameriprise Financial, Inc.	30,010
300		Bear Stearns Cos, Inc.	41,610
700		Capital One Financial Corp.	56,364
2,450		Charles Schwab Corp.	42,165
650		CIT Group, Inc.	34,788
11,870		Citigroup, Inc.	560,620
1,460		Countrywide Financial Corp.	53,582
1,130	@	E*Trade Financial Corp.	30,487
2,270		Fannie Mae	116,678
210		Federated Investors, Inc.	8,201
390		Franklin Resources, Inc.	36,754
1,600		Freddie Mac	97,600
1,450		Goldman Sachs Group, Inc.	227,592
500		Janus Capital Group, Inc.	11,585
8,250		JPMorgan Chase & Co.	343,530
1,050		Lehman Brothers Holdings, Inc.	151,757
2,210		Merrill Lynch & Co., Inc.	174,060
3,450		Morgan Stanley	216,729
940		SLM Corp.	48,824
280		T. Rowe Price Group, Inc.	21,899
			2,458,807

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 9	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 75.9% (continued)

		Electric: 1.8%
2,080	@	AES Corp.	$35,485
400	@	Allegheny Energy, Inc.	13,540
1,460		American Electric Power Co., Inc.	49,669
1,030		CenterPoint Energy Resources Corp.	12,288
500		Cinergy Corp.	22,705
860	@	CMS Energy Corp.	11,137
560		Consolidated Edison, Inc.	24,360
490		Constellation Energy Group, Inc.	26,808
190		Dominion Resources, Inc.	13,116
490		DTE Energy Co.	19,644
2,420		Duke Energy Corp.	70,543
790		Edison International	32,532
300		Exelon Corp.	15,870
1,230		FirstEnergy Corp.	60,147
1,080		FPL Group, Inc.	43,351
920		Pacific Gas & Electric Co.	35,788
260		Pinnacle West Capital Corp.	10,166
850		PPL Corp.	24,990
700		Progress Energy, Inc.	30,786
640		Public Service Enterprise Group, Inc.	40,986
820		TECO Energy, Inc.	13,218
1,940		TXU Corp.	86,834
200		Xcel Energy, Inc.	3,630
			697,593

		Electrical Components & Equipment: 0.3%
1,340		Emerson Electric Co.	112,064
300		Molex, Inc.	9,960
			122,024

		Electronics: 0.4%
1,620	@	Agilent Technologies, Inc.	60,831
490		Applera Corp. - Applied Biosystems Group	13,299
460	@	Jabil Circuit, Inc.	19,716
340		PerkinElmer, Inc.	7,980
1,380	@	Sanmina-SCI Corp.	5,658
4,250	@	Solectron Corp.	17,000
410	@	Thermo Electron Corp.	15,207
260	@	Waters Corp.	11,219
			150,910

		Engineering & Construction: 0.1%
400		Fluor Corp.	34,320
			34,320

		Entertainment: 0.1%
900		International Game Technology	31,698
			31,698

		Environmental Control: 0.1%
1,520		Waste Management, Inc.	53,656
			53,656

		Food: 1.0%
800		Albertson’s, Inc.	20,536
480		Campbell Soup Co.	15,552
1,300		ConAgra Foods, Inc.	27,898

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 9	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 75.9% (continued)

1,380		General Mills, Inc.	$69,938
730		HJ Heinz Co.	27,682
630		Kellogg Co.	27,745
1,780	@	Kroger Co.	36,241
350		McCormick & Co., Inc.	11,851
1,300		Safeway, Inc.	32,656
1,980		Sara Lee Corp.	35,402
620		Supervalu, Inc.	19,108
300		Whole Foods Market, Inc.	19,932
530		WM Wrigley Jr. Co.	33,920
			378,461

		Forest Products & Paper: 0.3%
200		International Paper Co.	6,914
130		Louisiana-Pacific Corp.	3,536
560		MeadWestvaco Corp.	15,294
110		Plum Creek Timber Co., Inc.	4,062
390		Temple-Inland, Inc.	17,375
660		Weyerhaeuser Co.	47,804
			94,985

		Gas: 0.2%
100		KeySpan Corp.	4,087
120		Nicor, Inc.	4,747
1,130		Sempra Energy	52,500
			61,334

		Hand/Machine Tools: 0.1%
210		Black & Decker Corp.	18,247
190		Stanley Works	9,625
			27,872

		Healthcare — Products: 2.3%
120		Bausch & Lomb, Inc.	7,644
1,640		Baxter International, Inc.	63,648
670		Becton Dickinson & Co.	41,259
1,370	@	Boston Scientific Corp.	31,579
250		CR Bard, Inc.	16,953
730		Guidant Corp.	56,984
7,010		Johnson & Johnson	415,132
2,860		Medtronic, Inc.	145,145
1,010	@	St. Jude Medical, Inc.	41,410
700		Stryker Corp.	31,038
600	@	Zimmer Holdings, Inc.	40,560
			891,352

		Healthcare — Services: 1.6%
1,860		Aetna, Inc.	91,400
655	@	Coventry Health Care, Inc.	35,357
630	@	Humana, Inc.	33,170
350	@	Laboratory Corp. of America Holdings	20,468
90		Manor Care, Inc.	3,992
400		Quest Diagnostics	20,520
4,330		UnitedHealth Group, Inc.	241,874
2,050	@	WellPoint, Inc.	158,732
			605,513

		Home Builders: 0.1%
300		Lennar Corp.	18,114
			18,114

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 9	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 75.9% (continued)

		Home Furnishings: 0.1%
200		Harman International Industries, Inc.	$22,226
180		Whirlpool Corp.	16,465
			38,691

		Household Products/Wares: 0.3%
100		Avery Dennison Corp.	5,848
120		Clorox Co.	7,182
380		Fortune Brands, Inc.	30,639
1,080		Kimberly-Clark Corp.	62,424
			106,093

		Housewares: 0.1%
770		Newell Rubbermaid, Inc.	19,396
			19,396

		Insurance: 3.0%
760	@@	ACE Ltd.	39,528
1,320		Aflac, Inc.	59,572
1,590		Allstate Corp.	82,855
120		AMBAC Financial Group, Inc.	9,552
1,260		American International Group, Inc.	83,273
920		AON Corp.	38,189
720		Chubb Corp.	68,717
350		Cigna Corp.	45,717
420		Cincinnati Financial Corp.	17,669
900		Genworth Financial, Inc.	30,087
670		Hartford Financial Services Group, Inc.	53,969
300		Jefferson-Pilot Corp.	16,782
580		Lincoln National Corp.	31,662
420		Loews Corp.	42,504
1,341		Marsh & McLennan Cos., Inc.	39,372
350		MBIA, Inc.	21,046
2,390		Metlife, Inc.	115,604
230		MGIC Investment Corp.	15,325
1,010		Principal Financial Group	49,288
480		Progressive Corp.	50,045
1,630		Prudential Financial, Inc.	123,570
480		Safeco Corp.	24,101
1,610		St. Paul Cos.	67,282
230		Torchmark Corp.	13,133
970		UnumProvident Corp.	19,866
			1,158,708

		Internet: 0.6%
1,200	@	Amazon.com, Inc.	43,812
2,670	@	eBay, Inc.	104,290
250	@	Monster Worldwide, Inc.	12,465
2,570	@	Symantec Corp.	43,253
100	@	VeriSign, Inc.	2,399
710	@	Yahoo!, Inc.	22,905
			229,124

		Iron/Steel: 0.2%
630		Nucor Corp.	66,018
240		United States Steel Corp.	14,563
			80,581

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 9	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 75.9% (continued)

		Leisure Time: 0.3%
240		Brunswick Corp.	$9,326
980		Carnival Corp.	46,423
890		Harley-Davidson, Inc.	46,173
			101,922

		Lodging: 0.2%
710		Hilton Hotels Corp.	18,077
490		Marriott International, Inc.	33,614
630		Starwood Hotels & Resorts Worldwide, Inc.	42,670
			94,361

		Machinery — Construction & Mining: 0.3%
1,600		Caterpillar, Inc.	114,896
			114,896

		Machinery — Diversified: 0.2%
140		Cummins, Inc.	14,714
600		Deere & Co.	47,430
440		Rockwell Automation, Inc.	31,640
			93,784

		Media: 1.5%
1,460		Clear Channel Communications, Inc.	42,355
980	@	Comcast Corp.	25,637
200		EW Scripps Co.	8,942
60		Gannett Co., Inc.	3,595
1,220		McGraw-Hill Cos, Inc.	70,296
100		Meredith Corp.	5,579
450		New York Times Co.	11,390
6,200		News Corp., Inc.	102,982
2,090		Time Warner, Inc.	35,091
150		Tribune Co.	4,115
600	@	Univision Communications, Inc.	20,682
1,880		Viacom, Inc. - Class B	45,082
1,880	@	Viacom, Inc.	72,944
4,570		Walt Disney Co.	127,457
			576,147

		Mining: 0.5%
2,100		Alcoa, Inc.	64,176
740		Freeport-McMoRan Copper & Gold, Inc.	44,230
1,050		Newmont Mining Corp.	54,485
520		Phelps Dodge Corp.	41,876
			204,767

		Miscellaneous Manufacturing: 3.7%
1,840		3M Co.	139,270
200	@	Cooper Industries Ltd.	17,380
520		Danaher Corp.	33,046
500		Dover Corp.	24,280
700		Eastman Kodak Co.	19,908
390		Eaton Corp.	28,458
24,910		General Electric Co.	866,370
2,200		Honeywell International, Inc.	94,094
560		Illinois Tool Works, Inc.	53,934
780	@@	Ingersoll-Rand Co.	32,596
420		ITT Industries, Inc.	23,612
400		Leggett & Platt, Inc.	9,748
380		Parker Hannifin Corp.	30,632
370		Textron, Inc.	34,554
			1,407,882

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 9	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 75.9% (continued)

		Office/Business Equipment: 0.2%
570		Pitney Bowes, Inc.	$24,470
2,600	@	Xerox Corp.	39,520
			63,990

		Oil & Gas: 7.1%
140		Amerada Hess Corp.	19,936
540		Anadarko Petroleum Corp.	54,545
710		Apache Corp.	46,512
900		Burlington Resources, Inc.	82,719
5,030		ChevronTexaco Corp.	291,589
4,160		ConocoPhillips	262,704
970		Devon Energy Corp.	59,335
650		EOG Resources, Inc.	46,800
23,230		Exxon Mobil Corp.	1,413,767
390		Kerr-McGee Corp.	37,237
720		Marathon Oil Corp.	54,842
80		Murphy Oil Corp.	3,986
390	@, @@	Nabors Industries Ltd.	27,916
1,310		Occidental Petroleum Corp.	121,372
180	@	Rowan Cos., Inc.	7,913
550		Sunoco, Inc.	42,664
2,180		Valero Energy Corp.	130,320
200		XTO Energy, Inc.	8,714
			2,712,871

		Oil & Gas Services: 0.8%
700		Baker Hughes, Inc.	47,880
1,140		Halliburton Co.	83,243
1,400		Schlumberger Ltd.	177,198
			308,321

		Packaging & Containers: 0.1%
280		Ball Corp.	12,272
210		Sealed Air Corp.	12,153
			24,425

		Pharmaceuticals: 4.2%
3,690		Abbott Laboratories	156,714
370		Allergan, Inc.	40,145
800		AmerisourceBergen Corp.	38,616
300	@	Barr Pharmaceuticals, Inc.	18,894
1,400		Cardinal Health, Inc.	104,328
1,110	@	Caremark Rx, Inc.	54,590
500		Eli Lilly & Co.	27,650
610	@	Express Scripts, Inc.	53,619
960	@	Forest Laboratories, Inc.	42,845
1,210	@	Gilead Sciences, Inc.	75,286
720	@	Hospira, Inc.	28,411
1,020	@	King Pharmaceuticals, Inc.	17,595
720	@	Medco Health Solutions, Inc.	41,198
6,980		Merck & Co., Inc.	245,905
240		Mylan Laboratories	5,616
17,240		Pfizer, Inc.	429,621
3,850		Schering-Plough Corp.	73,112
250	@	Watson Pharmaceuticals, Inc.	7,185
3,190		Wyeth	154,779
			1,616,109

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 9	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 75.9% (continued)

		Pipelines: 0.1%
290		Kinder Morgan, Inc.	$26,677
1,250		Williams Cos., Inc.	26,738
			53,415

		Real Estate Investment Trust: 0.2%
210		Apartment Investment & Management Co.	9,849
70		Archstone-Smith Trust	3,414
170		Prologis	9,095
210		Public Storage, Inc.	17,058
390		Simon Property Group LP	32,815
			72,231

		Retail: 5.2%
250	@	Autonation, Inc.	5,388
80	@	Autozone, Inc.	7,975
710	@	Bed Bath & Beyond, Inc.	27,264
1,270		Best Buy Co., Inc.	71,031
480		Circuit City Stores, Inc.	11,750
1,470		Costco Wholesale Corp.	79,615
400		CVS Corp.	11,948
530		Darden Restaurants, Inc.	21,746
970		Dollar General Corp.	17,140
190		Family Dollar Stores, Inc.	5,054
750		Federated Department Stores	54,750
1,400		Gap, Inc.	26,152
8,520		Home Depot, Inc.	360,396
750		JC Penney Co., Inc.	45,308
860	@	Kohl’s Corp.	45,589
150		Limited Brands	3,669
2,480		Lowe’s Cos., Inc.	159,811
3,970		McDonald’s Corp.	136,409
530		Nordstrom, Inc.	20,765
980	@	Office Depot, Inc.	36,495
250	@	Sears Holding Corp.	33,060
2,910		Staples, Inc.	74,263
2,440	@	Starbucks Corp.	91,842
1,980		Target Corp.	102,980
420		Tiffany & Co.	15,767
1,360		TJX Cos., Inc.	33,755
5,740		Wal-Mart Stores, Inc.	271,158
3,140		Walgreen Co.	135,428
340		Wendy’s International, Inc.	21,100
850		Yum! Brands, Inc.	41,531
			1,969,139

		Savings & Loans: 0.4%
680		Golden West Financial Corp.	46,172
900		Sovereign Bancorp, Inc.	19,719
2,336		Washington Mutual, Inc.	99,560
			165,451

		Semiconductors: 2.3%
1,000	@	Advanced Micro Devices, Inc.	33,160
920	@	Altera Corp.	18,989
1,030		Analog Devices, Inc.	39,439
4,080		Applied Materials, Inc.	71,441
1,005	@	Broadcom Corp.	43,376
950	@	Freescale Semiconductor, Inc.	26,382

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 9	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 75.9% (continued)

14,200		Intel Corp.	$274,770
490		Kla-Tencor Corp.	23,696
880		Linear Technology Corp.	30,870
1,170	@	LSI Logic Corp.	13,525
940		Maxim Integrated Products	34,921
1,500	@	Micron Technology, Inc.	22,080
1,120		National Semiconductor Corp.	31,181
420	@	Nvidia Corp.	24,049
380	@	QLogic Corp.	7,353
5,120		Texas Instruments, Inc.	166,246
			861,478

		Software: 4.0%
1,360	@	Adobe Systems, Inc.	47,491
710	@	Autodesk, Inc.	27,349
1,400		Automatic Data Processing, Inc.	63,952
960	@	BMC Software, Inc.	20,794
1,090		CA, Inc.	29,659
590	@	Citrix Systems, Inc.	22,361
1,680	@	Compuware Corp.	13,154
730	@	Electronic Arts, Inc.	39,946
1,790		First Data Corp.	83,808
480	@	Fiserv, Inc.	20,424
60		IMS Health, Inc.	1,546
550	@	Intuit, Inc.	29,255
35,540		Microsoft Corp.	967,043
1,800	@	Novell, Inc.	13,824
8,820	@	Oracle Corp.	120,746
460	@	Parametric Technology Corp.	7,512
			1,508,864

		Telecommunications: 4.8%
9,100		AT&T, Inc.	246,064
680	@	Avaya, Inc.	7,684
5,790		BellSouth Corp.	200,624
420		CenturyTel, Inc.	16,430
19,800	@	Cisco Systems, Inc.	429,066
800		Citizens Communications Co.	10,616
100	@	Comverse Technology, Inc.	2,353
3,770	@	Corning, Inc.	101,451
7,920		Motorola, Inc.	181,447
3,900		Qualcomm, Inc.	197,379
7,190		Sprint Corp. - FON Group	185,790
1,300	@	Tellabs, Inc.	20,670
6,940		Verizon Communications, Inc.	236,376
			1,835,950

		Textiles: 0.0%
380		Cintas Corp.	16,196
			16,196

		Toys/Games/Hobbies: 0.1%
750		Hasbro, Inc.	15,825
920		Mattel, Inc.	16,680
			32,505

		Transportation: 1.3%
820		Burlington Northern Santa Fe Corp.	68,331
660		CSX Corp.	39,468
120		FedEx Corp.	13,553

		PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 9		as of March 31, 2006 (Unaudited)(continued)

Shares				Value

COMMON STOCK: 75.9% (continued)

1,630		Norfolk Southern Corp.		$88,134
610		Union Pacific Corp.		56,944
2,640		United Parcel Service, Inc.		209,563
				475,993

		Total Common Stock
		(Cost $27,771,926)		28,961,963

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 20.5%

		Federal National Mortgage Association: 20.5%
$11,000,000		6.040%, due 11/15/12		$7,823,156

		Total U.S. Government Agency Obligations
		(Cost $8,286,830)		7,823,156

U.S. TREASURY OBLIGATIONS: 2.5%

		U.S. Treasury STRIP: 2.5%
1,300,000		4.850%, due 08/15/12		957,571

		Total U.S. Treasury Obligations
		(Cost $959,367)		957,571

		Total Long-Term Investments:
		(Cost $37,018,123)		$37,742,690

SHORT-TERM INVESTMENTS: 1.1%

		Repurchase Agreement: 1.1%
407,000		Morgan Stanley Repurchase Agreement dated, 03/31/06, 4.800%, due 04/03/06, $407,163 to be received upon repurchase (Collateralized by $425,000 Federal National Mortgage Association, 5.150%, Market Value plus accrued interest $417,898, due 03/08/12)		407,000

		Total Short-Term Investments:
		(Cost $407,000)		$407,000

		Total Investments in Securities
		(Cost $37,425,123)*	100.0%	$38,149,690
		Other Assets and Liabilities—Net	0.0	(5,243)
		Net Assets	100.0%	$38,144,447

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is $37,731,467.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,434,223
		Gross Unrealized Depreciation		(1,016,000)
		Net Unrealized Appreciation		$418,223

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 10	as of March 31, 2006 (Unaudited)

Shares	Value

COMMON STOCK: 73.2%

		Advertising: 0.1%
900	@	Interpublic Group of Cos., Inc.	$8,604
450		Omnicom Group	37,463
			46,067

		Aerospace/Defense: 1.9%
2,800		Boeing Co.	218,204
1,120		General Dynamics Corp.	71,658
20		L-3 Communications Holdings, Inc.	1,716
1,240		Lockheed Martin Corp.	93,161
680		Northrop Grumman Corp.	46,437
1,670		Raytheon Co.	76,553
360		Rockwell Collins, Inc.	20,286
2,030		United Technologies Corp.	117,679
			645,694

		Agriculture: 1.3%
4,170		Altria Group, Inc.	295,486
2,150		Archer-Daniels-Midland Co.	72,348
570		Monsanto Co.	48,308
230		Reynolds America, Inc.	24,265
			440,407

		Airlines: 0.1%
1,400		Southwest Airlines Co.	25,186
			25,186

		Apparel: 0.4%
1,450	@	Coach, Inc.	50,141
220		Jones Apparel Group, Inc.	7,781
220		Liz Claiborne, Inc.	9,016
560		Nike, Inc.	47,656
220		VF Corp.	12,518
			127,112

		Auto Manufacturers: 0.2%
5,110		Ford Motor Co.	40,676
300		Paccar, Inc.	21,144
			61,820

		Auto Parts & Equipment: 0.0%
670	@	Goodyear Tire & Rubber Co.	9,702
50		Johnson Controls, Inc.	3,797
			13,499

		Banks: 4.4%
780		AmSouth Bancorp	21,099
9,502		Bank of America Corp.	432,721
1,670		Bank of New York	60,187
1,160		BB&T Corp.	45,472
450		Comerica, Inc.	26,087
220		Compass Bancshares, Inc.	11,134
220		First Horizon National Corp.	9,163

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 10	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 73.2% (continued)

560		Huntington Bancshares, Inc.	$13,513
1,090		Keycorp	40,112
120		M&T Bank Corp.	13,697
450		Marshall & Ilsley Corp.	19,611
890		Mellon Financial Corp.	31,684
1,230		National City Corp.	42,927
450		Northern Trust Corp.	23,625
590		PNC Financial Services Group, Inc.	39,713
1,000		Regions Financial Corp.	35,170
570		State Street Corp.	34,445
780		SunTrust Banks, Inc.	56,753
670		Synovus Financial Corp.	18,150
3,710		US BanCorp.	113,155
3,150		Wachovia Corp.	176,558
3,380		Wells Fargo & Co.	215,881
220		Zions Bancorporation	18,201
			1,499,058

		Beverages: 2.1%
1,570		Anheuser-Busch Cos., Inc.	67,149
220		Brown-Forman Corp.	16,933
6,780		Coca-Cola Co.	283,879
670		Coca-Cola Enterprises, Inc.	13,628
400	@	Constellation Brands, Inc.	10,020
450		Pepsi Bottling Group, Inc.	13,676
5,540		PepsiCo, Inc.	320,157
			725,442

		Biotechnology: 0.8%
2,470	@	Amgen, Inc.	179,693
710	@	Biogen Idec, Inc.	33,441
220	@	Chiron Corp.	10,078
560	@	Genzyme Corp.	37,643
110	@	Millipore Corp.	8,037
			268,892

		Building Materials: 0.2%
560		American Standard Cos, Inc.	24,002
890		Masco Corp.	28,916
220		Vulcan Materials Co.	19,063
			71,981

		Chemicals: 1.0%
560		Air Products & Chemicals, Inc.	37,626
2,030		Dow Chemical Co.	82,418
20		Eastman Chemical Co.	1,024
450		Ecolab, Inc.	17,190
1,900		EI Du Pont de Nemours & Co.	80,199
220		Engelhard Corp.	8,714
220		International Flavors & Fragrances, Inc.	7,550
370		PPG Industries, Inc.	23,440
680		Praxair, Inc.	37,502
530		Rohm & Haas Co.	25,901
220		Sherwin-Williams Co.	10,877
110		Sigma-Aldrich Corp.	7,237
65	@	Tronox, Inc.	1,096
			340,774

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 10	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 73.2% (continued)

		Commercial Services: 0.7%
310	@	Apollo Group, Inc.	$16,278
430		Cendant Corp.	7,461
330	@	Convergys Corp.	6,009
450		Equifax, Inc.	16,758
1,000		H&R Block, Inc.	21,650
1,010		McKesson Corp.	52,651
560		Moody’s Corp.	40,018
780		Paychex, Inc.	32,495
330		Robert Half International, Inc.	12,741
450		RR Donnelley & Sons Co.	14,724
			220,785

		Computers: 3.3%
220	@	Affiliated Computer Services, Inc.	13,125
1,720	@	Apple Computer, Inc.	107,878
410	@	Computer Sciences Corp.	22,776
4,810	@	Dell, Inc.	143,146
1,020		Electronic Data Systems Corp.	27,367
4,930	@	EMC Corp.	67,196
9,780		Hewlett-Packard Co.	321,762
4,250		International Business Machines Corp.	350,498
450	@	NCR Corp.	18,806
780	@	Network Appliance, Inc.	28,103
780	@	Unisys Corp.	5,374
			1,106,031

		Cosmetics/Personal Care: 2.1%
110		Alberto-Culver Co.	4,865
1,060		Colgate-Palmolive Co.	60,526
200		Estee Lauder Cos., Inc.	7,438
10,860		Procter & Gamble Co.	625,753
			698,582

		Distribution/Wholesale: 0.1%
560		Genuine Parts Co.	24,545
110		WW Grainger, Inc.	8,289
			32,834

		Diversified Financial Services: 6.2%
2,470		American Express Co.	129,799
560		Ameriprise Financial, Inc.	25,234
220		Bear Stearns Cos, Inc.	30,514
570		Capital One Financial Corp.	45,896
2,230		Charles Schwab Corp.	38,378
450		CIT Group, Inc.	24,084
10,350		Citigroup, Inc.	488,831
1,220		Countrywide Financial Corp.	44,774
890	@	E*Trade Financial Corp.	24,012
1,920		Fannie Mae	98,688
220		Federated Investors, Inc.	8,591
330		Franklin Resources, Inc.	31,099
1,400		Freddie Mac	85,400
1,170		Goldman Sachs Group, Inc.	183,643
450		Janus Capital Group, Inc.	10,427
7,080		JPMorgan Chase & Co.	294,811
900		Lehman Brothers Holdings, Inc.	130,077
1,870		Merrill Lynch & Co., Inc.	147,281
2,990		Morgan Stanley	187,832
790		SLM Corp.	41,033
330		T. Rowe Price Group, Inc.	25,809
			2,096,213

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 10	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 73.2% (continued)

		Electric: 1.7%
1,450	@	AES Corp.	$24,737
330	@	Allegheny Energy, Inc.	11,171
1,290		American Electric Power Co., Inc.	43,886
670		CenterPoint Energy Resources Corp.	7,993
450		Cinergy Corp.	20,435
450	@	CMS Energy Corp.	5,828
560		Consolidated Edison, Inc.	24,360
360		Constellation Energy Group, Inc.	19,696
180		Dominion Resources, Inc.	12,425
450		DTE Energy Co.	18,041
2,120		Duke Energy Corp.	61,798
700		Edison International	28,826
300		Exelon Corp.	15,870
980		FirstEnergy Corp.	47,922
890		FPL Group, Inc.	35,725
780		Pacific Gas & Electric Co.	30,342
220		Pinnacle West Capital Corp.	8,602
890		PPL Corp.	26,166
560		Progress Energy, Inc.	24,629
560		Public Service Enterprise Group, Inc.	35,862
450		TECO Energy, Inc.	7,254
1,680		TXU Corp.	75,197
190		Xcel Energy, Inc.	3,449
			590,214

		Electrical Components & Equipment: 0.3%
1,130		Emerson Electric Co.	94,502
300		Molex, Inc.	9,960
			104,462

		Electronics: 0.3%
1,150	@	Agilent Technologies, Inc.	43,183
450		Applera Corp. - Applied Biosystems Group	12,213
330	@	Jabil Circuit, Inc.	14,144
330		PerkinElmer, Inc.	7,745
1,110	@	Sanmina-SCI Corp.	4,551
2,670	@	Solectron Corp.	10,680
330	@	Thermo Electron Corp.	12,240
220	@	Waters Corp.	9,493
			114,249

		Engineering & Construction: 0.1%
320		Fluor Corp.	27,456
			27,456

		Entertainment: 0.1%
780		International Game Technology	27,472
			27,472

		Environmental Control: 0.1%
1,230		Waste Management, Inc.	43,419
			43,419

		Food: 1.0%
700		Albertson’s, Inc.	17,969
450		Campbell Soup Co.	14,580
1,110		ConAgra Foods, Inc.	23,821
1,210		General Mills, Inc.	61,323

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 10	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 73.2% (continued)

780		HJ Heinz Co.	$29,578
560		Kellogg Co.	24,662
1,560	@	Kroger Co.	31,762
330		McCormick & Co., Inc.	11,174
1,000		Safeway, Inc.	25,120
1,670		Sara Lee Corp.	29,860
560		Supervalu, Inc.	17,259
300		Whole Foods Market, Inc.	19,932
450		WM Wrigley Jr. Co.	28,800
			335,840

		Forest Products & Paper: 0.2%
220		International Paper Co.	7,605
330		Louisiana-Pacific Corp.	8,976
450		MeadWestvaco Corp.	12,290
50		Plum Creek Timber Co., Inc.	1,847
220		Temple-Inland, Inc.	9,801
560		Weyerhaeuser Co.	40,561
			81,080

		Gas: 0.2%
100		KeySpan Corp.	4,087
110		Nicor, Inc.	4,352
990		Sempra Energy	45,995
			54,434

		Hand/Machine Tools: 0.1%
220		Black & Decker Corp.	19,116
110		Snap-On, Inc.	4,193
110		Stanley Works	5,573
			28,882

		Healthcare — Products: 2.2%
110		Bausch & Lomb, Inc.	7,007
1,340		Baxter International, Inc.	52,005
560		Becton Dickinson & Co.	34,485
1,340	@	Boston Scientific Corp.	30,887
220		CR Bard, Inc.	14,918
670		Guidant Corp.	52,300
5,960		Johnson & Johnson	352,951
2,470		Medtronic, Inc.	125,353
680	@	St. Jude Medical, Inc.	27,880
570		Stryker Corp.	25,274
500	@	Zimmer Holdings, Inc.	33,800
			756,860

		Healthcare — Services: 1.6%
1,520		Aetna, Inc.	74,693
560	@	Coventry Health Care, Inc.	30,229
560	@	Humana, Inc.	29,484
310	@	Laboratory Corp. of America Holdings	18,129
220		Manor Care, Inc.	9,757
310		Quest Diagnostics	15,903
3,680		UnitedHealth Group, Inc.	205,565
1,830	@	WellPoint, Inc.	141,697
			525,457

		Home Builders: 0.1%
300		Lennar Corp.	18,114
			18,114

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 10	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 73.2% (continued)

		Home Furnishings: 0.1%
100		Harman International Industries, Inc.	$11,113
110		Whirlpool Corp.	10,062
			21,175

		Household Products/Wares: 0.2%
30		Clorox Co.	1,796
330		Fortune Brands, Inc.	26,608
900		Kimberly-Clark Corp.	52,020
			80,424

		Housewares: 0.0%
560		Newell Rubbermaid, Inc.	14,106
			14,106

		Insurance: 2.9%
570	@@	ACE Ltd.	29,646
1,010		Aflac, Inc.	45,581
1,350		Allstate Corp.	70,349
220		AMBAC Financial Group, Inc.	17,512
1,080		American International Group, Inc.	71,377
670		AON Corp.	27,812
680		Chubb Corp.	64,899
330		Cigna Corp.	43,105
330		Cincinnati Financial Corp.	13,883
780		Genworth Financial, Inc.	26,075
570		Hartford Financial Services Group, Inc.	45,914
230		Jefferson-Pilot Corp.	12,866
570		Lincoln National Corp.	31,116
230		Loews Corp.	23,276
1,110		Marsh & McLennan Cos., Inc.	32,590
330		MBIA, Inc.	19,843
2,080		Metlife, Inc.	100,610
220		MGIC Investment Corp.	14,659
680		Principal Financial Group	33,184
350		Progressive Corp.	36,491
1,390		Prudential Financial, Inc.	105,376
330		Safeco Corp.	16,569
1,350		St. Paul Cos.	56,417
220		Torchmark Corp.	12,562
670		UnumProvident Corp.	13,722
			965,434

		Internet: 0.6%
1,090	@	Amazon.com, Inc.	39,796
2,250	@	eBay, Inc.	87,885
220	@	Monster Worldwide, Inc.	10,969
2,340	@	Symantec Corp.	39,382
500	@	VeriSign, Inc.	11,995
560	@	Yahoo!, Inc.	18,066
			208,093

		Iron/Steel: 0.2%
560		Nucor Corp.	58,682
220		United States Steel Corp.	13,350
			72,032

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 10	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 73.2% (continued)

		Leisure Time: 0.2%
220		Brunswick Corp.	$8,549
790		Carnival Corp.	37,422
560		Harley-Davidson, Inc.	29,053
			75,024

		Lodging: 0.2%
670		Hilton Hotels Corp.	17,058
330		Marriott International, Inc.	22,638
450		Starwood Hotels & Resorts Worldwide, Inc.	30,479
			70,175

		Machinery — Construction & Mining: 0.3%
1,400		Caterpillar, Inc.	100,534
			100,534

		Machinery — Diversified: 0.3%
110		Cummins, Inc.	11,561
500		Deere & Co.	39,525
450		Rockwell Automation, Inc.	32,360
			83,446

		Media: 1.5%
1,230		Clear Channel Communications, Inc.	35,682
890	@	Comcast Corp.	23,282
200		EW Scripps Co.	8,942
110		Gannett Co., Inc.	6,591
1,040		McGraw-Hill Cos, Inc.	59,925
110		Meredith Corp.	6,137
330		New York Times Co.	8,352
4,950		News Corp., Inc.	82,220
1,850		Time Warner, Inc.	31,062
100		Tribune Co.	2,743
560	@	Univision Communications, Inc.	19,303
1,575		Viacom, Inc. - Class B	37,769
1,575	@	Viacom, Inc.	61,110
3,890		Walt Disney Co.	108,492
			491,610

		Mining: 0.5%
1,800		Alcoa, Inc.	55,008
570		Freeport-McMoRan Copper & Gold, Inc.	34,069
920		Newmont Mining Corp.	47,739
440		Phelps Dodge Corp.	35,433
			172,249

		Miscellaneous Manufacturing: 3.6%
1,530		3M Co.	115,806
220	@	Cooper Industries Ltd.	19,118
560		Danaher Corp.	35,588
450		Dover Corp.	21,852
600		Eastman Kodak Co.	17,064
330		Eaton Corp.	24,080
21,370		General Electric Co.	743,249
1,890		Honeywell International, Inc.	80,835
450		Illinois Tool Works, Inc.	43,340
780	@@	Ingersoll-Rand Co.	32,596
440		ITT Industries, Inc.	24,737
450		Leggett & Platt, Inc.	10,967
220		Parker Hannifin Corp.	17,734
330		Textron, Inc.	30,819
			1,217,785

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 10	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 73.2% (continued)

		Office/Business Equipment: 0.2%
450		Pitney Bowes, Inc.	$19,319
2,120	@	Xerox Corp.	32,224
			51,543

		Oil & Gas: 6.9%
110		Amerada Hess Corp.	15,664
450		Anadarko Petroleum Corp.	45,455
570		Apache Corp.	37,341
740		Burlington Resources, Inc.	68,013
4,350		ChevronTexaco Corp.	252,170
3,690		ConocoPhillips	233,024
860		Devon Energy Corp.	52,606
570		EOG Resources, Inc.	41,040
19,800		Exxon Mobil Corp.	1,204,995
320		Kerr-McGee Corp.	30,554
680		Marathon Oil Corp.	51,796
30		Murphy Oil Corp.	1,495
330	@, @@	Nabors Industries Ltd.	23,621
1,180		Occidental Petroleum Corp.	109,327
220	@	Rowan Cos., Inc.	9,671
450		Sunoco, Inc.	34,907
2,000		Valero Energy Corp.	119,560
110		XTO Energy, Inc.	4,793
			2,336,032

		Oil & Gas Services: 0.8%
610		Baker Hughes, Inc.	41,724
1,000		Halliburton Co.	73,020
1,130		Schlumberger Ltd.	143,024
			257,768

		Packaging & Containers: 0.1%
220		Ball Corp.	9,643
220		Bemis Co.	6,948
220		Sealed Air Corp.	12,731
			29,322

		Pharmaceuticals: 4.0%
3,040		Abbott Laboratories	129,109
330		Allergan, Inc.	35,805
660		AmerisourceBergen Corp.	31,858
200	@	Barr Pharmaceuticals, Inc.	12,596
1,190		Cardinal Health, Inc.	88,679
900	@	Caremark Rx, Inc.	44,262
500		Eli Lilly & Co.	27,650
560	@	Express Scripts, Inc.	49,224
780	@	Forest Laboratories, Inc.	34,811
900	@	Gilead Sciences, Inc.	55,998
560	@	Hospira, Inc.	22,098
890	@	King Pharmaceuticals, Inc.	15,353
570	@	Medco Health Solutions, Inc.	32,615
5,960		Merck & Co., Inc.	209,971
450		Mylan Laboratories	10,530
14,840		Pfizer, Inc.	369,813
2,930		Schering-Plough Corp.	55,641
220	@	Watson Pharmaceuticals, Inc.	6,323
2,700		Wyeth	131,004
			1,363,340

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 10	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 73.2% (continued)

		Pipelines: 0.1%
220		Kinder Morgan, Inc.	$20,238
1,110		Williams Cos., Inc.	23,743
			43,981

		Real Estate Investment Trust: 0.2%
200		Apartment Investment & Management Co.	9,380
50		Archstone-Smith Trust	2,439
110		Prologis	5,885
220		Public Storage, Inc.	17,871
450		Simon Property Group LP	37,863
			73,438

		Retail: 5.1%
450	@	Autonation, Inc.	9,698
110	@	Autozone, Inc.	10,966
670	@	Bed Bath & Beyond, Inc.	25,728
1,130		Best Buy Co., Inc.	63,201
330		Circuit City Stores, Inc.	8,078
1,300		Costco Wholesale Corp.	70,408
300		CVS Corp.	8,961
450		Darden Restaurants, Inc.	18,464
670		Dollar General Corp.	11,839
330		Family Dollar Stores, Inc.	8,778
680		Federated Department Stores	49,640
1,230		Gap, Inc.	22,976
7,280		Home Depot, Inc.	307,944
790		JC Penney Co., Inc.	47,724
710	@	Kohl’s Corp.	37,637
100		Limited Brands	2,446
2,170		Lowe’s Cos., Inc.	139,835
3,630		McDonald’s Corp.	124,727
670		Nordstrom, Inc.	26,251
670	@	Office Depot, Inc.	24,951
220	@	Sears Holding Corp.	29,093
2,520		Staples, Inc.	64,310
2,070	@	Starbucks Corp.	77,915
1,790		Target Corp.	93,098
330		Tiffany & Co.	12,388
1,000		TJX Cos., Inc.	24,820
5,060		Wal-Mart Stores, Inc.	239,034
2,630		Walgreen Co.	113,432
220		Wendy’s International, Inc.	13,653
790		Yum! Brands, Inc.	38,599
			1,726,594

		Savings & Loans: 0.4%
560		Golden West Financial Corp.	38,024
700		Sovereign Bancorp, Inc.	15,337
2,030		Washington Mutual, Inc.	86,519
			139,880

		Semiconductors: 2.2%
820	@	Advanced Micro Devices, Inc.	27,191
780	@	Altera Corp.	16,099
980		Analog Devices, Inc.	37,524
3,260		Applied Materials, Inc.	57,083
855	@	Broadcom Corp.	36,902
1,430	@	Freescale Semiconductor, Inc.	39,711

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 10	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 73.2% (continued)

12,210		Intel Corp.	$236,264
450		Kla-Tencor Corp.	21,762
670		Linear Technology Corp.	23,504
890	@	LSI Logic Corp.	10,288
670		Maxim Integrated Products	24,891
1,240	@	Micron Technology, Inc.	18,253
1,230		National Semiconductor Corp.	34,243
330	@	Novellus Systems, Inc.	7,920
330	@	Nvidia Corp.	18,896
440	@	QLogic Corp.	8,514
4,310		Texas Instruments, Inc.	139,946
			758,991

		Software: 3.7%
1,340	@	Adobe Systems, Inc.	46,793
570	@	Autodesk, Inc.	21,956
1,170		Automatic Data Processing, Inc.	53,446
780	@	BMC Software, Inc.	16,895
900		CA, Inc.	24,489
450	@	Citrix Systems, Inc.	17,055
1,450	@	Compuware Corp.	11,354
570	@	Electronic Arts, Inc.	31,190
1,570		First Data Corp.	73,507
450	@	Fiserv, Inc.	19,148
50		IMS Health, Inc.	1,289
560	@	Intuit, Inc.	29,786
28,760		Microsoft Corp.	782,560
1,450	@	Novell, Inc.	11,136
7,640	@	Oracle Corp.	104,592
400	@	Parametric Technology Corp.	6,532
			1,251,728

		Telecommunications: 4.6%
7,780		AT&T, Inc.	210,371
890	@	Avaya, Inc.	10,057
5,010		BellSouth Corp.	173,597
330		CenturyTel, Inc.	12,910
16,920	@	Cisco Systems, Inc.	366,656
780		Citizens Communications Co.	10,351
50	@	Comverse Technology, Inc.	1,177
2,930	@	Corning, Inc.	78,846
6,830		Motorola, Inc.	156,475
3,260		Qualcomm, Inc.	164,989
5,850		Sprint Corp. - FON Group	151,164
1,000	@	Tellabs, Inc.	15,900
6,010		Verizon Communications, Inc.	204,701
			1,557,194

		Textiles: 0.0%
330		Cintas Corp.	14,065
			14,065

		Toys/Games/Hobbies: 0.1%
670		Hasbro, Inc.	14,137
800		Mattel, Inc.	14,504
			28,641

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 10	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 73.2% (continued)

	Transportation: 1.2%
780	Burlington Northern Santa Fe Corp.	$64,997
570	CSX Corp.	34,086
170	FedEx Corp.	19,200
1,430	Norfolk Southern Corp.	77,320
510	Union Pacific Corp.	47,609
2,250	United Parcel Service, Inc.	178,605
		421,817

	Total Common Stock
	(Cost $24,259,369)	24,754,737

Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATION: 22.4%

		Federal National Mortgage Association: 22.4%
$10,722,000		5.290%, due 01/15/13		$7,552,501

		Total U.S. Government Agency Obligations
		(Cost $7,715,533)		7,552,501

U.S. TREASURY OBLIGATIONS: 3.4%

		U.S. Treasury Note: 3.4%
1,600,000		6.040%, due 11/15/12		1,162,981

		Total U.S. Treasury Obligations
		(Cost $1,161,663)		1,162,981

		Total Long-Term Investments:
		(Cost $33,136,565)		$33,470,219

SHORT-TERM INVESTMENTS: 1.0%

		Repurchase Agreement: 1.0%
329,000		Goldman Sachs Repurchase Agreement dated, 03/31/06, 4.790%, due 04/03/06, $329,131 to be received upon repurchase (Collateralized by $347,000 Federal Home Loan Mortgage Corporation, 3.625%, Market Value plus accrued interest $336,174, due 09/15/08)		329,000

		Total Short-Term Investments:
		(Cost $329,000)		$329,000

		Total Investments in Securities
		(Cost $33,465,565)*	100.0%	$33,799,219
		Other Assets and Liabilities—Net	0.0	6,882
		Net Assets	100.0%	$33,806,101

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is $33,536,528.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,025,597
		Gross Unrealized Depreciation		(762,906)
		Net Unrealized Appreciation		$262,691

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 11	as of March 31, 2006 (Unaudited)

Shares	Value

COMMON STOCK: 66.1%

		Advertising: 0.1%
1,100	@	Interpublic Group of Cos., Inc.	$10,516
430		Omnicom Group	35,798
			46,314

		Aerospace/Defense: 1.7%
3,520		Boeing Co.	274,314
1,280		General Dynamics Corp.	81,894
100		L-3 Communications Holdings, Inc.	8,579
1,500		Lockheed Martin Corp.	112,695
860		Northrop Grumman Corp.	58,729
1,920		Raytheon Co.	88,013
430		Rockwell Collins, Inc.	24,231
2,620		United Technologies Corp.	151,881
			800,336

		Agriculture: 1.2%
5,140		Altria Group, Inc.	364,220
2,680		Archer-Daniels-Midland Co.	90,182
640		Monsanto Co.	54,240
320		Reynolds America, Inc.	33,760
			542,402

		Airlines: 0.1%
1,810		Southwest Airlines Co.	32,562
			32,562

		Apparel: 0.3%
1,600	@	Coach, Inc.	55,328
300		Jones Apparel Group, Inc.	10,611
300		Liz Claiborne, Inc.	12,294
640		Nike, Inc.	54,464
200		VF Corp.	11,380
			144,077

		Auto Manufacturers: 0.2%
6,420		Ford Motor Co.	51,103
400		Paccar, Inc.	28,192
			79,295

		Auto Parts & Equipment: 0.0%
600	@	Goodyear Tire & Rubber Co.	8,688
130		Johnson Controls, Inc.	9,871
			18,559

		Banks: 4.0%
860		AmSouth Bancorp	23,263
11,860		Bank of America Corp.	540,104
1,930		Bank of New York	69,557
1,390		BB&T Corp.	54,488
740		Comerica, Inc.	42,898
320		Compass Bancshares, Inc.	16,195
300		First Horizon National Corp.	12,495

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 11	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 66.1% (continued)

640		Huntington Bancshares, Inc.	$15,443
1,390		Keycorp	51,152
210		M&T Bank Corp.	23,969
530		Marshall & Ilsley Corp.	23,097
1,070		Mellon Financial Corp.	38,092
1,390		National City Corp.	48,511
430		Northern Trust Corp.	22,575
760		PNC Financial Services Group, Inc.	51,156
1,170		Regions Financial Corp.	41,149
850		State Street Corp.	51,366
960		SunTrust Banks, Inc.	69,850
750		Synovus Financial Corp.	20,318
4,600		US BanCorp.	140,300
4,150		Wachovia Corp.	232,608
4,270		Wells Fargo & Co.	272,725
220		Zions Bancorporation	18,201
			1,879,512

		Beverages: 1.9%
1,930		Anheuser-Busch Cos., Inc.	82,546
200		Brown-Forman Corp.	15,394
8,670		Coca-Cola Co.	363,013
750		Coca-Cola Enterprises, Inc.	15,255
500	@	Constellation Brands, Inc.	12,525
640		Pepsi Bottling Group, Inc.	19,450
6,860		PepsiCo, Inc.	396,439
			904,622

		Biotechnology: 0.7%
3,100	@	Amgen, Inc.	225,525
800	@	Biogen Idec, Inc.	37,680
320	@	Chiron Corp.	14,659
640	@	Genzyme Corp.	43,021
100	@	Millipore Corp.	7,306
			328,191

		Building Materials: 0.2%
430		American Standard Cos, Inc.	18,430
1,070		Masco Corp.	34,764
220		Vulcan Materials Co.	19,063
			72,257

		Chemicals: 0.9%
540		Air Products & Chemicals, Inc.	36,283
2,460		Dow Chemical Co.	99,876
200		Eastman Chemical Co.	10,236
430		Ecolab, Inc.	16,426
2,300		EI Du Pont de Nemours & Co.	97,083
300		Engelhard Corp.	11,883
200		International Flavors & Fragrances, Inc.	6,864
540		PPG Industries, Inc.	34,209
850		Praxair, Inc.	46,878
530		Rohm & Haas Co.	25,901
320		Sherwin-Williams Co.	15,821
105	@	Tronox, Inc.	1,781
			403,241

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 11	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 66.1% (continued)

		Commercial Services: 0.5%
320	@	Apollo Group, Inc.	$16,803
470		Cendant Corp.	8,155
540		Equifax, Inc.	20,110
850		H&R Block, Inc.	18,403
1,280		McKesson Corp.	66,726
640		Moody’s Corp.	45,734
850		Paychex, Inc.	35,411
430		Robert Half International, Inc.	16,602
530		RR Donnelley & Sons Co.	17,342
			245,286

		Computers: 2.9%
320	@	Affiliated Computer Services, Inc.	19,091
2,090	@	Apple Computer, Inc.	131,085
430	@	Computer Sciences Corp.	23,887
5,980	@	Dell, Inc.	177,965
1,280		Electronic Data Systems Corp.	34,342
6,090	@	EMC Corp.	83,007
12,400		Hewlett-Packard Co.	407,960
5,260		International Business Machines Corp.	433,792
430	@	NCR Corp.	17,970
960	@	Network Appliance, Inc.	34,589
800	@	Unisys Corp.	5,512
			1,369,200

		Cosmetics/Personal Care: 1.9%
200		Alberto-Culver Co.	8,846
1,280		Colgate-Palmolive Co.	73,088
300		Estee Lauder Cos., Inc.	11,157
13,540		Procter & Gamble Co.	780,175
			873,266

		Distribution/Wholesale: 0.1%
430		Genuine Parts Co.	18,847
200		WW Grainger, Inc.	15,070
			33,917

		Diversified Financial Services: 5.8%
3,200		American Express Co.	168,160
640		Ameriprise Financial, Inc.	28,838
320		Bear Stearns Cos, Inc.	44,384
750		Capital One Financial Corp.	60,390
2,670		Charles Schwab Corp.	45,951
640		CIT Group, Inc.	34,253
12,830		Citigroup, Inc.	605,961
1,500		Countrywide Financial Corp.	55,050
1,070	@	E*Trade Financial Corp.	28,869
2,430		Fannie Mae	124,902
200		Federated Investors, Inc.	7,810
420		Franklin Resources, Inc.	39,581
1,720		Freddie Mac	104,920
1,870		Goldman Sachs Group, Inc.	293,515
500		Janus Capital Group, Inc.	11,585
8,870		JPMorgan Chase & Co.	369,347
1,160		Lehman Brothers Holdings, Inc.	167,655
2,350		Merrill Lynch & Co., Inc.	185,086
3,700		Morgan Stanley	232,434
1,070		SLM Corp.	55,576
320		T. Rowe Price Group, Inc.	25,027
			2,689,294

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 11	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 66.1% (continued)

		Electric: 1.5%
1,710	@	AES Corp.	$29,173
430	@	Allegheny Energy, Inc.	14,556
1,560		American Electric Power Co., Inc.	53,071
800		CenterPoint Energy Resources Corp.	9,544
530		Cinergy Corp.	24,067
500	@	CMS Energy Corp.	6,475
640		Consolidated Edison, Inc.	27,840
430		Constellation Energy Group, Inc.	23,525
260		Dominion Resources, Inc.	17,948
430		DTE Energy Co.	17,239
2,610		Duke Energy Corp.	76,082
850		Edison International	35,003
100		Entergy Corp.	6,894
320		Exelon Corp.	16,928
1,250		FirstEnergy Corp.	61,125
1,060		FPL Group, Inc.	42,548
860		Pacific Gas & Electric Co.	33,454
220		Pinnacle West Capital Corp.	8,602
960		PPL Corp.	28,224
640		Progress Energy, Inc.	28,147
640		Public Service Enterprise Group, Inc.	40,986
500		TECO Energy, Inc.	8,060
2,340		TXU Corp.	104,738
			714,229

		Electrical Components & Equipment: 0.3%
1,390		Emerson Electric Co.	116,246
300		Molex, Inc.	9,960
			126,206

		Electronics: 0.3%
1,810	@	Agilent Technologies, Inc.	67,966
430		Applera Corp. - Applied Biosystems Group	11,670
100		Fisher Scientific International, Inc.	6,805
640	@	Jabil Circuit, Inc.	27,430
300		PerkinElmer, Inc.	7,041
2,900	@	Solectron Corp.	11,600
400	@	Thermo Electron Corp.	14,836
320	@	Waters Corp.	13,808
			161,156

		Engineering & Construction: 0.1%
420		Fluor Corp.	36,036
			36,036

		Entertainment: 0.1%
1,150		International Game Technology	40,503
			40,503

		Environmental Control: 0.1%
1,390		Waste Management, Inc.	49,067
			49,067

		Food: 0.8%
900		Albertson’s, Inc.	23,103
430		Campbell Soup Co.	13,932
1,280		ConAgra Foods, Inc.	27,469
1,500		General Mills, Inc.	76,020
850		HJ Heinz Co.	32,232
640		Kellogg Co.	28,186

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 11	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 66.1% (continued)

1,820	@	Kroger Co.	$37,055
300		McCormick & Co., Inc.	10,158
1,500		Safeway, Inc.	37,680
1,920		Sara Lee Corp.	34,330
640		Supervalu, Inc.	19,725
430		Whole Foods Market, Inc.	28,569
430		WM Wrigley Jr. Co.	27,520
			395,979

		Forest Products & Paper: 0.2%
280		International Paper Co.	9,680
300		Louisiana-Pacific Corp.	8,160
430		MeadWestvaco Corp.	11,743
430		Plum Creek Timber Co., Inc.	15,880
420		Temple-Inland, Inc.	18,711
640		Weyerhaeuser Co.	46,355
			110,529

		Gas: 0.2%
430		KeySpan Corp.	17,574
200		Nicor, Inc.	7,912
1,230		Sempra Energy	57,146
			82,632

		Hand/Machine Tools: 0.1%
320		Black & Decker Corp.	27,805
200		Stanley Works	10,132
			37,937

		Healthcare — Products: 2.0%
100		Bausch & Lomb, Inc.	6,370
1,710		Baxter International, Inc.	66,365
650		Becton Dickinson & Co.	40,027
1,500	@	Boston Scientific Corp.	34,575
220		CR Bard, Inc.	14,918
850		Guidant Corp.	66,351
7,590		Johnson & Johnson	449,480
3,100		Medtronic, Inc.	157,325
960	@	St. Jude Medical, Inc.	39,360
750		Stryker Corp.	33,255
640	@	Zimmer Holdings, Inc.	43,264
			951,290

		Healthcare — Services: 1.4%
1,930		Aetna, Inc.	94,840
730	@	Coventry Health Care, Inc.	39,405
740	@	Humana, Inc.	38,961
300	@	Laboratory Corp. of America Holdings	17,544
200		Manor Care, Inc.	8,870
400		Quest Diagnostics	20,520
4,680		UnitedHealth Group, Inc.	261,425
2,280	@	WellPoint, Inc.	176,540
			658,105

		Home Builders: 0.0%
300		Lennar Corp.	18,114
			18,114

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 11	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 66.1% (continued)

		Home Furnishings: 0.1%
210		Harman International Industries, Inc.	$23,337
210		Whirlpool Corp.	19,209
			42,546

		Household Products/Wares: 0.2%
20		Avery Dennison Corp.	1,170
100		Clorox Co.	5,985
320		Fortune Brands, Inc.	25,802
1,180		Kimberly-Clark Corp.	68,204
			101,161

		Housewares: 0.0%
740		Newell Rubbermaid, Inc.	18,641
			18,641

		Insurance: 2.6%
850	@@	ACE Ltd.	44,209
1,280		Aflac, Inc.	57,766
1,610		Allstate Corp.	83,897
220		AMBAC Financial Group, Inc.	17,512
1,320		American International Group, Inc.	87,239
1,070		AON Corp.	44,416
650		Chubb Corp.	62,036
420		Cigna Corp.	54,860
430		Cincinnati Financial Corp.	18,090
960		Genworth Financial, Inc.	32,093
750		Hartford Financial Services Group, Inc.	60,413
320		Jefferson-Pilot Corp.	17,901
640		Lincoln National Corp.	34,938
320		Loews Corp.	32,384
1,390		Marsh & McLennan Cos., Inc.	40,810
320		MBIA, Inc.	19,242
2,570		Metlife, Inc.	124,311
200		MGIC Investment Corp.	13,326
960		Principal Financial Group	46,848
530		Progressive Corp.	55,258
1,740		Prudential Financial, Inc.	131,909
530		Safeco Corp.	26,611
1,710		St. Paul Cos.	71,461
220		Torchmark Corp.	12,562
750		UnumProvident Corp.	15,360
100	@@	XL Capital Ltd	6,411
			1,211,863

		Internet: 0.6%
1,370	@	Amazon.com, Inc.	50,019
2,890	@	eBay, Inc.	112,883
320	@	Monster Worldwide, Inc.	15,955
2,780	@	Symantec Corp.	46,787
640	@	VeriSign, Inc.	15,354
640	@	Yahoo!, Inc.	20,646
			261,644

		Iron/Steel: 0.2%
640		Nucor Corp.	67,066
300		United States Steel Corp.	18,204
			85,270

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 11	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 66.1% (continued)

		Leisure Time: 0.2%
200		Brunswick Corp.	$7,772
1,070		Carnival Corp.	50,686
660		Harley-Davidson, Inc.	34,241
300		Sabre Holdings Corp.	7,059
			99,758

		Lodging: 0.2%
850		Hilton Hotels Corp.	21,641
430		Marriott International, Inc.	29,498
530		Starwood Hotels & Resorts Worldwide, Inc.	35,897
			87,036

		Machinery — Construction & Mining: 0.3%
1,700		Caterpillar, Inc.	122,077
			122,077

		Machinery — Diversified: 0.2%
110		Cummins, Inc.	11,561
640		Deere & Co.	50,592
430		Rockwell Automation, Inc.	30,921
			93,074

		Media: 1.3%
1,390		Clear Channel Communications, Inc.	40,324
1,050	@	Comcast Corp.	27,468
200		EW Scripps Co.	8,942
100		Gannett Co., Inc.	5,992
1,580		McGraw-Hill Cos, Inc.	91,040
100		Meredith Corp.	5,579
300		New York Times Co.	7,593
6,200		News Corp., Inc.	102,982
2,260		Time Warner, Inc.	37,945
140		Tribune Co.	3,840
540	@	Univision Communications, Inc.	18,614
1,930		Viacom, Inc. - Class B	46,281
1,930	@	Viacom, Inc.	74,884
4,910		Walt Disney Co.	136,940
			608,424

		Mining: 0.4%
2,230		Alcoa, Inc.	68,149
750		Freeport-McMoRan Copper & Gold, Inc.	44,828
1,170		Newmont Mining Corp.	60,711
440		Phelps Dodge Corp.	35,433
			209,121

		Miscellaneous Manufacturing: 3.1%
1,920		3M Co.	145,325
210	@	Cooper Industries Ltd.	18,249
640		Danaher Corp.	40,672
530		Dover Corp.	25,737
700		Eastman Kodak Co.	19,908
420		Eaton Corp.	30,647
26,430		General Electric Co.	919,235
2,140		Honeywell International, Inc.	91,528
530		Illinois Tool Works, Inc.	51,044
850	@@	Ingersoll-Rand Co.	35,522
430		ITT Industries, Inc.	24,175
400		Leggett & Platt, Inc.	9,748
320		Parker Hannifin Corp.	25,795
320		Textron, Inc.	29,885
			1,467,470

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 11	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 66.1% (continued)

		Office/Business Equipment: 0.1%
540		Pitney Bowes, Inc.	$23,182
2,460	@	Xerox Corp.	37,392
			60,574

		Oil & Gas: 6.3%
210		Amerada Hess Corp.	29,904
540		Anadarko Petroleum Corp.	54,545
750		Apache Corp.	49,133
880		Burlington Resources, Inc.	80,881
5,340		ChevronTexaco Corp.	309,560
4,490		ConocoPhillips	283,544
1,070		Devon Energy Corp.	65,452
740		EOG Resources, Inc.	53,280
25,330		Exxon Mobil Corp.	1,541,584
520		Kerr-McGee Corp.	49,650
860		Marathon Oil Corp.	65,506
120		Murphy Oil Corp.	5,978
420	@, @@	Nabors Industries Ltd.	30,064
1,370		Occidental Petroleum Corp.	126,931
220	@	Rowan Cos., Inc.	9,671
530		Sunoco, Inc.	41,112
2,460		Valero Energy Corp.	147,059
200		XTO Energy, Inc.	8,714
			2,952,568

		Oil & Gas Services: 0.7%
850		Baker Hughes, Inc.	58,140
1,180		Halliburton Co.	86,164
1,490		Schlumberger Ltd.	188,589
			332,893

		Packaging & Containers: 0.1%
220		Ball Corp.	9,643
200		Bemis Co.	6,316
300	@	Pactiv Corp.	7,362
200		Sealed Air Corp.	11,574
			34,895

		Pharmaceuticals: 3.7%
3,950		Abbott Laboratories	167,757
420		Allergan, Inc.	45,570
860		AmerisourceBergen Corp.	41,512
320	@	Barr Pharmaceuticals, Inc.	20,154
1,470		Cardinal Health, Inc.	109,544
1,170	@	Caremark Rx, Inc.	57,541
600		Eli Lilly & Co.	33,180
640	@	Express Scripts, Inc.	56,256
850	@	Forest Laboratories, Inc.	37,936
1,170	@	Gilead Sciences, Inc.	72,797
640	@	Hospira, Inc.	25,254
1,070	@	King Pharmaceuticals, Inc.	18,458
750	@	Medco Health Solutions, Inc.	42,915
7,480		Merck & Co., Inc.	263,520
500		Mylan Laboratories	11,700
18,710		Pfizer, Inc.	466,253
3,740		Schering-Plough Corp.	71,023
200	@	Watson Pharmaceuticals, Inc.	5,748
3,420		Wyeth	165,938
			1,713,056

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 11	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 66.1% (continued)

		Pipelines: 0.1%
220		Kinder Morgan, Inc.	$20,238
1,390		Williams Cos., Inc.	29,732
			49,970

		Real Estate Investment Trust: 0.1%
200		Apartment Investment & Management Co.	9,380
100		Prologis	5,350
200		Public Storage, Inc.	16,246
430		Simon Property Group LP	36,180
			67,156

		Retail: 4.7%
400	@	Autonation, Inc.	8,620
110	@	Autozone, Inc.	10,966
740	@	Bed Bath & Beyond, Inc.	28,416
1,390		Best Buy Co., Inc.	77,743
640		Circuit City Stores, Inc.	15,667
1,600		Costco Wholesale Corp.	86,656
400		CVS Corp.	11,948
540		Darden Restaurants, Inc.	22,156
850		Dollar General Corp.	15,020
400		Family Dollar Stores, Inc.	10,640
640		Federated Department Stores	46,720
1,930		Gap, Inc.	36,052
9,170		Home Depot, Inc.	387,891
960		JC Penney Co., Inc.	57,994
860	@	Kohl’s Corp.	45,589
160		Limited Brands	3,914
2,670		Lowe’s Cos., Inc.	172,055
5,380		McDonald’s Corp.	184,857
750		Nordstrom, Inc.	29,385
1,050	@	Office Depot, Inc.	39,102
220	@	Sears Holding Corp.	29,093
3,160		Staples, Inc.	80,643
3,320	@	Starbucks Corp.	124,965
2,240		Target Corp.	116,502
300		Tiffany & Co.	11,262
1,170		TJX Cos., Inc.	29,039
6,010		Wal-Mart Stores, Inc.	283,912
3,260		Walgreen Co.	140,604
420		Wendy’s International, Inc.	26,065
950		Yum! Brands, Inc.	46,417
			2,179,893

		Savings & Loans: 0.4%
640		Golden West Financial Corp.	43,456
860		Sovereign Bancorp, Inc.	18,843
2,530		Washington Mutual, Inc.	107,829
			170,128

		Semiconductors: 2.0%
1,070	@	Advanced Micro Devices, Inc.	35,481
960	@	Altera Corp.	19,814
1,260		Analog Devices, Inc.	48,245
4,160		Applied Materials, Inc.	72,842
1,070	@	Broadcom Corp.	46,181
1,770	@	Freescale Semiconductor, Inc.	49,153

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 11	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 66.1% (continued)

15,390		Intel Corp.	$297,797
530		Kla-Tencor Corp.	25,631
750		Linear Technology Corp.	26,310
900	@	LSI Logic Corp.	10,404
850		Maxim Integrated Products	31,578
1,600	@	Micron Technology, Inc.	23,552
1,490		National Semiconductor Corp.	41,482
300	@	Novellus Systems, Inc.	7,200
430	@	Nvidia Corp.	24,622
400	@	QLogic Corp.	7,740
5,450		Texas Instruments, Inc.	176,962
200		Xilinx, Inc.	5,092
			950,086

		Software: 3.5%
1,500	@	Adobe Systems, Inc.	52,380
960	@	Autodesk, Inc.	36,979
1,490		Automatic Data Processing, Inc.	68,063
960	@	BMC Software, Inc.	20,794
1,170		CA, Inc.	31,836
750	@	Citrix Systems, Inc.	28,425
1,710	@	Compuware Corp.	13,389
800	@	Electronic Arts, Inc.	43,776
1,920		First Data Corp.	89,894
430	@	Fiserv, Inc.	18,297
750	@	Intuit, Inc.	39,893
37,950		Microsoft Corp.	1,032,605
1,610	@	Novell, Inc.	12,365
9,610	@	Oracle Corp.	131,561
			1,620,257

		Telecommunications: 4.2%
9,760		AT&T, Inc.	263,910
1,000	@	Avaya, Inc.	11,300
6,300		BellSouth Corp.	218,295
300		CenturyTel, Inc.	11,736
1,400	@	Ciena Corp.	7,294
21,060	@	Cisco Systems, Inc.	456,370
800		Citizens Communications Co.	10,616
3,850	@	Corning, Inc.	103,604
8,550		Motorola, Inc.	195,881
4,170		Qualcomm, Inc.	211,044
7,480		Sprint Corp. - FON Group	193,283
1,170	@	Tellabs, Inc.	18,603
7,480		Verizon Communications, Inc.	254,769
			1,956,705

		Textiles: 0.0%
320		Cintas Corp.	13,638
			13,638

		Toys/Games/Hobbies: 0.1%
750		Hasbro, Inc.	15,825
1,070		Mattel, Inc.	19,399
			35,224

		Transportation: 1.1%
960		Burlington Northern Santa Fe Corp.	79,997
560		CSX Corp.	33,488
110		FedEx Corp.	12,423

		PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 11		as of March 31, 2006 (Unaudited)(continued)

Shares				Value

COMMON STOCK: 66.1% (continued)

1,710		Norfolk Southern Corp.		$92,460
710		Union Pacific Corp.		66,279
2,780		United Parcel Service, Inc.		220,676
				505,323

		Total Common Stock
		(Cost $30,859,290)		30,894,565

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATION: 30.9%

		Federal Home Loan Mortgage Corporation: 30.9%
$20,500,000		5.240%, due 01/15/13		$14,430,421

		Total U.S. Government Agency Obligations
		(Cost $14,710,678)		14,430,421

U.S. TREASURY OBLIGATION:
		U.S. Treasury STRIP: 2.0%
1,345,000		4.900%, due 02/15/13		963,978

		Total U.S. Treasury Obligations		963,978
		(Cost $978,197)

		Total Long-Term Investments:
		(Cost $46,548,165)		$46,288,964

SHORT-TERM INVESTMENTS: 1.0%

		Repurchase Agreement: 1.0%
469,000		Morgan Stanley Repurchase Agreement dated, 03/31/06, 4.800%, due 04/03/06, $469,188 to be received upon repurchase (Collateralized by $495,000 Federal Home Loan Mortgage Corporation, 4.000%, Market Value plus accrued interest $486,166, due 07/24/08)		469,000

		Total Short-Term Investments:
		(Cost $469,000)		$469,000

		Total Investments in Securities
		(Cost $47,017,165)*	100.0%	$46,757,964
		Other Assets and Liabilities—Net	0.0	(5,357)
		Net Assets	100.0%	$46,752,607

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is $47,022,403.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$520,299
		Gross Unrealized Depreciation		(784,738)
		Net Unrealized Depreciation		$(264,439)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 12	as of March 31, 2006 (Unaudited)

Shares	Value

SHORT-TERM INVESTMENTS: 100.0%

		Commercial Paper: 79.0%
$800,000		ANZ National Bank, 4.730%, due 04/12/06		$798,741
800,000		ASB Bank LTD, 4.800%, due 5/10/06		795,760
772,000		Barton Capital, 4.740%, due 04/17/06		770,276
800,000		BNP Paribas, 4.750%, due 04/04/06		799,578
800,000		CAFCO, 4.780%, due 4/27/2006		797,144
800,000		UBS Financial, 4.600%, due 04/04/06		799,591
800,000		Three Pillars, 4.650%, due 04/05/06		799,483
800,000		Preferred Receiving Funding, 4.690%, due 04/10/06		798,960
880,000		Danske Corp., 4.690%, due 04/10/06		878,856
800,000		ABN Amro, 4.610%, due 04/10/06		798,978
800,000		Ciesco LLC, 4.660%, due 04/11/06		798,863
439,000		Jupiter Security Corporation, 4.700%, due 04/12/06		438,314
800,000		Park Avenue Receivables, 4.680%, due 04/13/06		798,651
500,000		DEXIA, 4.770%, due 4/4/06		499,735
800,000		Edison Asset Security LLC, 4.770%, due 04/26/06		797,256
800,000		Galaxy Funding, Inc., 4.850%, due 05/25/06		794,121
800,000		IXIS, 4.800%, due 05/08/06		795,955
412,000		Jupiter Security Corporation, 4.800%, due 04/03/06		411,835
550,000		Societe, 4.770%, due 04/04/06		549,709
800,000		Saint Germain Holding, due 4/13/06		798,637
800,000		Swiss Re Financial Corporation, 4.690%, due 6/12/06		792,456
800,000		Thunder Bay CP, 4.720%, due 04/13/06		798,639
700,000		Westpac DN, 4.840%, due 05/23/06		695,043
500,000		Yorktown, 4.790%, due 04/17/06		498,871
				17,505,452
		Total Commercial Paper
		(Cost $17,507,464)		17,505,452

		Repurchase Agreement: 21.0%
4,662,000		Morgan Stanley Repurchase Agreement dated, 03/31/06, 4.800%, due 04/03/06, $4,663,865 to be received upon repurchase (Collateralized by $5,050,000 Federal National Mortgage Association, 3.650%, Market Value plus accrued interest $4,812,521, due 06/17/10)		4,662,000

		Total Repurchase Agreements:
		(Cost $4,662,000)		4,662,000

		Total Short-Term Investments:
		(Cost $22,169,464)		$22,167,452

		Total Investments in Securities
		(Cost $22,169,464)*	100.0%	$22,167,452
		Other Assets and Liabilities—Net	0.0	(5,039)
		Net Assets	100.0%	$22,162,413

	*	Cost for federal income tax purposes is $22,169,464.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(2,012)
		Net Unrealized Depreciation		$(2,012)

PORTFOLIO OF INVESTMENTS
ING VP Global Equity Dividend Portfolio	as of March 31, 2006 (Unaudited)

Shares	Value

COMMON STOCK: 97.2%

		Australia: 8.2%
35,190		Australia & New Zealand Banking Group Ltd.	$663,938
61,576		Coca-Cola Amatil Ltd.	316,976
159,334		Foster’s Group Ltd.	602,851
25,985		Publishing & Broadcasting Ltd.	320,452
41,754		Santos Ltd.	338,382
29,613		St. George Bank Ltd.	650,564
61,730		Stockland	295,582
27,430		SunCorp.-Metway Ltd.	379,784
31,018		TABCorp. Holdings Ltd.	341,919
25,087		Wesfarmers Ltd.	623,083
50,903		Westfield Group	620,043
			5,153,574

		Belgium: 2.0%
19,544		Belgacom SA	624,074
17,848		Fortis	634,346
			1,258,420

		Brazil: 2.6%
10,724		Cia Siderurgica Nacional SA ADR	336,948
8,361	@	Petroleo Brasileiro SA ADR	667,626
38,650		Tele Norte Leste Participacoes SA ADR	644,682
			1,649,256

		Canada: 6.8%
39,124		BCE, Inc.	943,389
8,597		Canadian Imperial Bank of Commerce	633,758
6,136		Enerplus Resources Fund	309,500
16,137		Fording Canadian Coal Trust	613,045
11,080		Penn West Energy Trust	405,456
23,862		Precision Drilling Corp.	770,309
21,563		TransCanada Corp.	622,344
			4,297,801

		China: 1.0%
606,000		PetroChina Co., Ltd.	635,302
			635,302

		Denmark: 1.0%
17,048		Danske Bank A/S	631,109
			631,109

		France: 3.0%
26,985		France Telecom SA	604,977
4,234		Societe Generale	633,547
18,369		Vivendi Universal SA	626,963
			1,865,487

		Germany: 1.9%
35,916		Deutsche Telekom AG	603,772
5,575		EON AG	611,839
			1,215,611

PORTFOLIO OF INVESTMENTS
ING VP Global Equity Dividend Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 97.2% (continued)

	Greece: 1.0%
16,542	OPAP SA	$631,536
		631,536

	Hong Kong: 0.9%
86,754	Citic Pacific Ltd.	260,264
52,000	CLP Holdings Ltd.	303,280
		563,544

	Ireland: 1.0%
26,841	Allied Irish Banks PLC	637,716
		637,716

	Israel: 0.6%
84,687	Bank Hapoalim Ltd.	391,568
		391,568

	Italy: 7.2%
105,232	Banca Intesa S.p.A.	626,293
90,491	Enel S.p.A.	763,759
33,826	ENI-Ente Nazionale Idrocarburi S.p.A.	961,844
20,845	Mediaset S.p.A.	245,108
144,604	Snam Rete Gas S.p.A.	637,799
240,435	Telecom Italia S.p.A.	637,658
93,207	UniCredito Italiano S.p.A.	671,286
		4,543,747

	Mexico: 0.5%
117,772	Grupo Mexico SA de CV	334,615
		334,615

	Netherlands: 3.5%
20,749	ABN Amro Holding NV	619,136
3,134	Rodamco Europe NV	314,061
20,329	Royal Dutch Shell PLC	635,564
56,377	Royal KPN NV	632,988
		2,201,749

	New Zealand: 0.8%
153,961	Telecom Corp. of New Zealand Ltd.	521,554
		521,554

	Norway: 1.1%
49,185	DNB Holding ASA	660,074
		660,074

	Portugal: 1.5%
33,856	Brisa-Auto Estradas de Portugal SA	332,711
51,638	Portugal Telecom SGPS SA	627,753
		960,464

	Singapore: 1.0%
66,000	United Overseas Bank Ltd.	635,568
		635,568

	South Africa: 2.1%
52,217	Edgars Consolidated Stores Ltd.	325,241
23,919	Standard Bank Group Ltd.	328,021
25,386	Telkom SA Ltd.	659,749
		1,313,011

PORTFOLIO OF INVESTMENTS
ING VP Global Equity Dividend Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 97.2% (continued)

		South Korea: 1.6%
15,070		KT Corp. ADR	$320,991
4,480		KT&G Corp.	252,667
5,390		S-Oil Corp.	413,223
			986,881
		Spain: 1.0%
12,672	@	Gestevision Telecinco SA	315,345
27,770		Telefonica Publicidad e Informacion SA	308,582
			623,927

		Sweden: 2.7%
7,369		Scania AB	319,877
14,600		Svenska Cellulosa AB	640,347
15,900		Volvo AB	744,030
			1,704,254

		Thailand: 0.8%
94,600		Advanced Info Service PLC	222,434
39,200		Siam Cement PCL	257,228
			479,662

		United Kingdom: 11.1%
53,883		Barclays PLC	628,230
42,929		BBA Group PLC	209,205
32,541		Centrica PLC	158,402
41,077		Diageo PLC	645,212
194,941		Dixons Group PLC	621,869
23,638		GlaxoSmithKline PLC	616,956
40,336		GUS PLC	737,457
20,899		Imperial Tobacco Group PLC	617,345
255,160		Legal & General Group PLC	626,072
25,894		Provident Financial PLC	316,611
29,219		Royal Bank of Scotland Group PLC	948,499
31,412		Severn Trent PLC	606,969
38,135		Taylor Woodrow PLC	266,597
			6,999,424

		United States: 32.3%
8,431		AGL Resources, Inc.	303,938
13,055		Altria Group, Inc.	925,077
12,426		Ameren Corp.	619,063
17,810		American Capital Strategies Ltd.	626,200
11,203		Arthur J Gallagher & Co.	311,555
23,202		AT&T, Inc.	627,382
20,416		Bank of America Corp.	929,745
19,756		Citigroup, Inc.	933,076
35,299		Citizens Communications Co.	468,418
29,962		ConAgra Foods, Inc.	642,985
5,723		Developers Diversified Realty Corp.	313,334
22,149		Duke Energy Corp.	645,643
6,646		Duke Realty Corp.	252,216
14,789		EI Du Pont de Nemours & Co.	624,244
12,752		Energy East Corp.	309,874
15,514		First Horizon National Corp.	646,158
5,693		Hospitality Properties Trust	248,613
6,603		iStar Financial, Inc.	252,763
17,017		Keycorp	626,226
8,096		Kinder Morgan Energy Partners LP	390,065

PORTFOLIO OF INVESTMENTS
ING VP Global Equity Dividend Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares	Value

COMMON STOCK: 97.2% (continued)

6,853		Kinder Morgan, Inc.		$630,407
5,303		Liberty Property Trust		250,089
17,585		Merck & Co., Inc.		619,520
11,356		New York Community Bancorp, Inc.		198,957
15,123		Oneok, Inc.		487,717
24,682		Pfizer, Inc.		615,075
9,244		Public Service Enterprise Group, Inc.		591,986
7,395		Rayonier, Inc.		337,138
25,400		Regal Entertainment Group		477,774
5,876		Reynolds America, Inc.		619,918
35,141		Sara Lee Corp.		628,321
2,957		Simon Property Group LP		248,802
19,177		Southern Co.		628,430
11,173		Thornburg Mortgage, Inc.		302,341
10,995		United Dominion Realty Trust, Inc.		313,797
19,809		US BanCorp.		604,175
23,076		UST, Inc.		959,962
9,042		Ventas, Inc.		300,014
20,620		Washington Mutual, Inc.		878,823
				20,389,821

		Total Common Stock
		(Cost $56,406,043)		61,285,676

EQUITY-LINKED SECURITIES: 2.9%

		India: 1.4%
16,249	@	Oil & Natural Gas Corp. Ltd.		477,721
243,000	@	Steel Authority of India Ltd.		451,980
				929,701

		Luxembourg: 0.5%
222,000	@	Lite-On Technology Corp.		308,580
				308,580

		Taiwan: 1.0%
177,960	@	Formosa Chemicals & Fibre Corp.		286,516
439,000	#	Mega Financial Holdings Co. Ltd.		329,250
				615,766
		Total Equity-Linked Securities
		(Cost $1,523,168)		1,854,047

		Total Investments in Securities
		(Cost $57,929,211)*	100.1%	$63,139,723
		Other Assets and Liabilities—Net	(0.1)	(59,642)
		Net Assets	100.0%	$63,080,081

	@	Non-Income Producing Securities
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $57,950,479.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$6,173,971
		Gross Unrealized Depreciation		(984,727)
		Net Unrealized Appreciation		$5,189,244

PORTFOLIO OF INVESTMENTS
ING VP Global Equity Dividend Portfolio	as of March 31, 2006 (Unaudited)(continued)

Industry	Percentage of Net Assets
Advertising	0.5%
Agriculture	5.4
Auto Manufacturers	1.7
Banks	20.9
Beverages	2.5
Building Materials	0.4
Chemicals	1.4
Coal	1.0
Commercial Services	0.5
Diversified Financial Services	2.9
Electric	7.1
Entertainment	1.3
Food	2.0
Forest Products & Paper	1.5
Gambling	1.0
Gas	2.5
Holding Companies - Diversified	0.9
Home Builders	0.4
Insurance	1.5
Investment Companies	1.0
Iron/Steel	1.3
Media	2.4
Mining	0.5
Miscellaneous Manufacturing	1.3
Oil & Gas	8.9
Pharmaceuticals	2.9
Pipelines	2.6
Real Estate	1.5
Real Estate Investment Trust	4.0
Retail	2.7
Savings & Loans	1.7
Telecommunications	12.9
Water	1.0
Other Assets and Liabilities	(0.1)
Total Net Assets	100.0%

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)  There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Insurance Trust

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 30, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 30, 2006